UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04000
CALVERT VARIABLE PRODUCTS, INC.
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Ivy Wafford Duke, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Fiscal quarter ended September 30, 2015
Item 1. Schedule of Investments.

CALVERT VP SRI LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2015 (Unaudited)

	SHARES	VALUE ($)
EQUITY SECURITIES - 97.1%

Banks - 12.8%
JPMorgan Chase & Co.	50,420	3,074,108
PNC Financial Services Group, Inc. (The)	47,056	4,197,395
US Bancorp	67,500	2,768,175
		10,039,678

Beverages - 1.3%
PepsiCo, Inc.	10,792	1,017,686

Biotechnology - 4.2%
Amgen, Inc.	12,800	1,770,496
Gilead Sciences, Inc.	15,898	1,561,025
		3,331,521

Capital Markets - 4.9%
Bank of New York Mellon Corp. (The)	45,188	1,769,110
Morgan Stanley	64,940	2,045,610
		3,814,720

Chemicals - 2.2%
Potash Corp. of Saskatchewan, Inc.	84,677	1,740,112

Communications Equipment - 5.1%
Cisco Systems, Inc.	62,524	1,641,255
QUALCOMM, Inc.	44,327	2,381,690
		4,022,945

Consumer Finance - 1.8%
Capital One Financial Corp.	19,604	1,421,682

Diversified Telecommunication Services - 2.4%
Deutsche Telekom AG (ADR)	106,854	1,898,796

Electrical Equipment - 2.0%
Eaton Corp. plc	30,251	1,551,876

Energy Equipment & Services - 3.4%
National Oilwell Varco, Inc.	70,635	2,659,408

Food & Staples Retailing - 1.6%
J Sainsbury plc	325,000	1,285,130

Household Products - 3.1%
Procter & Gamble Co. (The)	34,350	2,471,139

Industrial Conglomerates - 2.0%
General Electric Co.	63,864	1,610,650

Insurance - 4.4%
American International Group, Inc.	35,646	2,025,406
MetLife, Inc.	30,416	1,434,114
		3,459,520

Internet Software & Services - 3.4%
Alphabet, Inc.:
Class A*	700	446,859
Class C*	3,610	2,196,396
		2,643,255

IT Services - 2.7%
International Business Machines Corp.	14,647	2,123,376

Machinery - 6.1%
Cummins, Inc.	18,551	2,014,267
Deere & Co.	37,149	2,749,026
		4,763,293

Media - 3.7%
Comcast Corp., Class A	22,932	1,304,372
Time Warner, Inc.	22,865	1,571,969
		2,876,341

Oil, Gas & Consumable Fuels - 4.0%
Devon Energy Corp.	22,731	843,093
Noble Energy, Inc.	40,989	1,237,048
Occidental Petroleum Corp.	15,600	1,031,940
		3,112,081

Personal Products - 3.1%
Unilever NV, NY Shares	61,135	2,457,627

Pharmaceuticals - 10.9%
Merck & Co., Inc.	51,564	2,546,746
Pfizer, Inc.	102,524	3,220,279
Sanofi SA (ADR)	59,039	2,802,581
		8,569,606

Software - 3.8%
Microsoft Corp.	67,257	2,976,795

Specialty Retail - 2.5%
Gap, Inc. (The)	68,741	1,959,118

Textiles, Apparel & Luxury Goods - 2.3%
Swatch Group AG (The)	4,778	1,769,657

Wireless Telecommunication Services - 3.4%
Vodafone Group plc (ADR)	83,199	2,640,736

Total Equity Securities (Cost $84,037,930)		76,216,748

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 1.8%
State Street Bank Time Deposit, 0.088%, 10/1/15	1,422,797	1,422,797

Total Time Deposit (Cost $1,422,797)		1,422,797

TOTAL INVESTMENTS (Cost $85,460,727) - 98.9%		77,639,545
Other assets and liabilities, net - 1.1%		875,554
NET ASSETS - 100.0%		$78,515,099

*	Non-income producing security.

Abbreviations:
ADR:	American Depositary Receipts
plc:	Public Limited Company

CALVERT VP S&P 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2015 (Unaudited)

	SHARES	VALUE ($)
EQUITY SECURITIES - 93.8%

Aerospace & Defense - 2.5%
Boeing Co. (The)	12,041	1,576,769
General Dynamics Corp.	5,692	785,211
Honeywell International, Inc.	14,601	1,382,569
L-3 Communications Holdings, Inc.	1,588	165,978
Lockheed Martin Corp.	4,998	1,036,135
Northrop Grumman Corp.	3,516	583,480
Precision Castparts Corp.	2,588	594,490
Raytheon Co.	5,772	630,649
Rockwell Collins, Inc.	2,500	204,600
Textron, Inc.	5,149	193,808
United Technologies Corp.	15,500	1,379,345
		8,533,034

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	2,738	185,582
Expeditors International of Washington, Inc.	3,600	169,380
FedEx Corp.	4,918	708,094
United Parcel Service, Inc., Class B	13,105	1,293,332
		2,356,388

Airlines - 0.6%
American Airlines Group, Inc.	12,605	489,452
Delta Air Lines, Inc.	14,924	669,640
Southwest Airlines Co.	12,512	475,956
United Continental Holdings, Inc. *	7,150	379,308
		2,014,356

Auto Components - 0.4%
BorgWarner, Inc.	4,218	175,427
Delphi Automotive plc	5,406	411,072
Goodyear Tire & Rubber Co. (The)	5,121	150,199
Johnson Controls, Inc.	12,252	506,743
		1,243,441

Automobiles - 0.6%
Ford Motor Co.	73,120	992,239
General Motors Co.	27,046	811,921

Harley-Davidson, Inc.	4,028	221,137
		2,025,297

Banks - 5.7%
Bank of America Corp.	196,626	3,063,433
BB&T Corp.	14,435	513,886
Citigroup, Inc.	56,474	2,801,675
Comerica, Inc.	3,350	137,685
Fifth Third Bancorp	15,164	286,751
Huntington Bancshares, Inc.	15,271	161,873
JPMorgan Chase & Co.	69,481	4,236,257
KeyCorp	16,295	211,998
M&T Bank Corp.	2,490	303,655
People's United Financial, Inc.	6,131	96,441
PNC Financial Services Group, Inc. (The)	9,697	864,972
Regions Financial Corp.	25,440	229,214
SunTrust Banks, Inc.	9,830	375,899
US Bancorp	31,059	1,273,730
Wells Fargo & Co.	87,730	4,504,935
Zions Bancorporation	3,653	100,604
		19,163,008

Beverages - 2.1%
Brown-Forman Corp., Class B	1,991	192,928
Coca-Cola Co. (The)	73,528	2,949,943
Coca-Cola Enterprises, Inc.	3,954	191,176
Constellation Brands, Inc., Class A	3,227	404,053
Dr Pepper Snapple Group, Inc.	3,623	286,398
Molson Coors Brewing Co., Class B	2,931	243,332
Monster Beverage Corp. *	2,853	385,554
PepsiCo, Inc.	27,653	2,607,678
		7,261,062

Biotechnology - 3.4%
AbbVie, Inc.	31,058	1,689,866
Alexion Pharmaceuticals, Inc. *	4,192	655,587
Amgen, Inc.	14,188	1,962,484
Baxalta, Inc.	10,190	321,087
Biogen, Inc. *	4,404	1,285,131
Celgene Corp. *	14,897	1,611,408
Gilead Sciences, Inc.	27,515	2,701,698

Regeneron Pharmaceuticals, Inc. *	1,451	674,918
Vertex Pharmaceuticals, Inc. *	4,564	475,295
		11,377,474

Building Products - 0.1%
Allegion plc	1,909	110,073
Masco Corp.	6,602	166,238
		276,311

Capital Markets - 2.0%
Affiliated Managers Group, Inc. *	1,020	174,410
Ameriprise Financial, Inc.	3,405	371,588
Bank of New York Mellon Corp. (The)	20,762	812,832
BlackRock, Inc.	2,376	706,789
Charles Schwab Corp. (The)	22,464	641,572
E*Trade Financial Corp. *	5,387	141,840
Franklin Resources, Inc.	7,411	276,134
Goldman Sachs Group, Inc. (The)	7,522	1,307,023
Invesco Ltd.	7,982	249,278
Legg Mason, Inc.	1,897	78,934
Morgan Stanley	28,761	905,971
Northern Trust Corp.	4,101	279,524
State Street Corp.	7,787	523,364
T. Rowe Price Group, Inc.	4,847	336,866
		6,806,125

Chemicals - 2.0%
Air Products & Chemicals, Inc.	3,619	461,712
Airgas, Inc.	1,337	119,434
CF Industries Holdings, Inc.	4,470	200,703
Dow Chemical Co. (The)	21,730	921,352
E. I. du Pont de Nemours & Co.	16,941	816,556
Eastman Chemical Co.	2,772	179,404
Ecolab, Inc.	4,984	546,844
FMC Corp.	2,457	83,317
International Flavors & Fragrances, Inc.	1,500	154,890
LyondellBasell Industries NV, Class A	6,993	582,937
Monsanto Co.	8,778	749,115
Mosaic Co. (The)	6,326	196,802
PPG Industries, Inc.	5,102	447,394
Praxair, Inc.	5,404	550,451

Sherwin-Williams Co. (The)	1,483	330,383
Sigma-Aldrich Corp.	2,208	306,735
		6,648,029

Commercial Services & Supplies - 0.4%
ADT Corp. (The)	3,214	96,099
Cintas Corp.	1,790	153,492
Pitney Bowes, Inc.	3,738	74,199
Republic Services, Inc.	4,670	192,404
Stericycle, Inc. *	1,592	221,781
Tyco International plc	7,767	259,884
Waste Management, Inc.	7,981	397,534
		1,395,393

Communications Equipment - 1.4%
Cisco Systems, Inc.	95,378	2,503,673
F5 Networks, Inc. *	1,373	158,993
Harris Corp.	2,301	168,318
Juniper Networks, Inc.	6,739	173,260
Motorola Solutions, Inc.	2,977	203,567
QUALCOMM, Inc.	29,481	1,584,014
		4,791,825

Construction & Engineering - 0.1%
Fluor Corp.	2,756	116,716
Jacobs Engineering Group, Inc. *	2,351	87,998
Quanta Services, Inc. *	3,966	96,017
		300,731

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,257	191,001
Vulcan Materials Co.	2,413	215,240
		406,241

Consumer Finance - 0.7%
American Express Co.	15,969	1,183,782
Capital One Financial Corp.	10,230	741,880
Discover Financial Services	8,343	433,752
Navient Corp.	7,283	81,861
		2,441,275

Containers & Packaging - 0.2%
Avery Dennison Corp.	1,736	98,206

Ball Corp.	2,565	159,543
Owens-Illinois, Inc. *	3,045	63,092
Sealed Air Corp.	3,972	186,207
WestRock Co.	4,859	249,947
		756,995

Distributors - 0.1%
Genuine Parts Co.	2,834	234,910

Diversified Consumer Services - 0.1%
H&R Block, Inc.	5,059	183,136

Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc., Class B *	35,151	4,583,691
CME Group, Inc.	6,337	587,693
Intercontinental Exchange, Inc.	2,073	487,134
Leucadia National Corp.	5,904	119,615
McGraw Hill Financial, Inc.	5,124	443,226
Moody's Corp.	3,317	325,730
Nasdaq, Inc.	2,189	116,739
		6,663,828

Diversified Telecommunication Services - 2.3%
AT&T, Inc.	115,412	3,760,123
CenturyLink, Inc.	10,566	265,418
Frontier Communications Corp.	21,490	102,077
Level 3 Communications, Inc. *	5,508	240,645
Verizon Communications, Inc.	76,360	3,322,424
		7,690,687

Electric Utilities - 1.7%
American Electric Power Co., Inc.	9,173	521,577
Duke Energy Corp.	12,947	931,407
Edison International	6,010	379,051
Entergy Corp.	3,309	215,416
Eversource Energy	5,829	295,064
Exelon Corp.	16,125	478,912
FirstEnergy Corp.	7,746	242,527
NextEra Energy, Inc.	8,636	842,442
Pepco Holdings, Inc.	4,631	112,163
Pinnacle West Capital Corp.	2,178	139,697
PPL Corp.	12,254	403,034
Southern Co. (The)	17,005	760,123

Xcel Energy, Inc.	9,260	327,897
		5,649,310

Electrical Equipment - 0.4%
AMETEK, Inc.	4,525	236,748
Eaton Corp. plc	8,794	451,132
Emerson Electric Co.	12,512	552,655
Rockwell Automation, Inc.	2,554	259,155
		1,499,690

Electronic Equipment & Instruments - 0.4%
Amphenol Corp., Class A	5,798	295,466
Corning, Inc.	23,002	393,794
FLIR Systems, Inc.	2,784	77,924
TE Connectivity Ltd.	7,540	451,571
		1,218,755

Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	8,043	418,558
Cameron International Corp. *	3,584	219,771
Diamond Offshore Drilling, Inc.	1,478	25,569
Ensco plc, Class A	4,311	60,699
FMC Technologies, Inc. *	4,339	134,509
Halliburton Co.	15,859	560,615
Helmerich & Payne, Inc.	1,995	94,284
National Oilwell Varco, Inc.	7,237	272,473
Schlumberger Ltd.	23,791	1,640,865
Transocean Ltd.	6,277	81,099
		3,508,442

Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	8,228	1,189,522
CVS Health Corp.	20,911	2,017,493
Kroger Co. (The)	18,356	662,101
Safeway Casa Ley CVR *(b)	4,297	473
Safeway PDC LLC CVR *(b)	4,297	301
Sysco Corp.	10,381	404,547
Wal-Mart Stores, Inc.	29,458	1,910,057
Walgreens Boots Alliance, Inc.	16,337	1,357,605
Whole Foods Market, Inc.	6,781	214,618
		7,756,717

Food Products - 1.6%

Archer-Daniels-Midland Co.	11,615	481,442
Campbell Soup Co.	3,301	167,295
ConAgra Foods, Inc.	7,995	323,877
General Mills, Inc.	11,160	626,411
Hershey Co. (The)	2,753	252,945
Hormel Foods Corp.	2,506	158,655
J. M. Smucker Co. (The)	1,931	220,308
Kellogg Co.	4,703	312,985
Keurig Green Mountain, Inc.	2,162	112,727
Kraft Heinz Co. (The)	11,089	782,661
McCormick & Co., Inc.	2,176	178,824
Mead Johnson Nutrition Co.	3,728	262,451
Mondelez International, Inc., Class A	30,454	1,275,109
Tyson Foods, Inc., Class A	5,711	246,144
		5,401,834

Gas Utilities - 0.0%
AGL Resources, Inc.	2,200	134,288

Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	27,873	1,121,052
Baxter International, Inc.	10,190	334,742
Becton Dickinson and Co.	3,920	520,027
Boston Scientific Corp. *	25,101	411,907
C.R. Bard, Inc.	1,407	262,138
DENTSPLY International, Inc.	2,627	132,847
Edwards Lifesciences Corp. *	2,014	286,330
Intuitive Surgical, Inc. *	690	317,110
Medtronic plc	26,584	1,779,533
St. Jude Medical, Inc.	5,243	330,781
Stryker Corp.	5,935	558,484
Varian Medical Systems, Inc. *	1,865	137,600
Zimmer Holdings, Inc.	3,190	299,637
		6,492,188

Health Care Providers & Services - 2.6%
Aetna, Inc.	6,593	721,340
AmerisourceBergen Corp.	3,949	375,115
Anthem, Inc.	4,953	693,420
Cardinal Health, Inc.	6,142	471,828
Cigna Corp.	4,821	650,931
DaVita HealthCare Partners, Inc. *	3,280	237,242
Express Scripts Holding Co. *	12,654	1,024,468

HCA Holdings, Inc. *	5,999	464,083
Henry Schein, Inc. *	1,587	210,627
Humana, Inc.	2,804	501,916
Laboratory Corporation of America Holdings *	1,856	201,320
McKesson Corp.	4,325	800,255
Patterson Co.'s, Inc.	1,604	69,373
Quest Diagnostics, Inc.	2,665	163,818
Tenet Healthcare Corp. *	1,917	70,776
UnitedHealth Group, Inc.	17,892	2,075,651
Universal Health Services, Inc., Class B	1,690	210,929
		8,943,092

Health Care Technology - 0.1%
Cerner Corp. *	5,669	339,913

Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	8,685	431,644
Chipotle Mexican Grill, Inc. *	573	412,703
Darden Restaurants, Inc.	2,139	146,607
Marriott International, Inc., Class A	3,869	263,866
McDonald's Corp.	17,671	1,741,124
Royal Caribbean Cruises Ltd.	3,129	278,763
Starbucks Corp.	27,848	1,582,880
Starwood Hotels & Resorts Worldwide, Inc.	3,199	212,670
Wyndham Worldwide Corp.	2,248	161,631
Wynn Resorts Ltd.	1,494	79,361
Yum! Brands, Inc.	8,142	650,953
		5,962,202

Household Durables - 0.4%
D.R. Horton, Inc.	6,188	181,680
Garmin Ltd.	2,258	81,017
Harman International Industries, Inc.	1,332	127,859
Leggett & Platt, Inc.	2,580	106,425
Lennar Corp., Class A	3,357	161,572
Mohawk Industries, Inc. *	1,163	211,422
Newell Rubbermaid, Inc.	5,073	201,449
PulteGroup, Inc.	6,287	118,636
Whirlpool Corp.	1,441	212,201
		1,402,261

Household Products - 1.7%
Clorox Co. (The)	2,456	283,742

Colgate-Palmolive Co.	16,889	1,071,776
Kimberly-Clark Corp.	6,818	743,435
Procter & Gamble Co. (The)	50,794	3,654,120
		5,753,073

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	12,777	125,087
NRG Energy, Inc.	6,546	97,208
		222,295

Industrial Conglomerates - 2.3%
3M Co.	11,722	1,661,828
Danaher Corp.	11,157	950,688
General Electric Co.	189,440	4,777,677
Roper Technologies, Inc.	1,841	288,484
		7,678,677

Insurance - 2.6%
ACE Ltd.	6,107	631,464
Aflac, Inc.	8,188	475,968
Allstate Corp. (The)	7,658	446,002
American International Group, Inc.	24,277	1,379,419
Aon plc	5,318	471,228
Assurant, Inc.	1,272	100,501
Chubb Corp. (The)	4,302	527,640
Cincinnati Financial Corp.	2,744	147,627
Genworth Financial, Inc., Class A *	10,001	46,205
Hartford Financial Services Group, Inc. (The)	7,784	356,351
Lincoln National Corp.	4,866	230,940
Loews Corp.	5,633	203,577
Marsh & McLennan Co.'s, Inc.	9,944	519,276
MetLife, Inc.	20,846	982,889
Principal Financial Group, Inc.	5,048	238,972
Progressive Corp. (The)	10,994	336,856
Prudential Financial, Inc.	8,523	649,538
Torchmark Corp.	2,183	123,121
Travelers Co.'s, Inc. (The)	5,839	581,156
Unum Group	4,721	151,450
XL Group plc	5,659	205,535
		8,805,715

Internet & Catalog Retail - 1.8%
Amazon.com, Inc. *	7,196	3,683,560

Expedia, Inc.	1,902	223,827
Netflix, Inc. *	7,945	820,401
Priceline Group, Inc. (The) *	951	1,176,254
TripAdvisor, Inc. *	2,053	129,380
		6,033,422

Internet Software & Services - 3.5%
Akamai Technologies, Inc. *	3,284	226,793
Alphabet, Inc.:
Class A*	5,439	3,472,094
Class C*	5,550	3,376,731
eBay, Inc. *	20,698	505,859
Facebook, Inc., Class A *	42,400	3,811,760
VeriSign, Inc. *	1,874	132,230
Yahoo!, Inc. *	16,433	475,078
		12,000,545

IT Services - 3.5%
Accenture plc, Class A	11,679	1,147,579
Alliance Data Systems Corp. *	1,185	306,891
Automatic Data Processing, Inc.	8,791	706,445
Cognizant Technology Solutions Corp., Class A *	11,430	715,632
Computer Sciences Corp.	2,620	160,816
Fidelity National Information Services, Inc.	5,309	356,128
Fiserv, Inc. *	4,433	383,942
International Business Machines Corp.	16,909	2,451,298
MasterCard, Inc., Class A	18,725	1,687,497
Paychex, Inc.	5,972	284,446
PayPal Holdings, Inc. *	20,698	642,466
Teradata Corp. *	2,854	82,652
Total System Services, Inc.	3,086	140,197
Visa, Inc., Class A	36,614	2,550,531
Western Union Co. (The)	9,942	182,535
Xerox Corp.	19,429	189,044
		11,988,099

Leisure Products - 0.1%
Hasbro, Inc.	2,110	152,215
Mattel, Inc.	6,258	131,794
		284,009

Life Sciences - Tools & Services - 0.4%
Agilent Technologies, Inc.	6,148	211,061

PerkinElmer, Inc.	2,230	102,491
Thermo Fisher Scientific, Inc.	7,461	912,331
Waters Corp. *	1,564	184,880
		1,410,763

Machinery - 1.2%
Caterpillar, Inc.	11,292	738,045
Cummins, Inc.	3,155	342,570
Deere & Co.	5,850	432,900
Dover Corp.	3,071	175,600
Flowserve Corp.	2,533	104,208
Illinois Tool Works, Inc.	6,182	508,840
Ingersoll-Rand plc	4,956	251,616
Joy Global, Inc.	1,979	29,547
PACCAR, Inc.	6,543	341,348
Parker-Hannifin Corp.	2,596	252,591
Pentair plc	3,403	173,689
Snap-on, Inc.	1,077	162,562
Stanley Black & Decker, Inc.	2,879	279,205
Xylem, Inc.	3,390	111,362
		3,904,083

Media - 3.0%
Cablevision Systems Corp., Class A	4,231	137,381
CBS Corp., Class B	8,534	340,507
Comcast Corp.:
Special Class A	6,909	395,471
Class A	39,680	2,256,999
Discovery Communications, Inc.:
Class A*	2,741	71,348
Class C*	5,063	122,980
Interpublic Group of Co.'s, Inc. (The)	7,815	149,501
News Corp.:
Class A	7,149	90,220
Class B	2,023	25,935
Omnicom Group, Inc.	4,629	305,051
Scripps Networks Interactive, Inc., Class A	1,779	87,509
TEGNA, Inc.	4,184	93,680
Time Warner Cable, Inc.	5,293	949,406
Time Warner, Inc.	15,303	1,052,081
Twenty-First Century Fox, Inc.:
Class A	22,909	618,085
Class B	8,091	219,023

Viacom, Inc., Class B	6,689	288,630
Walt Disney Co. (The)	29,226	2,986,897
		10,190,704

Metals & Mining - 0.2%
Alcoa, Inc.	24,401	235,714
Freeport-McMoRan, Inc.	21,262	206,029
Newmont Mining Corp.	9,847	158,241
Nucor Corp.	5,875	220,606
		820,590

Multi-Utilities - 1.2%
Ameren Corp.	4,476	189,201
CenterPoint Energy, Inc.	7,928	143,021
CMS Energy Corp.	5,395	190,551
Consolidated Edison, Inc.	5,403	361,191
Dominion Resources, Inc.	11,111	781,992
DTE Energy Co.	3,266	262,489
NiSource, Inc.	5,809	107,757
PG&E Corp.	9,178	484,598
Public Service Enterprise Group, Inc.	9,333	393,479
SCANA Corp.	2,659	149,595
Sempra Energy	4,419	427,406
TECO Energy, Inc.	4,324	113,548
WEC Energy Group, Inc.	5,858	305,905
		3,910,733

Multiline Retail - 0.7%
Dollar General Corp.	5,595	405,302
Dollar Tree, Inc. *	4,404	293,571
Kohl's Corp.	3,768	174,496
Macy's, Inc.	6,298	323,213
Nordstrom, Inc.	2,593	185,944
Target Corp.	11,881	934,559
		2,317,085

Oil, Gas & Consumable Fuels - 5.4%
Anadarko Petroleum Corp.	9,446	570,444
Apache Corp.	7,115	278,623
Cabot Oil & Gas Corp.	7,698	168,278
Chesapeake Energy Corp.	9,340	68,462
Chevron Corp.	35,207	2,777,128
Cimarex Energy Co.	1,700	174,216

Columbia Pipeline Group, Inc.	5,809	106,247
ConocoPhillips	23,084	1,107,109
Consol Energy, Inc.	4,241	41,562
Devon Energy Corp.	7,235	268,346
EOG Resources, Inc.	10,221	744,089
EQT Corp.	2,799	181,291
Exxon Mobil Corp.	78,251	5,817,962
Hess Corp.	4,532	226,872
Kinder Morgan, Inc.	33,725	933,508
Marathon Oil Corp.	12,472	192,069
Marathon Petroleum Corp.	10,188	472,010
Murphy Oil Corp.	3,112	75,310
Newfield Exploration Co. *	2,965	97,549
Noble Energy, Inc.	8,017	241,953
Occidental Petroleum Corp.	14,381	951,303
Oneok, Inc.	3,835	123,487
Phillips 66	8,984	690,331
Pioneer Natural Resources Co.	2,777	337,794
Range Resources Corp.	3,111	99,925
Southwestern Energy Co. *	7,013	88,995
Spectra Energy Corp.	12,373	325,039
Tesoro Corp.	2,376	231,042
Valero Energy Corp.	9,327	560,553
Williams Co.'s, Inc. (The)	12,801	471,717
		18,423,214

Paper & Forest Products - 0.1%
International Paper Co.	7,991	301,980

Personal Products - 0.1%
Estee Lauder Co.'s, Inc. (The), Class A	4,168	336,274

Pharmaceuticals - 5.3%
Allergan plc *	7,386	2,007,589
Bristol-Myers Squibb Co.	31,210	1,847,632
Eli Lilly & Co.	18,284	1,530,188
Endo International plc *	3,907	270,677
Johnson & Johnson	51,870	4,842,064
Mallinckrodt plc *	2,190	140,029
Merck & Co., Inc.	52,946	2,615,003
Mylan NV *	7,707	310,284
Perrigo Co. plc	2,738	430,605
Pfizer, Inc.	115,719	3,634,734

Zoetis, Inc.	8,613	354,683
		17,983,488

Professional Services - 0.2%
Dun & Bradstreet Corp. (The)	675	70,875
Equifax, Inc.	2,251	218,752
Nielsen Holdings PLC	6,932	308,266
Robert Half International, Inc.	2,535	129,691
		727,584

Real Estate Investment Trusts - 2.5%
American Tower Corp.	7,921	696,890
Apartment Investment & Management Co., Class A	2,926	108,321
AvalonBay Communities, Inc.	2,494	436,001
Boston Properties, Inc.	2,823	334,243
Crown Castle International Corp.	6,319	498,380
Equinix, Inc.	1,054	288,164
Equity Residential	6,815	511,943
Essex Property Trust, Inc.	1,220	272,572
General Growth Properties, Inc.	10,968	284,839
HCP, Inc.	8,453	314,874
Host Hotels & Resorts, Inc.	13,964	220,771
Iron Mountain, Inc.	3,380	104,848
Kimco Realty Corp.	7,575	185,057
Macerich Co. (The)	2,616	200,961
Plum Creek Timber Co., Inc.	3,281	129,632
Prologis, Inc.	9,811	381,648
Public Storage	2,719	575,422
Realty Income Corp.	4,211	199,559
Simon Property Group, Inc.	5,797	1,065,025
SL Green Realty Corp.	1,840	199,014
Ventas, Inc.	6,171	345,946
Vornado Realty Trust	3,325	300,646
Welltower, Inc.	6,572	445,056
Weyerhaeuser Co.	9,712	265,526
		8,365,338

Real Estate Management & Development - 0.0%
CBRE Group, Inc., Class A *	5,145	164,640

Road & Rail - 0.8%
CSX Corp.	18,528	498,403
JB Hunt Transport Services, Inc.	1,700	121,380

Kansas City Southern	2,035	184,941
Norfolk Southern Corp.	5,712	436,397
Ryder System, Inc.	1,055	78,112
Union Pacific Corp.	16,281	1,439,403
		2,758,636

Semiconductors & Semiconductor Equipment - 2.3%
Altera Corp.	5,779	289,412
Analog Devices, Inc.	5,795	326,896
Applied Materials, Inc.	23,059	338,737
Avago Technologies Ltd.	4,875	609,424
Broadcom Corp., Class A	10,489	539,449
First Solar, Inc. *	1,396	59,679
Intel Corp.	89,200	2,688,488
KLA-Tencor Corp.	3,059	152,950
Lam Research Corp.	2,991	195,402
Linear Technology Corp.	4,364	176,087
Microchip Technology, Inc.	3,961	170,680
Micron Technology, Inc. *	20,170	302,147
NVIDIA Corp.	9,538	235,112
Qorvo, Inc. *	2,806	126,410
Skyworks Solutions, Inc.	3,578	301,303
Texas Instruments, Inc.	19,258	953,656
Xilinx, Inc.	4,959	210,262
		7,676,094

Software - 3.7%
Activision Blizzard, Inc.	9,400	290,366
Adobe Systems, Inc. *	9,337	767,688
Autodesk, Inc. *	4,204	185,564
CA, Inc.	5,883	160,606
Citrix Systems, Inc. *	3,031	209,988
Electronic Arts, Inc. *	5,801	393,018
Intuit, Inc.	5,161	458,039
Microsoft Corp.	150,067	6,641,965
Oracle Corp.	61,019	2,204,006
Red Hat, Inc. *	3,493	251,077
Salesforce.com, Inc. *	11,641	808,235
Symantec Corp.	12,760	248,437
		12,618,989

Specialty Retail - 2.5%
Advance Auto Parts, Inc.	1,350	255,865

AutoNation, Inc. *	1,361	79,183
AutoZone, Inc. *	579	419,098
Bed Bath & Beyond, Inc. *	3,234	184,403
Best Buy Co., Inc.	5,759	213,774
CarMax, Inc. *	3,917	232,356
GameStop Corp., Class A	1,998	82,338
Gap, Inc. (The)	4,464	127,224
Home Depot, Inc. (The)	24,094	2,782,616
L Brands, Inc.	4,821	434,517
Lowe's Co.'s, Inc.	17,462	1,203,481
O'Reilly Automotive, Inc. *	1,892	473,000
Ross Stores, Inc.	7,838	379,908
Signet Jewelers Ltd.	1,500	204,195
Staples, Inc.	11,929	139,927
Tiffany & Co.	2,047	158,069
TJX Co.'s, Inc. (The)	12,736	909,605
Tractor Supply Co.	2,555	215,438
Urban Outfitters, Inc. *	2,033	59,729
		8,554,726

Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	107,001	11,802,210
EMC Corp.	36,360	878,458
Hewlett-Packard Co.	33,906	868,333
NetApp, Inc.	5,814	172,094
SanDisk Corp.	3,974	215,907
Seagate Technology plc	5,667	253,882
Western Digital Corp.	4,323	343,419
		14,534,303

Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.	5,058	146,328
Fossil Group, Inc. *	838	46,828
Hanesbrands, Inc.	7,477	216,384
Michael Kors Holdings Ltd. *	3,776	159,498
NIKE, Inc., Class B	12,719	1,564,055
PVH Corp.	1,525	155,459
Ralph Lauren Corp.	1,080	127,613
Under Armour, Inc., Class A *	3,377	326,826
VF Corp.	6,351	433,202
		3,176,193

Thrifts & Mortgage Finance - 0.0%

Hudson City Bancorp, Inc.	9,398	95,578

Tobacco - 1.5%
Altria Group, Inc.	36,865	2,005,456
Philip Morris International, Inc.	29,004	2,300,887
Reynolds American, Inc.	15,370	680,430
		4,986,773

Trading Companies & Distributors - 0.2%
Fastenal Co.	5,444	199,305
United Rentals, Inc. *	1,777	106,709
W.W. Grainger, Inc.	1,124	241,671
		547,685

Total Equity Securities (Cost $203,370,331)		317,449,526

EXCHANGE-TRADED PRODUCTS - 1.9%
SPDR S&P 500 ETF Trust	34,250	6,563,327

Total Exchange-Traded Products (Cost $6,939,029)		6,563,327

U.S. TREASURY OBLIGATIONS - 0.4%	PRINCIPAL AMOUNT ($)
United States Treasury Bills, 0.152%, 3/31/16 ^	1,500,000	1,499,432

Total U.S. Treasury Obligations (Cost $1,498,817)		1,499,432

TIME DEPOSIT - 3.8%
State Street Bank Time Deposit, 0.088%, 10/1/15	12,689,053	12,689,053

Total Time Deposit (Cost $12,689,053)		12,689,053

TOTAL INVESTMENTS (cost $224,497,230) - 99.9%		338,201,338
Other assets and liabilities, net - 0.1%		308,547
NET ASSETS - 100.0%		$338,509,885

*	Non-income producing security.
(b)	This security was valued under the direction of the Board of Directors. See Note A.
^	Futures collateralized by $1,500,000 par value of U.S. Treasury Bills.

Abbreviations:
ETF:	Exchange Traded Fund
LLC:	Limited Liability Corporation
Ltd.;	Limited
plc:	Public Limited Company

CALVERT VP S&P 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2015 (Unaudited)

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini S&P 500 Index^	109	12/15	$10,402,415	($187,495)
S&P 500 Index^	9	12/15	4,294,575	(79,358)
Total Purchased				($266,853)

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 0.6%
American Credit Acceptance Receivables Trust, 2.84%, 5/15/19 (e)	60,483	60,669
Avis Budget Rental Car Funding AESOP LLC, 2.50%, 2/20/21 (e)	150,000	150,743
Citibank Credit Card Issuance Trust, 1.02%, 2/22/19	75,000	75,077
MVW Owner Trust, 2.15%, 4/22/30 (e)	49,984	50,067
Santander Drive Auto Receivables Trust, 1.94%, 3/15/18	57,216	57,407
Synchrony Credit Card Master Note Trust, 1.36%, 8/17/20	200,000	200,095
World Financial Network Credit Card Master Trust, 3.14%, 1/17/23	250,000	261,668
World Omni Auto Receivables Trust, 0.87%, 7/15/19	300,000	299,918

Total Asset-Backed Securities (Cost $1,150,994)		1,155,644

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.9%
Banc of America Commercial Mortgage Trust, 5.784%, 4/10/49 (r)	550,000	570,688
Citigroup Commercial Mortgage Trust:
4.131%, 11/10/46	422,000	457,763
3.855%, 5/10/47	645,000	686,813
DBUBS Mortgage Trust:
3.386%, 7/10/44 (e)	404,134	408,568
3.742%, 11/10/46 (e)	525,479	527,969
Morgan Stanley Capital I Trust, 3.476%, 6/15/44 (e)	485,196	489,947
UBS-Barclays Commercial Mortgage Trust, 2.85%, 12/10/45	625,000	630,101

Total Commercial Mortgage-Backed Securities (Cost $3,656,821)		3,771,849

CORPORATE BONDS - 25.4%
21st Century Fox America, Inc., 5.40%, 10/1/43	100,000	105,937
AbbVie, Inc., 2.90%, 11/6/22	200,000	194,863
Alcoa, Inc., 5.72%, 2/23/19	149,000	154,215
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	96,336	—
Amazon.com, Inc., 2.50%, 11/29/22	200,000	193,776
America Movil SAB de CV, 2.375%, 9/8/16	100,000	100,992
American International Group, Inc., 4.875%, 6/1/22	250,000	275,863
Amgen, Inc., 4.10%, 6/15/21	700,000	743,287
Anheuser-Busch InBev Finance, Inc.:
2.625%, 1/17/23	100,000	95,045
4.00%, 1/17/43	100,000	88,165
4.625%, 2/1/44	1,000,000	974,867
Apple, Inc., 3.85%, 5/4/43	1,100,000	1,003,186

AT&T, Inc.:
2.95%, 5/15/16	100,000	101,192
3.90%, 3/11/24	200,000	203,388
Australia & New Zealand Banking Group Ltd., 4.875%, 1/12/21 (e)	800,000	898,275
Bank of America Corp.:
5.25%, 12/1/15	200,000	201,326
5.65%, 5/1/18	250,000	272,777
4.125%, 1/22/24	300,000	313,618
Bank of America NA, 5.30%, 3/15/17	650,000	682,818
Bank of New York Mellon Corp. (The), 1.30%, 1/25/18	850,000	848,125
Barrick North America Finance LLC, 5.75%, 5/1/43	100,000	85,155
Berkshire Hathaway Finance Corp.:
2.90%, 10/15/20	500,000	519,179
3.00%, 5/15/22	200,000	202,673
4.30%, 5/15/43	1,000,000	963,322
BNSF Funding Trust I, 6.613%, 12/15/55 (c)(r)	540,000	606,150
BorgWarner, Inc., 5.75%, 11/1/16	500,000	522,484
Boston Properties LP, 3.85%, 2/1/23	100,000	102,426
BP Capital Markets plc, 2.50%, 11/6/22	500,000	476,574
CA, Inc., 5.375%, 12/1/19	200,000	218,973
Capital One Bank, 3.375%, 2/15/23	200,000	194,533
CCO Safari II LLC, 4.908%, 7/23/25 (e)	500,000	497,601
Chevron Corp., 3.191%, 6/24/23	100,000	101,341
Cigna Corp., 4.00%, 2/15/22	400,000	414,362
Cintas Corp. No. 2, 3.25%, 6/1/22	350,000	355,555
Citigroup, Inc.:
1.75%, 5/1/18	450,000	447,179
6.125%, 5/15/18	200,000	221,067
2.50%, 9/26/18	500,000	506,639
5.50%, 9/13/25	80,000	87,015
CNOOC Curtis Funding No. 1 Pty. Ltd., 4.50%, 10/3/23 (e)	100,000	103,413
Colonial Pipeline Co., 6.58%, 8/28/32 (e)	100,000	115,357
Comcast Corp., 3.125%, 7/15/22	100,000	101,673
Connecticut Light & Power Co. (The), 5.65%, 5/1/18	200,000	221,822
Crown Castle Towers LLC, 4.883%, 8/15/20 (e)	300,000	324,052
Cummins, Inc., 4.875%, 10/1/43	100,000	107,018
CVS Pass-Through Trust, 6.036%, 12/10/28	97,060	109,641
DDR Corp., 4.75%, 4/15/18	300,000	317,471
Deere & Co., 6.55%, 10/1/28	250,000	320,568
DIRECTV Holdings LLC, 5.20%, 3/15/20	200,000	218,473
Discover Financial Services, 3.85%, 11/21/22	200,000	198,087
Discovery Communications LLC, 5.05%, 6/1/20	200,000	217,556
Dow Chemical Co. (The), 4.375%, 11/15/42	100,000	87,258
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	75,000	76,737

Ecolab, Inc., 4.35%, 12/8/21	150,000	162,319
Edgewell Personal Care Co., 4.70%, 5/19/21	900,000	921,181
Emerson Electric Co., 4.75%, 10/15/15	200,000	200,255
Enbridge Energy Partners LP, 5.20%, 3/15/20	300,000	321,581
Energy Transfer Partners LP, 4.65%, 6/1/21	1,000,000	998,559
Ensco plc, 4.70%, 3/15/21	700,000	589,469
Enterprise Products Operating LLC, 7.034%, 1/15/68 (c)(r)	400,000	422,000
Equifax, Inc., 3.30%, 12/15/22	450,000	452,264
ERP Operating LP, 4.625%, 12/15/21	100,000	108,990
Excalibur One 77B LLC, 1.492%, 1/1/25	35,528	34,760
Ford Motor Credit Co. LLC:
4.207%, 4/15/16	200,000	203,149
4.25%, 2/3/17	100,000	103,335
5.875%, 8/2/21	200,000	226,401
Freeport-McMoRan, Inc.:
3.10%, 3/15/20	100,000	83,313
5.45%, 3/15/43	50,000	34,750
GATX Corp., 4.85%, 6/1/21	900,000	971,450
General Electric Capital Corp., 4.625%, 1/7/21	100,000	111,598
General Electric Capital Corp. / LJ VP Holdings LLC, 3.80%, 6/18/19 (e)	400,000	429,278
General Electric Co., 4.50%, 3/11/44	100,000	103,630
Genworth Holdings, Inc., 4.80%, 2/15/24	100,000	75,000
Gilead Sciences, Inc., 3.70%, 4/1/24	100,000	102,327
Glencore Finance Canada Ltd., 3.60%, 1/15/17 (e)	125,000	116,180
Goldman Sachs Group, Inc. (The):
5.35%, 1/15/16	200,000	202,555
2.375%, 1/22/18	200,000	202,612
2.625%, 1/31/19	200,000	202,476
5.375%, 3/15/20	150,000	167,322
4.00%, 3/3/24	500,000	514,631
Hartford Financial Services Group, Inc. (The), 5.125%, 4/15/22	100,000	110,896
Hershey Co. (The), 1.50%, 11/1/16	50,000	50,371
International Business Machines Corp.:
2.90%, 11/1/21	100,000	102,869
3.625%, 2/12/24	100,000	103,046
John Deere Capital Corp., 1.20%, 10/10/17	250,000	250,039
JPMorgan Chase & Co.:
2.35%, 1/28/19	300,000	302,368
4.50%, 1/24/22	400,000	431,588
3.375%, 5/1/23	700,000	684,085
Kennametal, Inc., 2.65%, 11/1/19	950,000	952,885
Kern River Funding Corp., 6.676%, 7/31/16 (e)	20,085	20,772
Kimco Realty Corp., 4.30%, 2/1/18	300,000	315,208
Kraft Foods Group, Inc., 3.50%, 6/6/22	100,000	102,024

Kroger Co. (The), 3.85%, 8/1/23	100,000	103,271
L-3 Communications Corp.:
5.20%, 10/15/19	400,000	425,291
4.75%, 7/15/20	800,000	837,122
Laboratory Corporation of America Holdings, 4.00%, 11/1/23	100,000	101,655
Liberty Property LP, 3.375%, 6/15/23	350,000	340,506
Life Technologies Corp., 6.00%, 3/1/20	100,000	114,195
Lowe's Co.'s, Inc., 3.875%, 9/15/23	100,000	105,682
LYB International Finance BV, 5.25%, 7/15/43	100,000	99,527
LyondellBasell Industries NV, 6.00%, 11/15/21	100,000	113,009
MetLife, Inc., 4.875%, 11/13/43	100,000	105,414
Molson Coors Brewing Co., 5.00%, 5/1/42	100,000	88,175
Morgan Stanley:
2.125%, 4/25/18	300,000	301,767
4.10%, 5/22/23	500,000	506,056
5.00%, 11/24/25	150,000	159,483
Mosaic Co. (The), 5.625%, 11/15/43	400,000	421,421
NBCUniversal Media LLC:
2.875%, 1/15/23	100,000	99,066
4.45%, 1/15/43	200,000	199,172
NetApp, Inc., 3.25%, 12/15/22	100,000	96,280
Northrop Grumman Corp., 3.25%, 8/1/23	150,000	149,693
NYSE Holdings LLC, 2.00%, 10/5/17	450,000	455,200
Oracle Corp.:
5.75%, 4/15/18	250,000	276,066
2.375%, 1/15/19	900,000	917,354
PacifiCorp, 4.10%, 2/1/42	100,000	98,380
Pearson Funding Two plc, 4.00%, 5/17/16 (e)	250,000	254,408
PepsiCo, Inc., 2.75%, 3/5/22	100,000	100,496
Petroleos Mexicanos, 6.375%, 1/23/45	1,000,000	898,400
Pfizer, Inc., 4.40%, 5/15/44	1,000,000	1,004,635
Pioneer Natural Resources Co., 5.875%, 7/15/16	250,000	258,576
PNC Bank NA, 2.70%, 11/1/22	850,000	819,902
ProLogis LP, 6.875%, 3/15/20	37,000	43,015
Prudential Financial, Inc., 5.10%, 8/15/43	1,000,000	1,060,395
Public Service Electric & Gas Co., 3.95%, 5/1/42	1,000,000	973,742
Regions Bank, 7.50%, 5/15/18	100,000	112,116
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	200,000	190,897
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	400,000	409,905
Rio Tinto Finance USA plc, 3.50%, 3/22/22	150,000	149,316
Sanofi, 1.25%, 4/10/18	100,000	99,775
Shell International Finance BV:
2.25%, 1/6/23	200,000	190,971
4.125%, 5/11/35	1,350,000	1,313,273

4.55%, 8/12/43	100,000	100,626
Stanley Black & Decker, Inc., 2.90%, 11/1/22	650,000	644,571
Teck Resources Ltd., 4.75%, 1/15/22	500,000	321,250
Telefonica Emisiones SAU, 3.992%, 2/16/16	100,000	101,042
Texas Eastern Transmission LP, 2.80%, 10/15/22 (e)	400,000	370,160
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	500,000	513,923
Time Warner, Inc.:
4.875%, 3/15/20	100,000	110,857
4.00%, 1/15/22	290,000	302,162
5.375%, 10/15/41	100,000	104,938
4.90%, 6/15/42	200,000	199,608
Toronto-Dominion Bank (The), 2.375%, 10/19/16	100,000	101,655
Toyota Motor Credit Corp., 2.05%, 1/12/17	100,000	101,483
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	100,000	76,379
United Parcel Service, Inc., 6.20%, 1/15/38	250,000	323,280
United Technologies Corp., 4.50%, 6/1/42	100,000	101,829
Vale Overseas Ltd., 4.375%, 1/11/22	500,000	440,970
Valspar Corp. (The), 4.20%, 1/15/22	300,000	310,342
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	250,000	244,813
Verizon Communications, Inc.:
5.15%, 9/15/23	300,000	331,407
5.05%, 3/15/34	200,000	199,538
6.55%, 9/15/43	350,000	413,505
Viacom, Inc., 3.875%, 4/1/24	100,000	93,749
Wal-Mart Stores, Inc.:
2.55%, 4/11/23	100,000	98,790
6.50%, 8/15/37	250,000	328,226
Welltower, Inc., 5.25%, 1/15/22	800,000	876,709
WPP Finance 2010, 3.75%, 9/19/24	1,000,000	996,510
Yum! Brands, Inc., 3.75%, 11/1/21	1,000,000	1,026,293
Zoetis, Inc., 4.70%, 2/1/43	100,000	89,598

Total Corporate Bonds (Cost $50,506,855)		50,898,425

MUNICIPAL OBLIGATIONS - 0.5%
New York City GO Bonds, 3.60%, 8/1/28	1,000,000	994,280
Owen Withee Wisconsin School District GO Bonds, 5.64%, 3/1/16	20,000	20,319

Total Municipal Obligations (Cost $1,008,203)		1,014,599

SOVEREIGN GOVERNMENT BONDS - 0.5%
Mexico Government International Bond, 5.55%, 1/21/45	500,000	511,875
Province of Ontario Canada, 2.45%, 6/29/22	400,000	405,360
Province of Quebec Canada, 2.625%, 2/13/23	75,000	76,421

Total Sovereign Government Bonds (Cost $971,098)		993,656

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 8.1%
Fannie Mae:
4.875%, 12/15/16	1,000,000	1,056,550
6.25%, 5/15/29	1,300,000	1,803,275
Federal Home Loan Bank, 4.875%, 5/17/17	1,000,000	1,068,483
Freddie Mac:
5.00%, 2/16/17	1,000,000	1,061,060
5.125%, 11/17/17	1,000,000	1,090,661
4.875%, 6/13/18	3,500,000	3,866,950
3.75%, 3/27/19	3,200,000	3,483,274
6.75%, 3/15/31	1,300,000	1,899,121
6.25%, 7/15/32	700,000	988,943

Total U.S. Government Agencies and Instrumentalities (Cost $15,662,081)		16,318,317

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 26.7%
Fannie Mae:
5.00%, 12/1/16	35,821	37,211
5.00%, 11/1/17	10,178	10,573
5.50%, 8/1/18	41,442	43,132
6.50%, 4/1/23	42,027	43,511
2.50%, 12/1/27	640,675	650,524
4.50%, 5/1/31	548,052	599,158
6.50%, 8/1/32	72,723	83,077
5.50%, 7/1/33	66,168	74,480
5.50%, 7/1/33	166,267	189,195
6.00%, 8/1/33	19,809	22,329
5.50%, 11/1/33	86,076	96,818
5.50%, 3/1/34	152,785	171,797
6.00%, 6/1/34	93,352	105,683
5.00%, 7/1/34	154,833	171,413
5.00%, 10/1/34	125,223	137,824
5.50%, 3/1/35	176,147	198,244
5.50%, 6/1/35	72,655	81,038

5.50%, 9/1/35	83,288	93,366
5.50%, 2/1/36	36,932	41,478
5.50%, 4/1/36	200,335	217,690
6.50%, 9/1/36	92,625	105,812
5.50%, 11/1/36	58,781	65,860
6.00%, 8/1/37	660,504	743,859
6.00%, 5/1/38	71,661	80,705
5.50%, 6/1/38	88,734	100,088
6.00%, 7/1/38	381,610	433,602
2.444%, 9/1/38(r)	325,849	346,889
4.00%, 3/1/39	132,787	141,734
4.50%, 5/1/40	623,863	686,074
4.50%, 7/1/40	286,229	311,238
4.50%, 10/1/40	1,113,470	1,210,280
3.50%, 2/1/41	755,833	790,347
3.50%, 3/1/41	777,123	812,613
4.00%, 3/1/41	438,927	469,114
4.50%, 6/1/41	1,249,142	1,358,526
3.50%, 3/1/42	1,394,568	1,462,752
4.00%, 8/1/42	1,139,981	1,229,571
3.50%, 12/1/42	1,484,222	1,557,520
2.50%, 1/1/43	1,185,206	1,162,455
3.00%, 1/1/43	1,694,027	1,722,279
3.00%, 5/1/43	2,367,292	2,406,694
3.00%, 8/1/43	1,836,140	1,866,299
3.00%, 8/1/43	2,854,170	2,900,978
3.50%, 8/1/43	1,716,552	1,798,573
4.50%, 11/1/43	1,877,960	2,038,371
4.00%, 5/1/44	2,860,195	3,052,920
4.50%, 11/1/44	1,775,248	1,935,359
4.00%, 6/1/45	986,264	1,052,720
Freddie Mac:
4.50%, 9/1/18	43,423	44,982
5.00%, 11/1/20	57,886	61,606
4.00%, 3/1/25	518,678	548,748
3.50%, 11/1/25	520,845	550,739
3.50%, 7/1/26	395,583	418,344
2.50%, 3/1/28	219,371	225,839
5.00%, 2/1/33	44,358	48,539
5.00%, 4/1/35	71,375	78,756
5.00%, 12/1/35	157,509	173,562
6.00%, 8/1/36	50,587	57,479
5.00%, 10/1/36	295,405	324,902
6.50%, 10/1/37	47,787	51,345

5.00%, 1/1/38	554,591	607,381
5.00%, 7/1/39	201,219	220,381
4.00%, 11/1/39	593,392	633,517
4.50%, 1/1/40	265,299	287,593
5.00%, 1/1/40	1,010,458	1,121,507
4.50%, 4/1/40	668,943	725,788
6.00%, 4/1/40	126,383	142,845
4.50%, 5/1/40	189,375	204,959
4.50%, 5/1/40	481,236	522,176
4.50%, 6/1/41	355,614	385,019
3.50%, 10/1/41	919,568	960,103
3.00%, 7/1/42	474,001	480,764
3.50%, 7/1/42	1,117,682	1,167,951
3.00%, 1/1/43	1,512,034	1,533,544
4.50%, 9/1/44	1,252,392	1,356,971
Ginnie Mae:
4.50%, 7/20/33	307,356	333,079
5.50%, 7/20/34	131,598	148,570
6.00%, 11/20/37	170,905	193,679
6.00%, 10/15/38	786,223	889,607
5.00%, 12/15/38	306,192	339,339
5.00%, 5/15/39	392,057	438,344
5.00%, 10/15/39	592,033	662,512
4.00%, 12/20/40	1,231,976	1,338,534
4.00%, 11/20/41	130,996	140,573
4.00%, 8/20/42	927,425	991,770

Total U.S. Government Agency Mortgage-Backed Securities (Cost $51,879,254)		53,323,120

U.S. TREASURY OBLIGATIONS - 35.7%
United States Treasury Bonds:
8.125%, 5/15/21	1,000,000	1,355,052
8.00%, 11/15/21	1,000,000	1,372,201
6.25%, 8/15/23	1,000,000	1,322,474
5.375%, 2/15/31	1,750,000	2,428,718
3.875%, 8/15/40	1,000,000	1,191,042
4.375%, 5/15/41	2,000,000	2,578,124
3.125%, 11/15/41	1,000,000	1,054,479
3.00%, 5/15/42	1,000,000	1,025,938
3.75%, 11/15/43	1,045,000	1,230,352
3.125%, 8/15/44	1,600,000	1,674,584
2.50%, 2/15/45	1,000,000	920,599

United States Treasury Notes:
0.375%, 4/30/16	745,000	745,708
2.00%, 4/30/16	1,000,000	1,010,312
1.50%, 7/31/16	1,000,000	1,009,531
4.875%, 8/15/16	2,000,000	2,078,360
2.75%, 11/30/16	1,000,000	1,026,719
0.875%, 1/31/17	7,400,000	7,438,347
3.00%, 2/28/17	1,000,000	1,035,339
0.875%, 4/15/17	520,000	522,627
4.50%, 5/15/17	2,000,000	2,127,266
2.375%, 7/31/17	2,000,000	2,064,558
1.875%, 9/30/17	2,000,000	2,048,386
4.25%, 11/15/17	1,000,000	1,074,740
2.625%, 1/31/18	1,000,000	1,042,604
3.50%, 2/15/18	2,000,000	2,127,994
2.375%, 5/31/18	1,000,000	1,040,417
4.00%, 8/15/18	2,000,000	2,177,760
3.75%, 11/15/18	1,000,000	1,085,690
1.625%, 3/31/19	947,000	964,361
3.125%, 5/15/19	2,000,000	2,141,980
3.625%, 8/15/19	1,000,000	1,092,161
1.00%, 8/31/19	2,000,000	1,985,756
3.375%, 11/15/19	1,100,000	1,194,789
3.625%, 2/15/20	1,000,000	1,098,581
1.125%, 4/30/20	1,000,000	991,224
2.625%, 8/15/20	2,000,000	2,116,588
2.625%, 11/15/20	3,000,000	3,172,344
3.625%, 2/15/21	1,000,000	1,109,518
2.25%, 3/31/21	200,000	207,641
3.125%, 5/15/21	500,000	542,175
1.75%, 5/15/22	1,000,000	1,001,510
1.625%, 11/15/22	1,000,000	990,312
2.75%, 11/15/23	1,000,000	1,064,661
2.75%, 2/15/24	3,000,000	3,188,436
2.25%, 11/15/24	2,000,000	2,037,396
2.00%, 2/15/25	700,000	697,266

Total U.S. Treasury Obligations (Cost $68,811,910)		71,406,620

TIME DEPOSIT - 0.2%
State Street Bank Time Deposit, 0.088%, 10/1/15	367,740	367,740

Total Time Deposit (Cost $367,740)		367,740

TOTAL INVESTMENTS (Cost $194,014,956) - 99.6%		199,249,970
Other assets and liabilities, net - 0.4%		769,603
NET ASSETS - 100.0%		$200,019,573

(b)	This security was valued under the direction of the Board of Directors. See Note A.
(c)	The coupon rate changes periodically based upon a predetermined schedule. The interest rate disclosed is that which is in effect on September 30, 2015.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(r)	The coupon rate shown on floating or adjustable rate securities represents the rate in effect on September 30, 2015.
(x)	Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
*	Non-income producing security.

Abbreviations:
GO:	General Obligation
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company

CALVERT VP S&P MID CAP 400 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2015 (Unaudited)

	SHARES	VALUE ($)
EQUITY SECURITIES - 93.3%

Aerospace & Defense - 1.5%
B/E Aerospace, Inc.	15,929	699,283
Esterline Technologies Corp. *	4,620	332,132
Huntington Ingalls Industries, Inc.	7,261	778,016
KLX, Inc. *	7,791	278,451
Orbital ATK, Inc.	8,914	640,649
Teledyne Technologies, Inc. *	5,301	478,680
Triumph Group, Inc.	7,466	314,169
		3,521,380

Airlines - 1.2%
Alaska Air Group, Inc.	19,126	1,519,561
JetBlue Airways Corp. *	47,290	1,218,663
		2,738,224

Auto Components - 0.5%
Dana Holding Corp.	24,462	388,457
Gentex Corp.	44,389	688,029
		1,076,486

Automobiles - 0.2%
Thor Industries, Inc.	6,863	355,503

Banks - 5.3%
Associated Banc-Corp.	22,871	410,992
BancorpSouth, Inc.	12,836	305,112
Bank of Hawaii Corp.	6,450	409,510
Bank of the Ozarks, Inc.	11,737	513,611
Cathay General Bancorp	11,540	345,738
City National Corp.	7,231	636,762
Commerce Bancshares, Inc.	12,058	549,362
Cullen/Frost Bankers, Inc.	8,259	525,107
East West Bancorp, Inc.	21,580	829,104
First Horizon National Corp.	35,211	499,292
First Niagara Financial Group, Inc.	52,709	538,159
FirstMerit Corp.	24,625	435,124
Fulton Financial Corp.	26,495	320,589
Hancock Holding Co.	11,680	315,944
International Bancshares Corp.	8,718	218,212
PacWest Bancorp	15,331	656,320

Prosperity Bancshares, Inc.	9,890	485,698
Signature Bank *	7,622	1,048,482
SVB Financial Group *	7,661	885,152
Synovus Financial Corp.	19,974	591,230
TCF Financial Corp.	25,330	384,003
Trustmark Corp.	9,915	229,731
Umpqua Holdings Corp.	33,130	540,019
Valley National Bancorp	34,959	343,997
Webster Financial Corp.	13,613	485,031
		12,502,281

Beverages - 0.1%
Boston Beer Company, Inc. (The), Class A *	1,457	306,859

Biotechnology - 0.4%
United Therapeutics Corp. *	6,841	897,813

Building Products - 1.1%
A.O. Smith Corp.	11,285	735,669
Fortune Brands Home & Security, Inc.	23,852	1,132,254
Lennox International, Inc.	6,020	682,247
		2,550,170

Capital Markets - 1.9%
Eaton Vance Corp.	17,803	594,976
Federated Investors, Inc., Class B	14,328	414,079
Janus Capital Group, Inc.	21,978	298,901
Raymond James Financial, Inc.	19,103	948,082
SEI Investments Co.	20,932	1,009,550
Stifel Financial Corp. *	10,430	439,103
Waddell & Reed Financial, Inc., Class A	12,562	436,781
WisdomTree Investments, Inc.	17,211	277,614
		4,419,086

Chemicals - 3.0%
Albemarle Corp.	16,860	743,526
Ashland, Inc.	10,158	1,022,098
Cabot Corp.	9,557	301,619
Chemours Co. (The)	27,100	175,337
Cytec Industries, Inc.	10,680	788,718
Minerals Technologies, Inc.	5,208	250,817
NewMarket Corp.	1,590	567,630
Olin Corp.	11,766	197,787

PolyOne Corp.	13,365	392,129
RPM International, Inc.	19,977	836,837
Scotts Miracle-Gro Co. (The), Class A	6,810	414,184
Sensient Technologies Corp.	7,008	429,590
Valspar Corp. (The)	11,208	805,631
		6,925,903

Commercial Services & Supplies - 1.6%
Clean Harbors, Inc. *	8,020	352,639
Copart, Inc. *	16,439	540,843
Deluxe Corp.	7,500	418,050
Herman Miller, Inc.	8,745	252,206
HNI Corp.	6,671	286,186
MSA Safety, Inc.	4,650	185,861
Rollins, Inc.	14,235	382,494
RR Donnelley & Sons Co.	31,187	454,083
Travel Centers of America LLC *(b)	60,000	—
Waste Connections, Inc.	18,638	905,434
		3,777,796

Communications Equipment - 0.9%
ARRIS Group, Inc. *	20,259	526,126
Ciena Corp. *	18,972	393,100
InterDigital, Inc.	5,497	278,148
NetScout Systems, Inc. *	15,132	535,219
Plantronics, Inc.	5,286	268,793
Polycom, Inc. *	20,274	212,472
		2,213,858

Construction & Engineering - 0.5%
AECOM *	22,549	620,323
Granite Construction, Inc.	5,915	175,498
KBR, Inc.	21,492	358,057
		1,153,878

Construction Materials - 0.2%
Eagle Materials, Inc.	7,532	515,339

Consumer Finance - 0.2%
SLM Corp. *	63,661	471,091

Containers & Packaging - 1.3%
AptarGroup, Inc.	9,371	618,111

Bemis Co., Inc.	14,684	581,046
Greif, Inc., Class A	3,861	123,205
Packaging Corp. of America	14,792	889,887
Silgan Holdings, Inc.	6,077	316,247
Sonoco Products Co.	15,137	571,270
		3,099,766

Distributors - 0.6%
LKQ Corp. *	45,712	1,296,392

Diversified Consumer Services - 0.8%
Apollo Education Group, Inc. *	14,520	160,591
DeVry Education Group, Inc.	8,485	230,877
Graham Holdings Co., Class B	666	384,282
Service Corp. International	30,303	821,211
Sotheby's	9,274	296,583
		1,893,544

Diversified Financial Services - 0.7%
CBOE Holdings, Inc.	12,517	839,640
MSCI, Inc.	14,825	881,495
		1,721,135

Electric Utilities - 1.7%
Cleco Corp.	8,989	478,574
Great Plains Energy, Inc.	23,175	626,189
Hawaiian Electric Industries, Inc.	16,107	462,110
IDACORP, Inc.	7,491	484,743
OGE Energy Corp.	29,988	820,472
PNM Resources, Inc.	11,788	330,653
Westar Energy, Inc.	21,064	809,700
		4,012,441

Electrical Equipment - 0.9%
Acuity Brands, Inc.	6,520	1,144,782
Hubbell, Inc., Class B	7,617	647,064
Regal-Beloit Corp.	6,721	379,400
		2,171,246

Electronic Equipment & Instruments - 3.3%
Arrow Electronics, Inc. *	14,348	793,158
Avnet, Inc.	20,198	862,051
Belden, Inc.	6,395	298,583

Cognex Corp.	13,065	449,044
FEI Co.	6,286	459,129
Ingram Micro, Inc., Class A	23,431	638,261
IPG Photonics Corp. *	5,366	407,655
Jabil Circuit, Inc.	29,047	649,781
Keysight Technologies, Inc. *	25,323	780,961
Knowles Corp. *	13,274	244,640
National Instruments Corp.	15,217	422,880
Tech Data Corp. *	5,306	363,461
Trimble Navigation Ltd. *	38,962	639,756
Vishay Intertechnology, Inc.	20,202	195,757
Zebra Technologies Corp., Class A *	7,756	593,722
		7,798,839

Energy Equipment & Services - 1.3%
Atwood Oceanics, Inc.	8,854	131,128
Dril-Quip, Inc. *	5,803	337,850
Helix Energy Solutions Group, Inc. *	14,617	70,015
Nabors Industries Ltd.	43,506	411,132
Noble Corp. plc	36,100	393,851
Oceaneering International, Inc.	14,807	581,619
Oil States International, Inc. *	7,736	202,142
Patterson-UTI Energy, Inc.	22,015	289,277
Rowan Co.'s plc, Class A	18,600	300,390
Superior Energy Services, Inc.	22,560	284,933
		3,002,337

Food & Staples Retailing - 0.5%
Casey's General Stores, Inc.	5,800	596,936
SUPERVALU, Inc. *	39,793	285,714
United Natural Foods, Inc. *	7,517	364,649
		1,247,299

Food Products - 2.2%
Dean Foods Co.	13,920	229,958
Flowers Foods, Inc.	27,702	685,348
Hain Celestial Group, Inc. (The) *	15,385	793,866
Ingredion, Inc.	10,749	938,495
Lancaster Colony Corp.	2,854	278,208
Post Holdings, Inc. *	9,094	537,455
Tootsie Roll Industries, Inc.	2,685	84,014

TreeHouse Foods, Inc. *	6,433	500,423
WhiteWave Foods Co. (The) *	26,222	1,052,813
		5,100,580

Gas Utilities - 1.6%
Atmos Energy Corp.	15,154	881,660
National Fuel Gas Co.	12,668	633,147
ONE Gas, Inc.	7,886	357,472
Questar Corp.	26,382	512,075
UGI Corp.	25,975	904,449
WGL Holdings, Inc.	7,475	431,083
		3,719,886

Health Care Equipment & Supplies - 3.9%
Align Technology, Inc. *	10,921	619,876
Cooper Co.'s, Inc. (The)	7,259	1,080,575
Halyard Health, Inc. *	7,000	199,080
Hill-Rom Holdings, Inc.	8,521	443,007
Hologic, Inc. *	36,614	1,432,706
IDEXX Laboratories, Inc. *	13,821	1,026,209
ResMed, Inc.	21,129	1,076,734
Sirona Dental Systems, Inc. *	8,352	779,576
STERIS Corp.	8,956	581,871
Teleflex, Inc.	6,230	773,828
Thoratec Corp. *	8,232	520,756
West Pharmaceutical Services, Inc.	10,800	584,496
		9,118,714

Health Care Providers & Services - 2.5%
Centene Corp. *	17,862	968,656
Community Health Systems, Inc. *	17,699	756,986
Health Net, Inc. *	11,567	696,565
LifePoint Health, Inc. *	6,624	469,642
Mednax, Inc. *	14,132	1,085,196
Molina Healthcare, Inc. *	6,147	423,221
Owens & Minor, Inc.	9,333	298,096
VCA, Inc. *	12,190	641,803
WellCare Health Plans, Inc. *	6,604	569,133
		5,909,298

Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. *	28,379	351,900

Hotels, Restaurants & Leisure - 2.2%
Brinker International, Inc.	9,167	482,826
Buffalo Wild Wings, Inc. *	2,838	548,954
Cheesecake Factory, Inc. (The)	6,843	369,248
Cracker Barrel Old Country Store, Inc.	3,600	530,208
Domino's Pizza, Inc.	8,276	893,063
Dunkin' Brands Group, Inc.	14,290	700,210
International Speedway Corp., Class A	4,137	131,226
Jack in the Box, Inc.	5,494	423,258
Panera Bread Co., Class A *	3,667	709,235
Wendy's Co. (The)	34,543	298,797
		5,087,025

Household Durables - 2.1%
Jarden Corp. *	29,804	1,456,819
KB Home	13,594	184,199
MDC Holdings, Inc.	5,956	155,928
NVR, Inc. *	573	873,951
Tempur Sealy International, Inc. *	9,297	664,085
Toll Brothers, Inc. *	24,358	834,018
TRI Pointe Group, Inc. *	22,000	287,980
Tupperware Brands Corp.	7,514	371,868
		4,828,848

Household Products - 0.9%
Church & Dwight Co., Inc.	19,667	1,650,061
Energizer Holdings, Inc.	9,339	361,513
		2,011,574

Independent Power and Renewable Electricity Producers - 0.0%
Talen Energy Corp. *	9,652	97,485

Industrial Conglomerates - 0.4%
Carlisle Co.'s, Inc.	9,798	856,149

Insurance - 5.6%
Alleghany Corp. *	2,406	1,126,273
American Financial Group, Inc.	10,791	743,608
Arthur J. Gallagher & Co.	26,219	1,082,320
Aspen Insurance Holdings Ltd.	9,130	424,271
Brown & Brown, Inc.	17,318	536,338
CNO Financial Group, Inc.	28,875	543,139
Endurance Specialty Holdings Ltd.	9,100	555,373

Everest Re Group Ltd.	6,662	1,154,791
First American Financial Corp.	16,203	633,051
Hanover Insurance Group, Inc. (The)	6,660	517,482
HCC Insurance Holdings, Inc.	14,350	1,111,694
Kemper Corp.	7,405	261,915
Mercury General Corp.	5,370	271,239
Old Republic International Corp.	36,085	564,369
Primerica, Inc.	7,450	335,772
Reinsurance Group of America, Inc.	9,926	899,196
RenaissanceRe Holdings Ltd.	6,880	731,482
StanCorp Financial Group, Inc.	6,335	723,457
WR Berkley Corp.	14,976	814,245
		13,030,015

Internet & Catalog Retail - 0.1%
HSN, Inc.	4,800	274,752

Internet Software & Services - 0.2%
Rackspace Hosting, Inc. *	18,174	448,534

IT Services - 3.4%
Acxiom Corp. *	11,722	231,627
Broadridge Financial Solutions, Inc.	17,766	983,348
Convergys Corp.	15,004	346,742
CoreLogic, Inc. *	13,498	502,531
DST Systems, Inc.	5,061	532,113
Gartner, Inc. *	12,457	1,045,516
Global Payments, Inc.	9,782	1,122,289
Jack Henry & Associates, Inc.	12,293	855,716
Leidos Holdings, Inc.	9,634	397,981
MAXIMUS, Inc.	9,901	589,704
NeuStar, Inc., Class A *	8,302	225,897
Science Applications International Corp.	6,292	253,001
VeriFone Systems, Inc. *	17,099	474,155
WEX, Inc. *	5,832	506,451
		8,067,071

Leisure Products - 0.9%
Brunswick Corp.	13,954	668,257
Polaris Industries, Inc.	9,172	1,099,448
Vista Outdoor, Inc. *	9,488	421,552
		2,189,257

Life Sciences - Tools & Services - 1.3%
Bio-Rad Laboratories, Inc., Class A *	3,065	411,660
Bio-Techne Corp.	5,582	516,112
Charles River Laboratories International, Inc. *	7,114	451,881
Mettler-Toledo International, Inc. *	4,161	1,184,803
PAREXEL International Corp. *	8,300	513,936
		3,078,392

Machinery - 3.9%
AGCO Corp.	11,258	524,961
CLARCOR, Inc.	7,547	359,841
Crane Co.	7,332	341,745
Donaldson Co., Inc.	19,090	536,047
Graco, Inc.	8,672	581,284
IDEX Corp.	11,673	832,285
ITT Corp.	13,467	450,202
Kennametal, Inc.	11,887	295,867
Lincoln Electric Holdings, Inc.	10,226	536,149
Nordson Corp.	8,483	533,920
Oshkosh Corp.	11,849	430,474
Terex Corp.	15,936	285,892
Timken Co. (The)	10,882	299,146
Toro Co. (The)	8,220	579,839
Trinity Industries, Inc.	23,401	530,501
Valmont Industries, Inc.	3,532	335,151
Wabtec Corp.	14,483	1,275,228
Woodward, Inc.	8,626	351,078
		9,079,610

Marine - 0.2%
Kirby Corp. *	8,229	509,787

Media - 1.4%
AMC Networks, Inc., Class A *	9,145	669,140
Cable One, Inc. *	666	279,334
Cinemark Holdings, Inc.	15,654	508,598
DreamWorks Animation SKG, Inc., Class A *	10,941	190,920
John Wiley & Sons, Inc., Class A	7,418	371,123
Live Nation Entertainment, Inc. *	21,810	524,312
Meredith Corp.	5,657	240,875
New York Times Co., (The) Class A	19,669	232,291

Time, Inc.	16,423	312,858
		3,329,451

Metals & Mining - 1.4%
Allegheny Technologies, Inc.	16,000	226,880
Carpenter Technology Corp.	7,558	225,002
Commercial Metals Co.	17,437	236,271
Compass Minerals International, Inc.	4,994	391,380
Reliance Steel & Aluminum Co.	11,139	601,617
Royal Gold, Inc.	9,776	459,277
Steel Dynamics, Inc.	36,309	623,789
United States Steel Corp.	21,600	225,072
Worthington Industries, Inc.	7,253	192,059
		3,181,347

Multi-Utilities - 1.0%
Alliant Energy Corp.	16,941	990,879
Black Hills Corp.	6,606	273,092
MDU Resources Group, Inc.	29,227	502,704
Vectren Corp.	12,281	515,925
		2,282,600

Multiline Retail - 0.3%
Big Lots, Inc.	7,793	373,441
J.C. Penney Co., Inc. *	45,388	421,654
		795,095

Oil, Gas & Consumable Fuels - 1.9%
California Resources Corp.	46,378	120,583
Denbury Resources, Inc.	53,121	129,615
Energen Corp.	11,819	589,295
Gulfport Energy Corp. *	15,993	474,672
HollyFrontier Corp.	28,325	1,383,393
QEP Resources, Inc.	23,800	298,214
SM Energy Co.	9,986	319,952
Western Refining, Inc.	10,728	473,319
World Fuel Services Corp.	10,719	383,740
WPX Energy, Inc. *	35,001	231,707
		4,404,490

Paper & Forest Products - 0.3%
Domtar Corp.	9,478	338,838
Louisiana-Pacific Corp. *	21,361	304,181
		643,019

Personal Products - 0.4%
Avon Products, Inc.	65,356	212,407
Edgewell Personal Care Co.	9,339	762,062
		974,469

Pharmaceuticals - 0.3%
Akorn, Inc. *	11,835	337,357
Catalent, Inc. *	15,000	364,500
		701,857

Professional Services - 1.2%
CEB, Inc.	4,992	341,153
FTI Consulting, Inc. *	6,201	257,404
Manpowergroup, Inc.	11,536	944,683
Towers Watson & Co., Class A	10,395	1,220,165
		2,763,405

Real Estate Investment Trusts - 9.7%
Alexandria Real Estate Equities, Inc.	10,829	916,891
American Campus Communities, Inc.	16,865	611,188
BioMed Realty Trust, Inc.	30,266	604,715
Camden Property Trust	13,036	963,360
Care Capital Properties, Inc.	12,500	411,625
Communications Sales & Leasing, Inc. *	17,973	321,717
Corporate Office Properties Trust	14,176	298,121
Corrections Corp. of America	17,557	518,634
Douglas Emmett, Inc.	20,712	594,849
Duke Realty Corp.	51,825	987,266
Equity One, Inc.	11,087	269,858
Extra Space Storage, Inc.	18,422	1,421,442
Federal Realty Investment Trust	10,322	1,408,437
Highwoods Properties, Inc.	13,968	541,260
Home Properties, Inc.	8,687	649,353
Hospitality Properties Trust	22,541	576,599
Kilroy Realty Corp.	13,851	902,531
Lamar Advertising Co., Class A	12,305	642,075
LaSalle Hotel Properties	16,974	481,892
Liberty Property Trust	22,383	705,288

Mack-Cali Realty Corp.	13,383	252,671
Mid-America Apartment Communities, Inc.	11,319	926,687
National Retail Properties, Inc.	20,095	728,846
Omega Healthcare Investors, Inc.	24,112	847,537
Potlatch Corp.	5,968	171,819
Rayonier, Inc.	18,833	415,644
Regency Centers Corp.	14,150	879,422
Senior Housing Properties Trust	35,325	572,265
Sovran Self Storage, Inc.	5,375	506,862
Tanger Factory Outlet Centers, Inc.	14,371	473,812
Taubman Centers, Inc.	9,268	640,233
UDR, Inc.	39,357	1,357,029
Urban Edge Properties	13,878	299,626
Weingarten Realty Investors	17,093	565,949
WP GLIMCHER, Inc.	27,362	319,041
		22,784,544

Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	6,827	234,371
Jones Lang LaSalle, Inc.	6,740	969,010
		1,203,381

Road & Rail - 0.9%
Con-way, Inc.	8,511	403,847
Genesee & Wyoming, Inc., Class A *	7,998	472,522
Landstar System, Inc.	6,546	415,474
Old Dominion Freight Line, Inc. *	10,507	640,927
Werner Enterprises, Inc.	6,550	164,405
		2,097,175

Semiconductors & Semiconductor Equipment - 1.7%
Advanced Micro Devices, Inc. *	94,503	162,545
Atmel Corp.	62,574	504,972
Cree, Inc. *	15,512	375,856
Cypress Semiconductor Corp. *	49,770	424,040
Fairchild Semiconductor International, Inc. *	17,459	245,124
Integrated Device Technology, Inc. *	22,019	446,986
Intersil Corp., Class A	19,496	228,103
Silicon Laboratories, Inc. *	5,956	247,412
SunEdison, Inc. *	47,326	339,801
Synaptics, Inc. *	5,500	453,530

Teradyne, Inc.	31,671	570,395
		3,998,764

Software - 4.9%
ACI Worldwide, Inc. *	17,420	367,910
ANSYS, Inc. *	13,512	1,190,948
Cadence Design Systems, Inc. *	43,945	908,783
CDK Global, Inc.	24,039	1,148,583
Commvault Systems, Inc. *	6,304	214,084
FactSet Research Systems, Inc.	6,221	994,178
Fair Isaac Corp.	4,656	393,432
Fortinet, Inc. *	21,853	928,316
Manhattan Associates, Inc. *	11,100	691,530
Mentor Graphics Corp.	14,708	362,258
PTC, Inc. *	17,243	547,293
Rovi Corp. *	13,258	139,076
SolarWinds, Inc. *	9,975	391,419
Solera Holdings, Inc.	10,030	541,620
Synopsys, Inc. *	23,255	1,073,916
Tyler Technologies, Inc. *	5,048	753,717
Ultimate Software Group, Inc. (The) *	4,300	769,743
		11,416,806

Specialty Retail - 2.9%
Aaron's, Inc.	9,524	343,912
Abercrombie & Fitch Co., Class A	10,562	223,809
American Eagle Outfitters, Inc.	27,008	422,135
Ascena Retail Group, Inc. *	25,608	356,207
Cabela's, Inc. *	7,500	342,000
Chico's FAS, Inc.	20,923	329,119
CST Brands, Inc.	11,596	390,321
Dick's Sporting Goods, Inc.	14,070	698,013
Foot Locker, Inc.	20,971	1,509,283
Guess?, Inc.	9,458	202,023
Murphy USA, Inc. *	6,050	332,447
Office Depot, Inc. *	73,787	473,712
Rent-A-Center, Inc.	7,777	188,592
Williams-Sonoma, Inc.	12,653	966,057
		6,777,630

Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. *	15,715	181,508
Diebold, Inc.	9,724	289,483

Lexmark International, Inc., Class A	9,215	267,051
NCR Corp. *	23,721	539,653
		1,277,695

Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc.	7,878	714,062
Deckers Outdoor Corp. *	4,993	289,893
Kate Spade & Co. *	19,154	366,033
Skechers U.S.A., Inc., Class A *	6,412	859,721
		2,229,709

Thrifts & Mortgage Finance - 0.7%
New York Community Bancorp, Inc.	66,533	1,201,586
Washington Federal, Inc.	14,434	328,374
		1,529,960

Trading Companies & Distributors - 0.6%
GATX Corp.	6,660	294,039
MSC Industrial Direct Co., Inc., Class A	7,273	443,871
NOW, Inc. *	15,977	236,460
Watsco, Inc.	3,861	457,451
		1,431,821

Water Utilities - 0.3%
Aqua America, Inc.	26,582	703,626

Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	14,161	353,459

Total Equity Securities (Cost $167,972,081)		218,307,846

EXCHANGE-TRADED PRODUCTS - 1.6%
SPDR S&P MidCap 400 ETF Trust	15,200	3,783,128

Total Exchange-Traded Products (Cost $3,909,764)		3,783,128

	PRINCIPAL AMOUNT($)	VALUE ($)
TIME DEPOSIT - 4.6%
State Street Bank Time Deposit, 0.088%, 10/1/15	10,801,993	10,801,993

Total Time Deposit (Cost $10,801,993)		10,801,993

U.S. TREASURY OBLIGATIONS - 0.4%
United States Treasury Bills, 0.152%, 3/31/16^	1,000,000	999,621

Total U.S. Treasury Obligations (Cost $999,213)		999,621

TOTAL INVESTMENTS (Cost $183,683,051) - 99.9%		233,892,588
Other assets and liabilities, net - 0.1%		171,240
NET ASSETS - 100.0%		$234,063,828

^	Futures collateralized by $1,000,000 par value of U.S. Treasury Bills.
*	Non-income producing security.
(b)	This security was valued under the direction of the Board of Directors. See Note A.

Abbreviations:
ETF:	Exchange Traded Fund
LLC:	Limited Liability Corporation
Ltd.:	Limited
plc:	Public Limited Company

CALVERT VP S&P MID CAP 400 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2015 (Unaudited)

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini S&P 400 Index^	88	12/15	$11,993,520	($326,745)

VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2015 (Unaudited)

	SHARES	VALUE ($)
EQUITY SECURITIES - 95.4%

Aerospace & Defense - 1.4%
AAR Corp.	2,738	51,940
Aerojet Rocketdyne Holdings, Inc. *	5,118	82,809
Aerovironment, Inc. *	1,707	34,208
American Science & Engineering, Inc.	703	24,999
Astronics Corp. *	1,478	59,756
Cubic Corp.	1,711	71,759
Curtiss-Wright Corp.	3,670	229,081
DigitalGlobe, Inc. *	5,596	106,436
Ducommun, Inc. *	914	18,344
Engility Holdings, Inc.	1,480	38,154
Esterline Technologies Corp. *	2,401	172,608
HEICO Corp.	1,485	72,587
HEICO Corp., Class A	3,080	139,863
KEYW Holding Corp. (The) *	2,749	16,906
KLX, Inc. *	4,071	145,498
Kratos Defense & Security Solutions, Inc. *	3,789	15,990
Moog, Inc., Class A *	2,988	161,561
National Presto Industries, Inc.	420	35,389
Sparton Corp. *	882	18,875
Taser International, Inc. *	4,125	90,853
Teledyne Technologies, Inc. *	2,727	246,248
Vectrus, Inc. *	813	17,919
		1,851,783

Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. *	4,073	34,824
Atlas Air Worldwide Holdings, Inc. *	1,930	66,701
Echo Global Logistics, Inc. *	2,286	44,806
Forward Air Corp.	2,390	99,161
Hub Group, Inc., Class A *	2,785	101,402
Park-Ohio Holdings Corp.	726	20,952
Radiant Logistics, Inc. *	2,087	9,308
UTi Worldwide, Inc. *	7,123	32,694
XPO Logistics, Inc. *	5,520	131,542
		541,390

Airlines - 0.4%
Allegiant Travel Co.	1,035	223,819
Hawaiian Holdings, Inc. *	3,968	97,930

Republic Airways Holdings, Inc. *	4,602	26,600
SkyWest, Inc.	4,346	72,491
Virgin America, Inc. *	1,944	66,543
		487,383

Auto Components - 1.1%
American Axle & Manufacturing Holdings, Inc. *	6,004	119,720
Cooper Tire & Rubber Co.	4,443	175,543
Cooper-Standard Holding, Inc. *	1,048	60,784
Dana Holding Corp.	12,590	199,929
Dorman Products, Inc. *	2,064	105,037
Drew Industries, Inc.	1,976	107,909
Federal-Mogul Holdings Corp. *	2,583	17,642
Fox Factory Holding Corp. *	1,308	22,053
Gentherm, Inc. *	2,771	124,473
Horizon Global Corp. *	1,398	12,330
Metaldyne Performance Group, Inc.	1,006	21,136
Modine Manufacturing Co. *	4,047	31,850
Motorcar Parts of America, Inc. *	1,585	49,674
Remy International, Inc.	2,207	64,555
Standard Motor Products, Inc.	1,539	53,680
Stoneridge, Inc. *	2,174	26,827
Strattec Security Corp.	311	19,612
Superior Industries International, Inc.	2,023	37,790
Tenneco, Inc. *	4,735	211,986
Tower International, Inc. *	1,846	43,861
		1,506,391

Automobiles - 0.0%
Winnebago Industries, Inc.	2,078	39,794

Banks - 8.9%
1st Source Corp.	1,262	38,870
Access National Corp.	561	11,428
American National Bankshares, Inc.	705	16,532
Ameris Bancorp	2,665	76,619
Ames National Corp.	756	17,335
Arrow Financial Corp.	1,004	26,798
Banc of California, Inc.	2,665	32,700
BancFirst Corp.	651	41,078
Banco Latinoamericano de Comercio Exterior S.A.	2,320	53,708
Bancorp, Inc. (The) *	2,534	19,309
BancorpSouth, Inc.	7,451	177,110

Bank of Marin Bancorp	545	26,155
Bank of the Ozarks, Inc.	6,019	263,391
Banner Corp.	1,639	78,295
Bar Harbor Bankshares	461	14,747
BB&T Corp.	1,059	37,700
BBCN Bancorp, Inc.	6,139	92,208
Berkshire Hills Bancorp, Inc.	2,523	69,483
Blue Hills Bancorp, Inc.	2,498	34,597
BNC Bancorp	2,200	48,906
Boston Private Financial Holdings, Inc.	6,409	74,985
Bridge Bancorp, Inc.	963	25,722
Bryn Mawr Bank Corp.	1,427	44,337
C1 Financial, Inc. *	287	5,467
Camden National Corp.	710	28,684
Capital Bank Financial Corp., Class A *	1,735	52,449
Capital City Bank Group, Inc.	1,232	18,381
Cardinal Financial Corp.	2,513	57,824
Cascade Bancorp *	3,096	16,749
Cathay General Bancorp	6,167	184,763
CenterState Banks, Inc.	3,507	51,553
Central Pacific Financial Corp.	1,534	32,168
Century Bancorp, Inc., Class A	277	11,291
Chemical Financial Corp.	2,602	84,175
Citizens & Northern Corp.	1,125	21,960
City Holding Co.	1,174	57,878
CNB Financial Corp.	1,282	23,294
CoBiz Financial, Inc.	2,995	38,965
Columbia Banking System, Inc.	4,452	138,947
Community Bank System, Inc.	3,146	116,937
Community Trust Bancorp, Inc.	1,316	46,731
CommunityOne Bancorp *	901	9,794
ConnectOne Bancorp, Inc.	2,307	44,525
CU Bancorp *	1,297	29,131
Customers Bancorp, Inc. *	2,244	57,671
CVB Financial Corp.	8,200	136,940
Eagle Bancorp, Inc. *	2,309	105,059
Enterprise Bancorp, Inc.	478	10,024
Enterprise Financial Services Corp.	1,698	42,739
Farmers Capital Bank Corp. *	578	14,363
FCB Financial Holdings, Inc., Class A *	2,159	70,427
Fidelity Southern Corp.	1,097	23,191
Financial Institutions, Inc.	1,134	28,101
First BanCorp *	9,341	33,254
First Bancorp, Inc.	691	13,198

First Bancorp/Southern Pines	1,553	26,401
First Busey Corp.	2,117	42,065
First Business Financial Services, Inc.	708	16,652
First Citizens BancShares, Inc., Class A	595	134,470
First Commonwealth Financial Corp.	6,865	62,403
First Community Bancshares, Inc.	1,464	26,206
First Connecticut Bancorp, Inc.	1,473	23,745
First Financial Bancorp	5,061	96,564
First Financial Bankshares, Inc.	4,950	157,311
First Financial Corp.	966	31,250
First Interstate BancSystem, Inc., Class A	1,462	40,702
First Merchants Corp.	3,106	81,439
First Midwest Bancorp, Inc.	6,017	105,538
First NBC Bank Holding Co. *	1,338	46,883
First of Long Island Corp. (The)	901	24,354
FirstMerit Corp.	12,795	226,088
Flushing Financial Corp.	2,270	45,445
FNB Corp.	13,482	174,592
Franklin Financial Network, Inc. *	421	9,409
Fulton Financial Corp.	13,636	164,996
German American Bancorp, Inc.	1,152	33,719
Glacier Bancorp, Inc.	5,829	153,827
Great Southern Bancorp, Inc.	940	40,702
Great Western Bancorp, Inc.	3,189	80,905
Green Bancorp, Inc. *	413	4,733
Guaranty Bancorp	1,371	22,580
Hampton Roads Bankshares, Inc. *	2,909	5,527
Hancock Holding Co.	6,011	162,598
Hanmi Financial Corp.	2,465	62,118
Heartland Financial USA, Inc.	1,357	49,246
Heritage Commerce Corp.	1,714	19,437
Heritage Financial Corp.	2,334	43,926
Heritage Oaks Bancorp	1,809	14,400
Hilltop Holdings, Inc. *	5,877	116,423
Home BancShares, Inc.	4,406	178,443
HomeTrust Bancshares, Inc. *	1,850	34,317
Horizon Bancorp	750	17,812
IBERIABANK Corp.	2,947	171,545
Independent Bank Corp.	2,054	30,317
Independent Bank Corp./Rockland	2,018	93,030
Independent Bank Group, Inc.	819	31,474
International Bancshares Corp.	4,180	104,625
Investors Bancorp, Inc.	26,915	332,131
Lakeland Bancorp, Inc.	3,213	35,696

Lakeland Financial Corp.	1,410	63,661
LegacyTexas Financial Group, Inc.	3,674	111,983
Live Oak Bancshares, Inc.	380	7,463
MainSource Financial Group, Inc.	1,757	35,772
MB Financial, Inc.	5,883	192,021
Mercantile Bank Corp.	1,508	31,336
Merchants Bancshares, Inc.	377	11,084
Metro Bancorp, Inc.	915	26,892
MidWestOne Financial Group, Inc.	611	17,878
National Bank Holdings Corp., Class A	3,069	63,007
National Bankshares, Inc.	719	22,368
National Commerce Corp. *	466	11,175
National Penn Bancshares, Inc. (b)	25,000	—
National Penn Bancshares, Inc.	10,936	128,498
NBT Bancorp, Inc.	3,400	91,596
NewBridge Bancorp	2,966	25,300
OFG Bancorp	3,440	30,031
Old National Bancorp	9,028	125,760
Old Second Bancorp, Inc. *	2,274	14,167
Opus Bank	804	30,745
Pacific Continental Corp.	1,543	20,537
Pacific Premier Bancorp, Inc. *	1,824	37,064
Park National Corp.	1,007	90,852
Park Sterling Corp.	3,952	26,874
Peapack Gladstone Financial Corp.	1,336	28,283
Penns Woods Bancorp, Inc.	415	16,982
People's Utah Bancorp	225	3,670
Peoples Bancorp, Inc.	1,418	29,480
Peoples Financial Services Corp.	676	23,613
Pinnacle Financial Partners, Inc.	2,769	136,816
Preferred Bank	1,057	33,401
PrivateBancorp, Inc.	6,067	232,548
Prosperity Bancshares, Inc.	5,406	265,489
QCR Holdings, Inc.	901	19,705
Renasant Corp.	3,102	101,901
Republic Bancorp, Inc., Class A	907	22,267
S&T Bancorp, Inc.	2,878	93,880
Sandy Spring Bancorp, Inc.	2,099	54,952
Seacoast Banking Corp. of Florida *	1,837	26,967
ServisFirst Bancshares, Inc.	1,720	71,432
Sierra Bancorp	987	15,753
Simmons First National Corp., Class A	2,304	110,431
South State Corp.	1,866	143,439
Southside Bancshares, Inc.	2,181	60,087

Southwest Bancorp, Inc.	1,698	27,864
Square 1 Financial, Inc., Class A *	1,303	33,455
State Bank Financial Corp.	2,758	57,035
Sterling Bancorp	9,598	142,722
Stock Yards Bancorp, Inc.	1,229	44,674
Stonegate Bank	892	28,375
Suffolk Bancorp	896	24,479
Sun Bancorp, Inc. *	618	11,859
Talmer Bancorp, Inc., Class A	4,217	70,213
Texas Capital Bancshares, Inc. *	3,533	185,200
Tompkins Financial Corp.	1,247	66,540
TowneBank	3,792	71,479
TriCo Bancshares	1,995	49,017
TriState Capital Holdings, Inc. *	1,979	24,678
Triumph Bancorp, Inc. *	680	11,424
Trustmark Corp.	5,214	120,808
UMB Financial Corp.	3,038	154,361
Umpqua Holdings Corp.	17,021	277,442
Union Bankshares Corp.	3,482	83,568
United Bankshares, Inc.	5,360	203,626
United Community Banks, Inc.	3,877	79,246
Univest Corp. of Pennsylvania	1,440	27,677
Valley National Bancorp	17,945	176,579
Washington Trust Bancorp, Inc.	1,232	47,370
Webster Financial Corp.	7,006	249,624
WesBanco, Inc.	2,789	87,714
West BanCorp., Inc.	1,387	26,006
Westamerica BanCorp.	1,972	87,636
Western Alliance Bancorp *	6,621	203,331
Wilshire Bancorp, Inc.	5,565	58,488
Wintrust Financial Corp.	3,660	195,554
Yadkin Financial Corp.	1,832	39,370
		11,979,264

Beverages - 0.2%
Boston Beer Company, Inc. (The), Class A *	702	147,848
Castle Brands, Inc. *	5,139	6,784
Coca-Cola Bottling Co. Consolidated	359	69,423
Craft Brew Alliance, Inc. *	855	6,814
MGP Ingredients, Inc.	826	13,224
National Beverage Corp. *	894	27,473
		271,566

Biotechnology - 5.8%
Abeona Therapeutics, Inc. *	806	3,264
ACADIA Pharmaceuticals, Inc. *	6,151	203,414
Acceleron Pharma, Inc. *	1,474	36,703
Achillion Pharmaceuticals, Inc. *	9,072	62,688
Acorda Therapeutics, Inc. *	3,302	87,536
Adamas Pharmaceuticals, Inc. *	802	13,425
Aduro Biotech, Inc. *	644	12,474
Advaxis, Inc. *	2,339	23,928
Aegerion Pharmaceuticals, Inc. *	1,935	26,316
Affimed NV *	1,180	7,281
Agenus, Inc. *	5,577	25,654
Aimmune Therapeutics, Inc. *	875	22,155
Akebia Therapeutics, Inc. *	1,882	18,180
Alder Biopharmaceuticals, Inc. *	1,788	58,575
AMAG Pharmaceuticals, Inc. *	2,648	105,205
Amicus Therapeutics, Inc. *	8,941	125,085
Anacor Pharmaceuticals, Inc. *	3,163	372,317
Anthera Pharmaceuticals, Inc. *	2,764	16,833
Applied Genetic Technologies Corp. *	435	5,716
Ardelyx, Inc. *	1,293	22,343
Arena Pharmaceuticals, Inc. *	19,683	37,595
ARIAD Pharmaceuticals, Inc. *	12,921	75,459
Array BioPharma, Inc. *	10,886	49,640
Arrowhead Research Corp. *	4,648	26,772
Asterias Biotherapeutics, Inc. *	815	3,154
Atara Biotherapeutics, Inc. *	1,318	41,438
aTyr Pharma, Inc. *	466	4,781
Avalanche Biotechnologies, Inc. *	1,509	12,434
Axovant Sciences Ltd. *	1,100	14,212
Bellicum Pharmaceuticals, Inc. *	743	10,796
BioCryst Pharmaceuticals, Inc. *	5,597	63,806
BioSpecifics Technologies Corp. *	326	14,194
BioTime, Inc. *	3,184	9,552
Blueprint Medicines Corp. *	723	15,429
Calithera Biosciences, Inc. *	700	3,801
Cara Therapeutics, Inc. *	1,288	18,406
Catabasis Pharmaceuticals, Inc. *	350	2,831
Catalyst Pharmaceuticals, Inc. *	5,813	17,439
Celldex Therapeutics, Inc. *	7,600	80,104
Cellular Biomedicine Group, Inc. *	759	12,850
Cepheid *	5,540	250,408
Chelsea Therapeutics International Ltd. *(b)	5,785	686

ChemoCentryx, Inc. *	2,120	12,826
Chiasma, Inc. *	575	11,431
Chimerix, Inc. *	3,539	135,190
Cidara Therapeutics, Inc. *	375	4,770
Clovis Oncology, Inc. *	2,169	199,461
Coherus Biosciences, Inc. *	1,820	36,473
Concert Pharmaceuticals, Inc. *	1,187	22,280
CorMedix, Inc. *	2,396	4,768
CTI BioPharma Corp. *	12,809	18,701
Curis, Inc. *	8,583	17,338
Cytokinetics, Inc. *	2,136	14,290
CytRx Corp. *	4,998	11,845
Dicerna Pharmaceuticals, Inc. *	1,166	9,573
Dyax Corp. *	11,242	214,610
Dynavax Technologies Corp. *	2,638	64,737
Eagle Pharmaceuticals, Inc. *	662	49,008
Emergent Biosolutions, Inc. *	2,331	66,410
Enanta Pharmaceuticals, Inc. *	1,235	44,633
Epizyme, Inc. *	2,242	28,832
Esperion Therapeutics, Inc. *	1,013	23,897
Exact Sciences Corp. *	7,462	134,241
Exelixis, Inc. *	16,302	91,454
Fibrocell Science, Inc. *	1,895	7,296
FibroGen, Inc. *	3,693	80,951
Five Prime Therapeutics, Inc. *	1,545	23,778
Flexion Therapeutics, Inc. *	1,074	15,960
Foundation Medicine, Inc. *	920	16,974
Galena Biopharma, Inc. *	8,878	14,027
Genocea Biosciences, Inc. *	1,434	9,823
Genomic Health, Inc. *	1,445	30,576
Geron Corp. *	13,372	36,907
Global Blood Therapeutics, Inc. *	550	23,188
Halozyme Therapeutics, Inc. *	8,185	109,925
Heron Therapeutics, Inc. *	2,291	55,900
Idera Pharmaceuticals, Inc. *	7,586	25,413
Ignyta, Inc. *	1,416	12,432
Immune Design Corp. *	874	10,663
ImmunoGen, Inc. *	6,651	63,850
Immunomedics, Inc. *	6,814	11,720
Infinity Pharmaceuticals, Inc. *	4,129	34,890
Inovio Pharmaceuticals, Inc. *	5,391	31,160
Insmed, Inc. *	4,746	88,133
Insys Therapeutics, Inc. *	1,760	50,090
Invitae Corp. *	642	4,635

Ironwood Pharmaceuticals, Inc. *	9,719	101,272
Karyopharm Therapeutics, Inc. *	1,782	18,764
Keryx Biopharmaceuticals, Inc. *	7,995	28,142
Kite Pharma, Inc. *	2,226	123,944
KYTHERA Biopharmaceuticals, Inc. *	1,992	149,360
La Jolla Pharmaceutical Co. *	892	24,789
Lexicon Pharmaceuticals, Inc. *	3,233	34,722
Ligand Pharmaceuticals, Inc. *	1,354	115,970
Lion Biotechnologies, Inc. *	3,475	20,016
Loxo Oncology, Inc. *	319	5,576
MacroGenics, Inc. *	2,420	51,836
MannKind Corp. *	19,042	61,125
Medgenics, Inc. *	1,299	10,158
Merrimack Pharmaceuticals, Inc. *	8,667	73,756
MiMedx Group, Inc. *	8,019	77,383
Mirati Therapeutics, Inc. *	643	22,132
Momenta Pharmaceuticals, Inc. *	4,757	78,062
Myriad Genetics, Inc. *	5,360	200,893
NantKwest, Inc. *	525	6,016
Natera, Inc. *	800	8,680
Navidea Biopharmaceuticals, Inc. *	10,313	23,514
Neurocrine Biosciences, Inc. *	6,592	262,296
NewLink Genetics Corp. *	1,605	57,523
Nivalis Therapeutics, Inc. *	400	5,188
Northwest Biotherapeutics, Inc. *	3,184	19,900
Novavax, Inc. *	20,685	146,243
Ocata Therapeutics, Inc. *	2,753	11,508
OncoMed Pharmaceuticals, Inc. *	1,132	18,780
Oncothyreon, Inc. *	6,340	17,372
Ophthotech Corp. *	1,829	74,111
Orexigen Therapeutics, Inc. *	7,897	16,663
Organovo Holdings, Inc. *	5,600	15,008
Osiris Therapeutics, Inc. *	1,445	26,689
Otonomy, Inc. *	1,140	20,303
OvaScience, Inc. *	1,811	15,375
PDL BioPharma, Inc.	12,664	63,700
Peregrine Pharmaceuticals, Inc. *	11,824	12,060
Pfenex, Inc. *	1,259	18,898
Portola Pharmaceuticals, Inc. *	3,566	151,983
Progenics Pharmaceuticals, Inc. *	5,151	29,464
Proteon Therapeutics, Inc. *	595	8,276
Prothena Corp. plc *	2,414	109,451
PTC Therapeutics, Inc. *	2,612	69,740
Radius Health, Inc. *	2,558	177,295

Raptor Pharmaceutical Corp. *	6,081	36,790
Regulus Therapeutics, Inc. *	2,183	14,277
Repligen Corp. *	2,535	70,600
Retrophin, Inc. *	2,698	54,661
Rigel Pharmaceuticals, Inc. *	7,590	18,747
Sage Therapeutics, Inc. *	1,064	45,028
Sangamo BioSciences, Inc. *	5,756	32,464
Sarepta Therapeutics, Inc. *	3,200	102,752
Seres Therapeutics, Inc. *	675	20,007
Sorrento Therapeutics, Inc. *	2,189	18,366
Spark Therapeutics, Inc. *	707	29,503
Spectrum Pharmaceuticals, Inc. *	5,050	30,199
Stemline Therapeutics, Inc. *	1,313	11,594
Synergy Pharmaceuticals, Inc. *	7,787	41,271
Synta Pharmaceuticals Corp. *	5,731	9,972
T2 Biosystems, Inc. *	524	4,590
TESARO, Inc. *	1,877	75,268
TG Therapeutics, Inc. *	2,728	27,498
Threshold Pharmaceuticals, Inc. *	4,048	16,475
Tobira Therapeutics, Inc. *	153	1,478
Tokai Pharmaceuticals, Inc. *	500	5,175
Trevena, Inc. *	1,911	19,779
Trius Therapeutics, Inc *(b)	3,210	417
Trovagene, Inc. *	1,887	10,737
Ultragenyx Pharmaceutical, Inc. *	3,021	290,953
Vanda Pharmaceuticals, Inc. *	3,487	39,333
Verastem, Inc. *	2,484	4,446
Versartis, Inc. *	1,736	20,016
Vitae Pharmaceuticals, Inc. *	1,024	11,274
Vital Therapies, Inc. *	1,295	5,232
vTv Therapeutics, Inc., Class A *	500	3,260
XBiotech, Inc. *	314	4,691
Xencor, Inc. *	2,195	26,845
XOMA Corp. *	6,130	4,608
Zafgen, Inc. *	1,272	40,640
ZIOPHARM Oncology, Inc. *	8,524	76,801
		7,799,621

Building Products - 0.9%
AAON, Inc.	3,159	61,221
Advanced Drainage Systems, Inc.	2,597	75,131
American Woodmark Corp. *	1,038	67,335
Apogee Enterprises, Inc.	2,253	100,597

Builders FirstSource, Inc. *	3,852	48,843
Continental Building Products, Inc. *	2,429	49,892
Gibraltar Industries, Inc. *	2,647	48,572
Griffon Corp.	2,639	41,617
Insteel Industries, Inc.	1,631	26,227
Masonite International Corp. *	2,330	141,151
NCI Building Systems, Inc. *	2,515	26,584
Nortek, Inc. *	776	49,129
Patrick Industries, Inc. *	1,080	42,649
PGT, Inc. *	3,685	45,252
Ply Gem Holdings, Inc. *	1,362	15,935
Quanex Building Products Corp.	2,614	47,496
Simpson Manufacturing Co., Inc.	3,250	108,843
Trex Co., Inc. *	2,476	82,525
Universal Forest Products, Inc.	1,553	89,577
		1,168,576

Capital Markets - 1.3%
Arlington Asset Investment Corp., Class A	1,962	27,566
Ashford, Inc. *	72	4,568
BGC Partners, Inc., Class A	14,141	116,239
Calamos Asset Management, Inc., Class A	1,559	14,779
CIFC Corp.	974	6,964
Cohen & Steers, Inc.	1,662	45,622
Cowen Group, Inc., Class A *	8,597	39,202
Diamond Hill Investment Group, Inc.	250	46,510
Evercore Partners, Inc., Class A	2,671	134,191
Fifth Street Asset Management, Inc.	520	3,884
Financial Engines, Inc.	4,002	117,939
GAMCO Investors, Inc., Class A	520	28,548
Greenhill & Co., Inc.	2,260	64,342
HFF, Inc., Class A	2,937	99,153
Houlihan Lokey, Inc. *	950	20,710
INTL. FCStone, Inc. *	1,181	29,159
Investment Technology Group, Inc.	2,642	35,244
Janus Capital Group, Inc.	11,331	154,102
KCG Holdings, Inc., Class A *	3,351	36,761
Ladenburg Thalmann Financial Services, Inc. *	8,462	17,855
Medley Management, Inc., Class A	520	3,442
Moelis & Co., Class A	1,358	35,661
OM Asset Management plc	2,120	32,691
Oppenheimer Holdings, Inc., Class A	932	18,649
Piper Jaffray Cos. *	1,333	48,215

Pzena Investment Management, Inc., Class A	491	4,370
RCS Capital Corp., Class A *	3,801	3,079
Safeguard Scientifics, Inc. *	1,902	29,557
Stifel Financial Corp. *	5,239	220,562
Virtu Financial, Inc., Class A	1,467	33,624
Virtus Investment Partners, Inc.	528	53,064
Westwood Holdings Group, Inc.	603	32,773
WisdomTree Investments, Inc.	8,805	142,025
Zais Group Holdings, Inc. *	295	2,779
		1,703,829

Chemicals - 1.7%
A Schulman, Inc.	2,260	73,382
American Vanguard Corp.	2,506	28,969
Axiall Corp.	5,420	85,040
Balchem Corp.	2,399	145,787
Calgon Carbon Corp.	4,068	63,380
Chase Corp.	526	20,719
Chemtura Corp. *	5,184	148,366
Core Molding Technologies, Inc. *	592	10,922
Ferro Corp. *	5,633	61,681
Flotek Industries, Inc. *	4,128	68,938
FutureFuel Corp.	1,874	18,515
Hawkins, Inc.	939	36,152
HB Fuller Co.	3,891	132,061
Innophos Holdings, Inc.	1,613	63,939
Innospec, Inc.	1,871	87,020
Intrepid Potash, Inc. *	4,719	26,143
KMG Chemicals, Inc.	568	10,957
Koppers Holdings, Inc.	1,798	36,266
Kraton Performance Polymers, Inc. *	2,418	43,282
Kronos Worldwide, Inc.	1,877	11,656
LSB Industries, Inc. *	1,588	24,328
Minerals Technologies, Inc.	2,680	129,069
Olin Corp.	5,982	100,558
OM Group, Inc.	2,342	77,028
OMNOVA Solutions, Inc. *	3,910	21,661
PolyOne Corp.	6,883	201,947
Quaker Chemical Corp.	1,029	79,315
Rayonier Advanced Materials, Inc.	3,138	19,205
Rentech, Inc. *	2,000	11,200
Senomyx, Inc. *	3,810	16,993
Sensient Technologies Corp.	3,607	221,109

Stepan Co.	1,489	61,957
Trecora Resources *	1,798	22,331
Tredegar Corp.	2,145	28,057
Trinseo S.A. *	1,009	25,477
Tronox Ltd., Class A	4,908	21,448
Valhi, Inc.	1,474	2,786
		2,237,644

Commercial Services & Supplies - 2.0%
ABM Industries, Inc.	4,321	118,006
ACCO Brands Corp. *	8,482	59,968
ARC Document Solutions, Inc. *	3,218	19,147
Brady Corp., Class A	3,687	72,486
Brink's Co. (The)	3,753	101,368
Casella Waste Systems, Inc., Class A *	3,332	19,326
CECO Environmental Corp.	1,551	12,703
Civeo Corp.	8,414	12,453
Deluxe Corp.	3,853	214,766
Ennis, Inc.	2,271	39,425
Essendant, Inc.	2,957	95,895
G&K Services, Inc., Class A	1,543	102,795
Healthcare Services Group, Inc.	5,517	185,923
Heritage-Crystal Clean, Inc. *	692	7,107
Herman Miller, Inc.	4,604	132,779
HNI Corp.	3,433	147,276
InnerWorkings, Inc. *	3,823	23,894
Interface, Inc.	5,099	114,421
Kimball International, Inc., Class B	2,797	26,460
Knoll, Inc.	3,767	82,799
Matthews International Corp., Class A	2,671	130,799
McGrath RentCorp	2,018	53,860
Mobile Mini, Inc.	3,537	108,904
MSA Safety, Inc.	2,261	90,372
Multi-Color Corp.	1,079	82,533
NL Industries, Inc. *	532	1,591
Quad/Graphics, Inc.	2,476	29,960
SP Plus Corp. *	1,439	33,313
Steelcase, Inc., Class A	6,427	118,321
Team, Inc. *	1,759	56,499
Tetra Tech, Inc.	4,650	113,041
TRC Cos., Inc. *	1,320	15,616
UniFirst Corp.	1,147	122,511
US Ecology, Inc.	1,672	72,983

Viad Corp.	1,798	52,124
West Corp.	4,028	90,227
		2,761,651

Communications Equipment - 1.6%
ADTRAN, Inc.	4,115	60,079
Aerohive Networks, Inc. *	1,801	10,770
Alliance Fiber Optic Products, Inc.	992	16,953
Applied Optoelectronics, Inc. *	1,325	24,884
Bel Fuse, Inc., Class B	968	18,818
Black Box Corp.	1,186	17,482
CalAmp Corp. *	3,105	49,959
Calix, Inc. *	3,092	24,087
Ciena Corp. *	9,524	197,337
Clearfield, Inc. *	1,022	13,725
Comtech Telecommunications Corp.	1,254	25,845
Digi International, Inc. *	2,313	27,270
EMCORE Corp. *	1,917	13,036
Extreme Networks, Inc. *	8,019	26,944
Finisar Corp. *	8,019	89,251
Harmonic, Inc. *	7,780	45,124
Infinera Corp. *	10,004	195,678
InterDigital, Inc.	2,783	140,820
Ixia *	4,679	67,799
KVH Industries, Inc. *	1,491	14,910
NETGEAR, Inc. *	2,675	78,030
NetScout Systems, Inc. *	7,182	254,027
Novatel Wireless, Inc. *	2,908	6,427
Oclaro, Inc. *	8,388	19,292
Plantronics, Inc.	2,732	138,922
Polycom, Inc. *	10,423	109,233
Ruckus Wireless, Inc. *	5,810	69,023
ShoreTel, Inc. *	5,065	37,836
Sonus Networks, Inc. *	4,404	25,191
Ubiquiti Networks, Inc.	2,363	80,082
ViaSat, Inc. *	3,297	211,964
		2,110,798

Construction & Engineering - 0.7%
Aegion Corp. *	2,830	46,638
Ameresco, Inc., Class A *	1,452	8,538
Argan, Inc.	1,001	34,715
Comfort Systems USA, Inc.	2,879	78,482

Dycom Industries, Inc. *	2,630	190,307
EMCOR Group, Inc.	4,838	214,081
Furmanite Corp. *	3,036	18,459
Granite Construction, Inc.	3,036	90,078
Great Lakes Dredge & Dock Corp. *	5,123	25,820
HC2 Holdings, Inc. *	1,520	10,655
MasTec, Inc. *	5,152	81,556
MYR Group, Inc. *	1,740	45,588
Northwest Pipe Co. *	929	12,133
NV5 Holdings, Inc. *	395	7,331
Orion Marine Group, Inc. *	2,350	14,053
Primoris Services Corp.	2,993	53,605
Tutor Perini Corp. *	2,896	47,668
		979,707

Construction Materials - 0.2%
Headwaters, Inc. *	5,691	106,991
Summit Materials, Inc., Class A *	1,972	37,015
United States Lime & Minerals, Inc.	156	7,121
US Concrete, Inc. *	1,160	55,436
		206,563

Consumer Finance - 0.5%
Cash America International, Inc.	2,121	59,324
Encore Capital Group, Inc. *	2,162	79,994
Enova International, Inc. *	2,251	23,005
Ezcorp, Inc., Class A *	4,319	26,648
First Cash Financial Services, Inc. *	2,176	87,171
Green Dot Corp., Class A *	3,541	62,322
JG Wentworth Co., (The) Class A *	860	4,240
Nelnet, Inc., Class A	1,973	68,286
PRA Group, Inc. *	3,729	197,339
Regional Management Corp. *	935	14,492
World Acceptance Corp. *	581	15,594
		638,415

Containers & Packaging - 0.3%
AEP Industries, Inc. *	367	21,040
Berry Plastics Group, Inc. *	9,215	277,095
Greif, Inc., Class A	2,377	75,850
Myers Industries, Inc.	1,882	25,219
		399,204

Distributors - 0.3%
Core-Mark Holding Co., Inc.	1,782	116,632
Fenix Parts, Inc. *	1,065	7,114
Pool Corp.	3,359	242,856
VOXX International Corp. *	1,390	10,314
Weyco Group, Inc.	562	15,196
		392,112

Diversified Consumer Services - 1.1%
2U, Inc. *	1,849	66,379
American Public Education, Inc. *	1,323	31,024
Apollo Education Group, Inc. *	7,281	80,528
Ascent Capital Group, Inc., Class A *	1,027	28,119
Bridgepoint Education, Inc. *	1,306	9,952
Bright Horizons Family Solutions, Inc. *	2,885	185,332
Cambium Learning Group, Inc. *	1,013	4,832
Capella Education Co.	953	47,193
Career Education Corp. *	5,930	22,297
Carriage Services, Inc.	1,428	30,831
Chegg, Inc. *	6,601	47,593
Collectors Universe, Inc.	618	9,319
DeVry Education Group, Inc.	4,918	133,819
Grand Canyon Education, Inc. *	3,633	138,018
Houghton Mifflin Harcourt Co. *	10,565	214,575
K12, Inc. *	3,081	38,328
Liberty Tax, Inc.	395	9,200
LifeLock, Inc. *	7,212	63,177
Regis Corp. *	3,158	41,370
Sotheby's	4,801	153,536
Steiner Leisure Ltd. *	991	62,611
Strayer Education, Inc. *	932	51,232
Universal Technical Institute, Inc.	1,842	6,465
Weight Watchers International, Inc. *	2,481	15,829
		1,491,559

Diversified Financial Services - 0.3%
FNFV Group *	6,176	72,383
GAIN Capital Holdings, Inc.	2,074	15,099
MarketAxess Holdings, Inc.	2,880	267,495
Marlin Business Services Corp.	795	12,235
NewStar Financial, Inc. *	2,242	18,384
On Deck Capital, Inc. *	1,011	10,009
PICO Holdings, Inc. *	1,974	19,108

Resource America, Inc., Class A	1,082	7,195
Tiptree Financial, Inc., Class A	2,311	14,790
		436,698

Diversified Telecommunication Services - 0.7%
8x8, Inc. *	6,803	56,261
Atlantic Tele-Network, Inc.	816	60,327
Cincinnati Bell, Inc. *	17,650	55,068
Cogent Communications Holdings, Inc.	3,554	96,527
Consolidated Communications Holdings, Inc.	3,898	75,114
FairPoint Communications, Inc. *	1,772	27,306
General Communication, Inc., Class A *	2,713	46,826
Globalstar, Inc. *	36,744	57,688
Hawaiian Telcom Holdco, Inc. *	922	19,159
IDT Corp., Class B	1,313	18,776
inContact, Inc. *	5,364	40,284
Inteliquent, Inc.	2,529	56,473
Intelsat S.A. *	2,452	15,766
Iridium Communications, Inc. *	6,339	38,985
Lumos Networks Corp.	1,756	21,353
ORBCOMM, Inc. *	3,946	22,019
Pacific DataVision, Inc. *	1,002	29,960
Premiere Global Services, Inc. *	4,149	57,007
Straight Path Communications, Inc., Class B *	722	29,176
Vonage Holdings Corp. *	14,328	84,249
Winsdtream Holdings, Inc.	7,781	47,775
		956,099

Electric Utilities - 1.3%
ALLETE, Inc.	3,762	189,943
Cleco Corp.	4,668	248,524
El Paso Electric Co.	3,117	114,768
Empire District Electric Co. (The)	3,365	74,131
Genie Energy Ltd., Class B *	966	7,950
IDACORP, Inc.	3,885	251,398
MGE Energy, Inc.	2,675	110,183
Otter Tail Corp.	3,144	81,933
PNM Resources, Inc.	6,147	172,423
Portland General Electric Co.	6,946	256,794
Spark Energy, Inc., Class A	264	4,369
UIL Holdings Corp.	4,369	219,630

Unitil Corp.	1,238	45,658
		1,777,704

Electrical Equipment - 0.6%
Allied Motion Technologies, Inc.	482	8,565
AZZ, Inc.	1,988	96,796
Encore Wire Corp.	1,601	52,305
EnerSys	3,431	183,833
Enphase Energy, Inc. *	1,376	5,091
Franklin Electric Co., Inc.	3,676	100,098
FuelCell Energy, Inc. *	20,660	15,181
Generac Holdings, Inc. *	5,337	160,590
General Cable Corp.	3,773	44,899
LSI Industries, Inc.	1,507	12,719
Plug Power, Inc. *	14,972	27,399
Powell Industries, Inc.	811	24,411
Power Solutions International, Inc. *	402	9,129
PowerSecure International, Inc. *	1,635	18,835
Preformed Line Products Co.	222	8,247
Sunrun, Inc. *	1,400	14,518
Thermon Group Holdings, Inc. *	2,669	54,848
Vicor Corp. *	1,707	17,411
		854,875

Electronic Equipment & Instruments - 2.4%
Agilysys, Inc. *	1,316	14,634
Anixter International, Inc. *	2,202	127,232
AVX Corp.	3,566	46,679
Badger Meter, Inc.	1,117	64,853
Belden, Inc.	3,291	153,657
Benchmark Electronics, Inc. *	4,044	87,997
Checkpoint Systems, Inc.	3,461	25,092
Coherent, Inc. *	1,839	100,593
Control4 Corp. *	1,024	8,356
CTS Corp.	2,562	47,423
Daktronics, Inc.	2,960	25,663
DTS, Inc. *	1,575	42,053
Electro Rent Corp.	1,712	17,771
Fabrinet *	2,734	50,114
FARO Technologies, Inc. *	1,341	46,935
FEI Co.	3,207	234,239
GSI Group, Inc. *	2,626	33,429
II-VI, Inc. *	4,403	70,800

Insight Enterprises, Inc. *	2,991	77,317
InvenSense, Inc. *	6,369	59,168
Itron, Inc. *	2,967	94,677
Kimball Electronics, Inc. *	2,097	25,017
Knowles Corp. *	6,568	121,048
Littelfuse, Inc.	1,742	158,783
Mercury Systems, Inc. *	2,519	40,077
Mesa Laboratories, Inc.	233	25,956
Methode Electronics, Inc.	2,959	94,392
MTS Systems Corp.	1,150	69,127
Multi-Fineline Electronix, Inc. *	789	13,176
Newport Corp. *	3,209	44,124
OSI Systems, Inc. *	1,529	117,672
Park Electrochemical Corp.	1,804	31,732
PC Connection, Inc.	756	15,672
Plexus Corp. *	2,593	100,038
RealD, Inc. *	3,490	33,539
Rofin-Sinar Technologies, Inc. *	2,173	56,346
Rogers Corp. *	1,437	76,420
Sanmina Corp. *	6,377	136,277
ScanSource, Inc. *	2,349	83,296
SYNNEX Corp.	2,219	188,748
Tech Data Corp. *	2,828	193,718
TTM Technologies, Inc. *	5,067	31,567
Universal Display Corp. *	3,104	105,226
Vishay Intertechnology, Inc.	10,452	101,280
Vishay Precision Group, Inc. *	1,011	11,717
		3,303,630

Energy Equipment & Services - 0.9%
Atwood Oceanics, Inc.	4,989	73,887
Basic Energy Services, Inc. *	2,777	9,164
Bristow Group, Inc.	2,689	70,344
C&J Energy Services Ltd. *	4,013	14,126
CARBO Ceramics, Inc.	1,515	28,770
Dawson Geophysical Co. *	1,180	4,496
Era Group, Inc. *	1,735	25,973
Exterran Holdings, Inc.	5,249	94,482
Fairmount Santrol Holdings, Inc. *	4,937	13,330
Forum Energy Technologies, Inc. *	4,578	55,897
Geospace Technologies Corp. *	1,271	17,553
Gulfmark Offshore, Inc., Class A	2,302	14,065
Helix Energy Solutions Group, Inc. *	8,174	39,153

Hornbeck Offshore Services, Inc. *	2,469	33,406
Independence Contract Drilling, Inc. *	903	4,497
ION Geophysical Corp. *	11,881	4,634
Key Energy Services, Inc. *	11,770	5,532
Matrix Service Co. *	2,252	50,602
McDermott International, Inc. *	18,414	79,180
Natural Gas Services Group, Inc. *	1,066	20,574
Newpark Resources, Inc. *	6,491	33,234
Nordic American Offshore Ltd. *	1,600	9,600
North Atlantic Drilling Ltd. *	6,169	4,750
Oil States International, Inc. *	3,982	104,050
Parker Drilling Co. *	10,148	26,689
PHI, Inc. *	1,085	20,485
Pioneer Energy Services Corp. *	5,200	10,920
RigNet, Inc. *	1,109	28,280
SEACOR Holdings, Inc. *	1,408	84,212
Seventy Seven Energy, Inc. *	4,338	5,986
Tesco Corp.	3,109	22,198
TETRA Technologies, Inc. *	6,615	39,095
Tidewater, Inc.	3,629	47,685
Unit Corp. *	3,890	43,801
US Silica Holdings, Inc.	4,120	58,051
		1,198,701

Food & Staples Retailing - 0.9%
Andersons, Inc. (The)	2,192	74,659
Casey's General Stores, Inc.	2,998	308,554
Chefs' Warehouse, Inc. (The) *	1,456	20,617
Fairway Group Holdings Corp. *	1,354	1,422
Fresh Market, Inc. (The) *	3,326	75,134
Ingles Markets, Inc., Class A	1,087	51,991
Natural Grocers by Vitamin Cottage, Inc. *	875	19,854
PriceSmart, Inc.	1,502	116,165
Smart & Final Stores, Inc. *	1,874	29,441
SpartanNash Co.	2,903	75,043
SUPERVALU, Inc. *	20,203	145,057
United Natural Foods, Inc. *	3,864	187,443
Village Super Market, Inc., Class A	640	15,110
Weis Markets, Inc.	958	39,996
		1,160,486

Food Products - 1.6%
Alico, Inc.	267	10,838

Amplify Snack Brands, Inc. *	1,175	12,584
Arcadia Biosciences, Inc. *	634	1,934
B&G Foods, Inc.	4,473	163,041
Boulder Brands, Inc. *	4,219	34,554
Cal-Maine Foods, Inc.	2,417	131,992
Calavo Growers, Inc.	1,188	53,032
Darling Ingredients, Inc. *	12,751	143,321
Dean Foods Co.	7,282	120,299
Diamond Foods, Inc. *	2,033	62,738
Farmer Bros Co. *	538	14,661
Fresh Del Monte Produce, Inc.	2,572	101,620
Freshpet, Inc. *	1,604	16,842
Inventure Foods, Inc. *	1,177	10,452
J&J Snack Foods Corp.	1,149	130,595
John B Sanfilippo & Son, Inc.	716	36,702
Lancaster Colony Corp.	1,429	139,299
Landec Corp. *	2,282	26,631
Lifeway Foods, Inc. *	385	4,035
Limoneira Co.	753	12,598
Omega Protein Corp. *	1,591	26,999
Post Holdings, Inc. *	4,763	281,493
Sanderson Farms, Inc.	1,730	118,626
Seaboard Corp. *	20	61,580
Seneca Foods Corp., Class A *	794	20,922
Snyder's-Lance, Inc.	3,769	127,128
Tootsie Roll Industries, Inc.	1,438	44,995
TreeHouse Foods, Inc. *	3,309	257,407
		2,166,918

Gas Utilities - 1.1%
Chesapeake Utilities Corp.	1,240	65,819
Laclede Group, Inc. (The)	3,343	182,294
New Jersey Resources Corp.	6,605	198,348
Northwest Natural Gas Co.	2,109	96,677
ONE Gas, Inc.	4,059	183,994
Piedmont Natural Gas Co., Inc.	6,080	243,626
South Jersey Industries, Inc.	5,281	133,345
Southwest Gas Corp.	3,615	210,827
WGL Holdings, Inc.	3,838	221,337
		1,536,267

Health Care Equipment & Supplies - 3.5%
Abaxis, Inc.	1,739	76,499

ABIOMED, Inc. *	3,221	298,780
Accuray, Inc. *	6,420	32,068
Analogic Corp.	957	78,512
AngioDynamics, Inc. *	2,155	28,424
Anika Therapeutics, Inc. *	1,292	41,124
Antares Pharma, Inc. *	9,495	16,142
AtriCure, Inc. *	2,456	53,811
Atrion Corp.	110	41,246
Cantel Medical Corp.	2,651	150,312
Cardiovascular Systems, Inc. *	2,478	39,252
Cerus Corp. *	7,927	35,989
ConforMIS, Inc. *	800	14,448
CONMED Corp.	2,130	101,686
Corindus Vascular Robotics, Inc. *	1,737	5,367
CryoLife, Inc.	2,420	23,547
Cutera, Inc. *	1,118	14,623
Cyberonics, Inc. *	2,009	122,107
Cynosure, Inc., Class A *	1,710	51,368
EndoChoice Holdings, Inc. *	500	5,680
Endologix, Inc. *	5,203	63,789
Entellus Medical, Inc. *	465	8,379
Exactech, Inc. *	863	15,042
GenMark Diagnostics, Inc. *	3,729	29,347
Glaukos Corp. *	550	13,305
Globus Medical, Inc., Class A *	5,297	109,436
Greatbatch, Inc. *	1,969	111,091
Haemonetics Corp. *	3,989	128,924
Halyard Health, Inc. *	3,591	102,128
HeartWare International, Inc. *	1,332	69,677
ICU Medical, Inc. *	1,127	123,406
Inogen, Inc. *	1,214	58,940
Insulet Corp. *	4,380	113,486
Integra LifeSciences Holdings Corp. *	2,202	131,129
Invacare Corp.	2,498	36,146
InVivo Therapeutics Holdings Corp. *	2,050	17,671
Invuity, Inc. *	350	4,907
iRadimed Corp. *	219	5,335
K2M Group Holdings, Inc. *	1,359	25,277
Lantheus Holdings, Inc. *	950	4,085
LDR Holding Corp. *	1,792	61,878
LeMaitre Vascular, Inc.	917	11,178
Masimo Corp. *	3,375	130,140
Meridian Bioscience, Inc.	3,556	60,808
Merit Medical Systems, Inc. *	3,534	84,498

Natus Medical, Inc. *	2,544	100,361
Neogen Corp. *	2,859	128,626
Nevro Corp. *	1,170	54,276
NuVasive, Inc. *	3,732	179,957
NxStage Medical, Inc. *	5,151	81,231
OraSure Technologies, Inc. *	4,811	21,361
Orthofix International NV *	1,448	48,870
Oxford Immunotec Global plc *	1,165	15,728
Quidel Corp. *	2,221	41,932
Rockwell Medical, Inc. *	3,471	26,761
RTI Surgical, Inc. *	4,427	25,145
SeaSpine Holdings Corp. *	659	10,676
Second Sight Medical Products, Inc. *	912	5,408
Sientra, Inc. *	500	5,075
Spectranetics Corp. (The) *	3,271	38,565
STAAR Surgical Co. *	3,235	25,104
STERIS Corp.	4,609	299,447
SurModics, Inc. *	1,145	25,007
Tandem Diabetes Care, Inc. *	810	7,136
Thoratec Corp. *	4,183	264,617
TransEnterix, Inc. *	2,569	5,806
Unilife Corp. *	11,004	10,783
Utah Medical Products, Inc.	296	15,946
Vascular Solutions, Inc. *	1,424	46,152
Veracyte, Inc. *	444	2,082
West Pharmaceutical Services, Inc.	5,553	300,528
Wright Medical Group N.V. *	2,798	57,051
Wright Medical Group, Inc. *	3,967	83,386
Zeltiq Aesthetics, Inc. *	2,605	83,438
		4,761,442

Health Care Providers & Services - 2.7%
AAC Holdings, Inc. *	500	11,125
Aceto Corp.	2,247	61,680
Addus HomeCare Corp. *	471	14,672
Adeptus Health, Inc., Class A *	494	39,895
Air Methods Corp. *	3,030	103,293
Alliance HealthCare Services, Inc. *	430	4,197
Almost Family, Inc. *	554	22,188
Amedisys, Inc. *	2,178	82,699
AMN Healthcare Services, Inc. *	3,670	110,137
Amsurg Corp. *	3,725	289,470
BioScrip, Inc. *	6,131	11,465

BioTelemetry, Inc. *	2,365	28,948
Capital Senior Living Corp. *	2,506	50,245
Chemed Corp.	1,318	175,913
Civitas Solutions, Inc. *	1,020	23,378
CorVel Corp. *	664	21,447
Cross Country Healthcare, Inc. *	2,877	39,156
Diplomat Pharmacy, Inc. *	2,792	80,214
Ensign Group, Inc. (The)	1,989	84,791
ExamWorks Group, Inc. *	3,163	92,486
Five Star Quality Care, Inc. *	3,773	11,659
Genesis Healthcare, Inc. *	2,829	17,342
Hanger, Inc. *	2,724	37,155
HealthEquity, Inc. *	2,799	82,710
HealthSouth Corp.	7,194	276,034
Healthways, Inc. *	2,396	26,643
IPC Healthcare, Inc. *	1,420	110,320
Kindred Healthcare, Inc.	6,440	101,430
Landauer, Inc.	822	30,406
LHC Group, Inc. *	1,040	46,561
Magellan Health, Inc. *	2,109	116,902
Molina Healthcare, Inc. *	3,056	210,406
National HealthCare Corp.	778	47,372
National Research Corp., Class A	681	8,131
Nobilis Health Corp. *	2,467	12,878
Owens & Minor, Inc.	4,870	155,548
PharMerica Corp. *	2,345	66,762
Providence Service Corp. (The) *	915	39,876
RadNet, Inc. *	2,930	16,261
Select Medical Holdings Corp.	8,104	87,442
Surgical Care Affiliates, Inc. *	1,661	54,298
Team Health Holdings, Inc. *	5,558	300,299
Teladoc, Inc. *	750	16,717
Triple-S Management Corp., Class B *	2,042	36,368
Trupanion, Inc. *	737	5,564
Universal American Corp. *	3,383	23,140
US Physical Therapy, Inc.	1,051	47,179
WellCare Health Plans, Inc. *	3,399	292,926
		3,625,728

Health Care Technology - 0.5%
Castlight Health, Inc., Class B *	2,604	10,937
Computer Programs & Systems, Inc.	938	39,518
Connecture, Inc. *	580	2,645

Evolent Health, Inc., Class A *	1,050	16,758
HealthStream, Inc. *	1,758	38,342
HMS Holdings Corp. *	6,833	59,925
Imprivata, Inc. *	521	9,258
MedAssets, Inc. *	4,659	93,460
Medidata Solutions, Inc. *	4,266	179,641
Merge Healthcare, Inc. *	4,792	34,023
Omnicell, Inc. *	2,797	86,987
Press Ganey Holdings, Inc. *	790	23,376
Quality Systems, Inc.	3,856	48,123
Vocera Communications, Inc. *	1,818	20,743
		663,736

Hotels, Restaurants & Leisure - 3.4%
Belmond Ltd., Class A *	7,476	75,582
Biglari Holdings, Inc. *	130	47,546
BJ's Restaurants, Inc. *	1,658	71,344
Bloomin' Brands, Inc.	9,567	173,928
Bob Evans Farms, Inc.	1,825	79,114
Bojangles', Inc. *	640	10,816
Boyd Gaming Corp. *	6,158	100,375
Bravo Brio Restaurant Group, Inc. *	1,583	17,840
Buffalo Wild Wings, Inc. *	1,466	283,568
Caesars Acquisition Co., Class A *	4,096	29,082
Caesars Entertainment Corp. *	4,594	27,059
Carrols Restaurant Group, Inc. *	3,096	36,842
Cheesecake Factory, Inc. (The)	3,763	203,052
Churchill Downs, Inc.	1,038	138,895
Chuy's Holdings, Inc. *	1,271	36,096
ClubCorp Holdings, Inc.	3,390	72,749
Cracker Barrel Old Country Store, Inc.	1,480	217,974
Dave & Buster's Entertainment, Inc. *	1,758	66,505
Del Frisco's Restaurant Group, Inc. *	2,117	29,405
Denny's Corp. *	6,511	71,816
Diamond Resorts International, Inc. *	3,170	74,146
DineEquity, Inc.	1,309	119,983
El Pollo Loco Holdings, Inc. *	720	7,762
Eldorado Resorts, Inc. *	2,176	19,628
Empire Resorts, Inc. *	1,352	5,692
Fiesta Restaurant Group, Inc. *	2,070	93,916
Fogo De Chao, Inc. *	400	6,240
Habit Restaurants, Inc., (The) Class A *	887	18,991
International Speedway Corp., Class A	2,154	68,325

Interval Leisure Group, Inc.	3,020	55,447
Intrawest Resorts Holdings, Inc. *	1,551	13,432
Isle of Capri Casinos, Inc. *	1,930	33,659
J. Alexander's Holdings, Inc. *	1,067	10,635
Jack in the Box, Inc.	2,885	222,260
Jamba, Inc. *	1,460	20,805
Kona Grill, Inc. *	652	10,269
Krispy Kreme Doughnuts, Inc. *	5,005	73,223
La Quinta Holdings, Inc. *	7,226	114,026
Marcus Corp. (The)	1,417	27,405
Marriott Vacations Worldwide Corp.	1,995	135,939
Monarch Casino & Resort, Inc. *	917	16,479
Morgans Hotel Group Co. *	2,245	7,453
Noodles & Co. *	970	13,735
Papa John's International, Inc.	2,234	152,984
Papa Murphy's Holdings, Inc. *	523	7,678
Penn National Gaming, Inc. *	6,159	103,348
Pinnacle Entertainment, Inc. *	4,671	158,067
Planet Fitness, Inc., Class A *	1,220	20,911
Popeyes Louisiana Kitchen, Inc. *	1,787	100,715
Potbelly Corp. *	1,684	18,541
Red Robin Gourmet Burgers, Inc. *	1,090	82,557
Ruby Tuesday, Inc. *	5,637	35,006
Ruth's Hospitality Group, Inc.	3,111	50,523
Scientific Games Corp., Class A *	4,117	43,023
SeaWorld Entertainment, Inc.	5,276	93,966
Shake Shack, Inc., Class A *	505	23,937
Sonic Corp.	4,013	92,098
Speedway Motorsports, Inc.	1,049	18,935
Texas Roadhouse, Inc.	5,402	200,954
Vail Resorts, Inc.	2,805	293,627
Wingstop, Inc. *	525	12,590
Zoe's Kitchen, Inc. *	1,491	58,880
		4,527,378

Household Durables - 1.3%
Bassett Furniture Industries, Inc.	830	23,116
Beazer Homes USA, Inc. *	2,186	29,139
Cavco Industries, Inc. *	684	46,574
Century Communities, Inc. *	1,175	23,324
CSS Industries, Inc.	772	20,335
Ethan Allen Interiors, Inc.	2,160	57,046
Flexsteel Industries, Inc.	405	12,656

Green Brick Partners, Inc. *	1,109	12,010
Helen of Troy Ltd. *	2,199	196,371
Hooker Furniture Corp.	834	19,632
Hovnanian Enterprises, Inc., Class A *	9,758	17,272
Installed Building Products, Inc. *	1,536	38,830
iRobot Corp. *	2,473	72,063
KB Home	6,299	85,351
La-Z-Boy, Inc.	3,950	104,912
LGI Homes, Inc. *	1,281	34,830
Libbey, Inc.	1,811	59,057
Lifetime Brands, Inc.	858	11,995
M/I Homes, Inc. *	2,148	50,650
MDC Holdings, Inc.	3,015	78,933
Meritage Homes Corp. *	3,060	111,751
NACCO Industries, Inc., Class A	427	20,304
New Home Co., Inc. (The) *	775	10,036
Ryland Group, Inc. (The)	3,611	147,437
Skullcandy, Inc. *	1,457	8,057
Standard Pacific Corp. *	11,290	90,320
Taylor Morrison Home Corp., Class A *	2,509	46,818
TRI Pointe Group, Inc. *	12,890	168,730
Universal Electronics, Inc. *	1,224	51,445
WCI Communities, Inc. *	1,051	23,784
William Lyon Homes, Class A *	1,572	32,383
ZAGG, Inc. *	2,279	15,474
		1,720,635

Household Products - 0.2%
Central Garden & Pet Co., Class A *	3,442	55,451
HRG Group, Inc. *	6,069	71,189
Oil-Dri Corp. of America	406	9,297
Orchids Paper Products Co.	518	13,520
WD-40 Co.	1,124	100,115
		249,572

Independent Power and Renewable Electricity Producers - 0.5%
Abengoa Yield plc	3,786	62,658
Atlantic Power Corp.	10,236	19,039
Dynegy, Inc. *	9,890	204,426
NRG Yield, Inc.:
Class A	2,663	29,693
Class C	4,869	56,529
Ormat Technologies, Inc.	2,907	98,925

Pattern Energy Group, Inc.	4,371	83,443
Talen Energy Corp. *	6,440	65,044
TerraForm Global, Inc., Class A *	3,400	22,644
Vivint Solar, Inc. *	1,800	18,864
		661,265

Industrial Conglomerates - 0.0%
Raven Industries, Inc.	2,917	49,443

Insurance - 2.5%
Ambac Financial Group, Inc. *	3,473	50,254
American Equity Investment Life Holding Co.	6,347	147,949
AMERISAFE, Inc.	1,465	72,854
Argo Group International Holdings Ltd.	2,156	122,008
Atlas Financial Holdings, Inc. *	1,031	19,074
Baldwin & Lyons, Inc., Class B	853	18,510
Citizens, Inc. *	3,380	25,080
CNO Financial Group, Inc.	15,199	285,893
Crawford & Co., Class B	2,478	13,902
Donegal Group, Inc., Class A	916	12,879
eHealth, Inc. *	1,593	20,406
EMC Insurance Group, Inc.	745	17,291
Employers Holdings, Inc.	2,669	59,492
Enstar Group Ltd. *	701	105,150
FBL Financial Group, Inc., Class A	766	47,124
Federated National Holding Co.	1,014	24,356
Fidelity & Guaranty Life	987	24,221
First American Financial Corp.	8,365	326,821
Global Indemnity plc *	810	21,198
Greenlight Capital Re Ltd., Class A *	2,232	49,729
Hallmark Financial Services, Inc. *	1,205	13,845
HCI Group, Inc.	801	31,055
Heritage Insurance Holdings, Inc. *	1,906	37,605
Horace Mann Educators Corp.	3,175	105,474
Independence Holding Co.	665	8,618
Infinity Property & Casualty Corp.	885	71,278
James River Group Holdings Ltd.	967	26,003
Kansas City Life Insurance Co.	365	17,151
Kemper Corp.	3,357	118,737
Maiden Holdings Ltd.	4,341	60,253
MBIA, Inc. *	12,047	73,246
National General Holdings Corp.	2,752	53,086
National Interstate Corp.	681	18,169

National Western Life Insurance Co., Class A	193	42,981
Navigators Group, Inc. (The) *	819	63,866
OneBeacon Insurance Group Ltd., Class A	1,823	25,595
Patriot National, Inc. *	731	11,572
Primerica, Inc.	3,963	178,612
RLI Corp.	3,333	178,415
Safety Insurance Group, Inc.	1,103	59,727
Selective Insurance Group, Inc.	4,395	136,509
State Auto Financial Corp.	1,338	30,520
State National Cos., Inc.	2,290	21,412
Stewart Information Services Corp.	1,793	73,352
Symetra Financial Corp.	5,796	183,385
Third Point Reinsurance Ltd. *	6,514	87,613
United Fire Group, Inc.	1,562	54,748
United Insurance Holdings Corp.	1,490	19,594
Universal Insurance Holdings, Inc.	2,530	74,736
		3,341,348

Internet & Catalog Retail - 0.7%
1-800-Flowers.com, Inc., Class A *	2,081	18,937
Blue Nile, Inc. *	1,104	37,028
Etsy, Inc. *	1,543	21,124
EVINE Live, Inc. *	3,387	8,874
FTD Cos., Inc. *	1,526	45,475
HSN, Inc.	2,509	143,615
Lands' End, Inc. *	1,477	39,894
Liberty TripAdvisor Holdings, Inc., Class A *	5,772	127,965
Nutrisystem, Inc.	2,351	62,348
Overstock.com, Inc. *	951	16,319
PetMed Express, Inc.	1,778	28,626
Shutterfly, Inc. *	2,901	103,711
Travelport Worldwide Ltd.	8,146	107,690
Wayfair, Inc., Class A *	1,548	54,273
zulily, Inc., Class A *	5,064	88,114
		903,993

Internet Software & Services - 2.5%
Actua Corp. *	3,133	36,844
Alarm.com Holdings, Inc. *	650	7,579
Amber Road, Inc. *	800	3,376
Angie's List, Inc. *	4,167	21,002
Apigee Corp. *	399	4,209
Appfolio, Inc., Class A *	450	7,582

Bankrate, Inc. *	5,150	53,302
Bazaarvoice, Inc. *	4,145	18,694
Benefitfocus, Inc. *	608	19,000
Blucora, Inc. *	3,157	43,472
Box, Inc., Class A *	1,099	13,825
Brightcove, Inc. *	2,425	11,931
Carbonite, Inc. *	1,044	11,620
Care.com, Inc. *	566	2,909
ChannelAdvisor Corp. *	1,855	18,439
Cimpress NV *	2,532	192,710
comScore, Inc. *	2,656	122,574
Constant Contact, Inc. *	2,482	60,164
Cornerstone OnDemand, Inc. *	4,163	137,379
Coupons.com, Inc. *	4,711	42,399
Cvent, Inc. *	1,607	54,092
Dealertrack Technologies, Inc. *	4,229	267,104
Demandware, Inc. *	2,577	133,179
DHI Group, Inc. *	3,501	25,592
EarthLink Holdings Corp.	7,956	61,898
Endurance International Group Holdings, Inc. *	4,524	60,441
Envestnet, Inc. *	2,724	81,638
Everyday Health, Inc. *	1,666	15,227
Five9, Inc. *	1,093	4,044
Gogo, Inc. *	4,336	66,254
GrubHub, Inc. *	5,802	141,221
GTT Communications, Inc. *	1,887	43,892
Hortonworks, Inc. *	632	13,834
Internap Corp. *	4,533	27,787
Intralinks Holdings, Inc. *	3,311	27,448
j2 Global, Inc.	3,720	263,562
Limelight Networks, Inc. *	4,616	8,817
Liquidity Services, Inc. *	2,122	15,682
LivePerson, Inc. *	4,955	37,460
LogMeIn, Inc. *	1,900	129,504
Marchex, Inc., Class B	2,943	11,860
Marin Software, Inc. *	2,360	7,387
Marketo, Inc. *	2,685	76,308
MaxPoint Interactive, Inc. *	534	2,179
Millennial Media, Inc. *	6,754	11,819
MINDBODY, Inc., Class A *	550	8,596
Monster Worldwide, Inc. *	7,023	45,088
New Relic, Inc. *	505	19,246
NIC, Inc.	5,058	89,577
OPOWER, Inc. *	2,018	17,980

Q2 Holdings, Inc. *	1,503	37,154
QuinStreet, Inc. *	2,943	16,334
RealNetworks, Inc. *	1,733	7,088
Reis, Inc.	719	16,285
RetailMeNot, Inc. *	2,759	22,734
Rocket Fuel, Inc. *	1,645	7,682
SciQuest, Inc. *	2,242	22,420
Shutterstock, Inc. *	1,515	45,814
SPS Commerce, Inc. *	1,276	86,628
Stamps.com, Inc. *	1,100	81,411
TechTarget, Inc. *	1,109	9,449
Textura Corp. *	1,671	43,179
Travelzoo, Inc. *	642	5,309
TrueCar, Inc. *	3,777	19,678
United Online, Inc. *	1,133	11,330
Web.com Group, Inc. *	3,382	71,293
WebMD Health Corp. *	2,916	116,173
Wix.com Ltd. *	1,243	21,653
Xactly Corp. *	600	4,680
XO Group, Inc. *	2,474	34,958
Xoom Corp. *	2,770	68,918
		3,347,896

IT Services - 2.3%
6D Global Technologies, Inc. *(b)	1,527	15
Acxiom Corp. *	6,033	119,212
Blackhawk Network Holdings, Inc. *	4,190	177,614
CACI International, Inc., Class A *	1,866	138,028
Cardtronics, Inc. *	3,463	113,240
Cass Information Systems, Inc.	943	46,330
Ciber, Inc. *	6,559	20,858
Convergys Corp.	7,627	176,260
CSG Systems International, Inc.	2,527	77,832
Datalink Corp. *	1,373	8,197
EPAM Systems, Inc. *	3,774	281,239
Euronet Worldwide, Inc. *	4,004	296,656
Everi Holdings, Inc. *	5,479	28,107
EVERTEC, Inc.	5,077	91,741
ExlService Holdings, Inc. *	2,570	94,910
Forrester Research, Inc.	776	24,397
Hackett Group, Inc. (The)	1,931	26,551
Heartland Payment Systems, Inc.	2,824	177,940
Lionbridge Technologies, Inc. *	5,129	25,337

Luxoft Holding, Inc. *	1,416	89,619
ManTech International Corp., Class A	1,948	50,064
MAXIMUS, Inc.	5,085	302,863
ModusLink Global Solutions, Inc. *	3,259	9,321
MoneyGram International, Inc. *	2,614	20,964
NeuStar, Inc., Class A *	4,273	116,268
Perficient, Inc. *	2,876	44,377
PFSweb, Inc. *	930	13,225
Science Applications International Corp.	3,506	140,976
ServiceSource International, Inc. *	5,266	21,064
Sykes Enterprises, Inc. *	3,008	76,704
Syntel, Inc. *	2,422	109,741
TeleTech Holdings, Inc.	1,255	33,621
Unisys Corp. *	3,852	45,839
Virtusa Corp. *	2,330	119,552
		3,118,662

Leisure Products - 0.3%
Arctic Cat, Inc.	1,125	24,952
Black Diamond, Inc. *	1,890	11,869
Callaway Golf Co.	6,676	55,745
Escalade, Inc.	888	14,030
JAKKS Pacific, Inc. *	1,960	16,699
Johnson Outdoors, Inc., Class A	405	8,546
Malibu Boats, Inc., Class A *	1,378	19,264
Marine Products Corp.	813	5,642
MCBC Holdings, Inc. *	550	7,128
Nautilus, Inc. *	2,675	40,125
Performance Sports Group Ltd. *	3,499	46,957
Smith & Wesson Holding Corp. *	4,149	69,994
Sturm Ruger & Co., Inc.	1,443	84,690
		405,641

Life Sciences - Tools & Services - 0.5%
Accelerate Diagnostics, Inc. *	1,660	26,859
Affymetrix, Inc. *	6,207	53,008
Albany Molecular Research, Inc. *	2,006	34,944
Cambrex Corp. *	2,416	95,867
Fluidigm Corp. *	2,221	18,012
Harvard Bioscience, Inc. *	2,582	9,760
INC Research Holdings, Inc., Class A *	1,001	40,040
Luminex Corp. *	3,221	54,467
NanoString Technologies, Inc. *	900	14,400

NeoGenomics, Inc. *	4,132	23,676
Pacific Biosciences of California, Inc. *	5,069	18,553
PAREXEL International Corp. *	4,258	263,655
PRA Health Sciences, Inc. *	1,700	66,011
Sequenom, Inc. *	10,313	18,048
		737,300

Machinery - 2.4%
Accuride Corp. *	4,261	11,803
Actuant Corp., Class A	4,596	84,520
Alamo Group, Inc.	670	31,322
Albany International Corp., Class A	2,184	62,484
Altra Industrial Motion Corp.	2,038	47,119
American Railcar Industries, Inc.	842	30,447
Astec Industries, Inc.	1,463	49,025
Barnes Group, Inc.	4,228	152,419
Blount International, Inc. *	4,185	23,310
Blue Bird Corp. *	396	3,944
Briggs & Stratton Corp.	3,442	66,465
Chart Industries, Inc. *	2,357	45,278
CIRCOR International, Inc.	1,323	53,079
CLARCOR, Inc.	3,871	184,569
Columbus McKinnon Corp.	1,673	30,382
Commercial Vehicle Group, Inc. *	2,272	9,156
Douglas Dynamics, Inc.	1,993	39,581
EnPro Industries, Inc.	1,761	68,978
ESCO Technologies, Inc.	2,013	72,267
ExOne Co. (The) *	889	5,965
Federal Signal Corp.	4,825	66,151
FreightCar America, Inc.	1,042	17,881
Gerber Scientific, Inc. *(b)	2,334	—
Global Brass & Copper Holdings, Inc.	1,912	39,215
Gorman-Rupp Co. (The)	1,593	38,184
Graham Corp.	863	15,232
Greenbrier Cos., Inc. (The)	2,037	65,408
Harsco Corp.	6,181	56,062
Hillenbrand, Inc.	4,856	126,305
Hurco Cos., Inc.	529	13,881
Hyster-Yale Materials Handling, Inc.	732	42,332
John Bean Technologies Corp.	2,255	86,254
Kadant, Inc.	966	37,684
LB Foster Co., Class A	815	10,008
Lindsay Corp.	911	61,757

Lydall, Inc. *	1,313	37,407
Meritor, Inc. *	7,535	80,097
Milacron Holdings Corp. *	1,150	20,182
Miller Industries, Inc.	1,050	20,517
Mueller Industries, Inc.	4,397	130,063
Mueller Water Products, Inc., Class A	12,416	95,107
Navistar International Corp. *	3,937	50,079
NN, Inc.	2,081	38,498
Omega Flex, Inc.	248	8,283
Proto Labs, Inc. *	1,797	120,399
RBC Bearings, Inc. *	1,805	107,813
Rexnord Corp. *	7,858	133,429
Standex International Corp.	986	74,295
Sun Hydraulics Corp.	1,860	51,094
Tennant Co.	1,420	79,776
Titan International, Inc.	3,947	26,090
TriMas Corp. *	3,495	57,143
Twin Disc, Inc.	694	8,612
Wabash National Corp. *	5,241	55,502
Watts Water Technologies, Inc., Class A	2,174	114,831
Woodward, Inc.	5,041	205,169
Xerium Technologies, Inc. *	941	12,214
		3,275,067

Marine - 0.2%
Eagle Bulk Shipping, Inc. *	1,715	10,170
Golden Ocean Group Ltd.	6,107	15,023
Matson, Inc.	3,354	129,095
Navios Maritime Holdings, Inc.	7,110	17,704
Safe Bulkers, Inc.	3,487	9,624
Scorpio Bulkers, Inc. *	23,398	34,161
Ultrapetrol Bahamas Ltd. *	1,843	756
		216,533

Media - 1.5%
AMC Entertainment Holdings, Inc., Class A	1,817	45,770
Carmike Cinemas, Inc. *	1,988	39,939
Central European Media Enterprises Ltd., Class A *	6,603	14,262
Crown Media Holdings, Inc., Class A *	3,539	18,934
Cumulus Media, Inc., Class A *	12,148	8,550
Daily Journal Corp. *	88	16,386
DreamWorks Animation SKG, Inc., Class A *	5,861	102,274
Entercom Communications Corp., Class A *	2,183	22,179

Entravision Communications Corp., Class A	4,508	29,933
Eros International plc *	2,183	59,356
EW Scripps Co., (The) Class A	4,564	80,646
Global Eagle Entertainment, Inc. *	3,417	39,227
Gray Television, Inc. *	4,872	62,167
Harte-Hanks, Inc.	4,010	14,155
Hemisphere Media Group, Inc. *	742	10,091
IMAX Corp. *	4,661	157,495
Journal Media Group, Inc.	1,479	11,092
Loral Space & Communications, Inc. *	1,011	47,598
Martha Stewart Living Omnimedia, Inc., Class A *	2,756	16,426
MDC Partners, Inc., Class A	3,353	61,796
Media General, Inc. *	7,023	98,252
Meredith Corp.	2,836	120,757
National CineMedia, Inc.	5,048	67,744
New Media Investment Group, Inc.	3,448	53,306
New York Times Co., (The) Class A	10,612	125,328
Nexstar Broadcasting Group, Inc., Class A	2,415	114,350
Reading International, Inc., Class A *	1,506	19,081
Rentrak Corp. *	979	52,935
Saga Communications, Inc., Class A	394	13,242
Scholastic Corp.	2,058	80,180
SFX Entertainment, Inc. *	3,959	2,019
Sinclair Broadcast Group, Inc., Class A	5,114	129,486
Sizmek, Inc. *	2,184	13,082
Time, Inc.	8,452	161,011
Townsquare Media, Inc., Class A *	783	7,650
Tribune Publishing Co.	2,030	15,915
World Wrestling Entertainment, Inc., Class A	2,503	42,301
		1,974,915

Metals & Mining - 0.7%
AK Steel Holding Corp. *	13,722	33,070
Carpenter Technology Corp.	3,890	115,805
Century Aluminum Co. *	3,803	17,494
Cliffs Natural Resources, Inc.	11,829	28,863
Coeur Mining, Inc. *	10,492	29,587
Commercial Metals Co.	8,931	121,015
Globe Specialty Metals, Inc.	5,015	60,832
Handy & Harman Ltd. *	202	4,844
Haynes International, Inc.	1,062	40,186
Hecla Mining Co.	28,581	56,305
Horsehead Holding Corp. *	4,443	13,507

Kaiser Aluminum Corp.	1,324	106,251
Materion Corp.	1,555	46,681
Olympic Steel, Inc.	846	8,418
Real Industry, Inc. *	1,889	16,661
Ryerson Holding Corp. *	965	5,066
Schnitzer Steel Industries, Inc., Class A	2,273	30,776
Stillwater Mining Co. *	9,314	96,214
SunCoke Energy, Inc.	5,034	39,164
TimkenSteel Corp.	3,081	31,180
Worthington Industries, Inc.	3,705	98,108
		1,000,027

Multi-Utilities - 0.4%
Avista Corp.	4,806	159,799
Black Hills Corp.	3,459	142,995
NorthWestern Corp.	3,630	195,403
		498,197

Multiline Retail - 0.4%
Big Lots, Inc.	4,162	199,443
Burlington Stores, Inc. *	5,819	297,002
Fred's, Inc., Class A	3,167	37,529
Ollie's Bargain Outlet Holdings, Inc. *	800	12,936
Tuesday Morning Corp. *	3,766	20,374
		567,284

Oil, Gas & Consumable Fuels - 1.9%
Abraxas Petroleum Corp. *	7,685	9,837
Adams Resources & Energy, Inc.	189	7,749
Alon USA Energy, Inc.	2,410	43,549
Approach Resources, Inc. *	3,528	6,597
Ardmore Shipping Corp.	1,617	19,533
Bill Barrett Corp. *	4,332	14,296
Bonanza Creek Energy, Inc. *	3,836	15,613
Callon Petroleum Co. *	4,852	35,371
Carrizo Oil & Gas, Inc. *	3,971	121,274
Clayton Williams Energy, Inc. *	515	19,987
Clean Energy Fuels Corp. *	5,949	26,770
Cloud Peak Energy, Inc. *	5,496	14,454
Contango Oil & Gas Co. *	1,560	11,856
Delek US Holdings, Inc.	4,427	122,628
DHT Holdings, Inc.	7,166	53,172
Dorian LPG Ltd. *	1,932	19,919

Earthstone Energy, Inc. *	101	1,535
Eclipse Resources Corp. *	2,658	5,183
Energy Fuels, Inc. *	3,400	9,894
Energy XXI Ltd.	8,400	8,820
Erin Energy Corp. *	1,082	4,241
Evolution Petroleum Corp.	1,370	7,604
EXCO Resources, Inc.	14,704	11,028
Frontline Ltd. *	8,340	22,435
GasLog Ltd.	3,212	30,899
Gastar Exploration, Inc. *	6,157	7,081
Gener8 Maritime, Inc. *	1,300	14,235
Green Plains, Inc.	2,929	56,998
Halcon Resources Corp. *	23,366	12,384
Hallador Energy Co.	353	2,453
Isramco, Inc. *	85	8,444
Jones Energy, Inc., Class A *	2,235	10,706
Magnum Hunter Resources Corp.:
Common*	16,925	5,755
Warrants (strike price $8.50/share, expires 04/15/2016)*(b)	1,482	—
Matador Resources Co. *	5,646	117,098
Navios Maritime Acquisition Corp.	7,368	25,935
Nordic American Tankers Ltd.	6,883	104,622
Northern Oil and Gas, Inc. *	5,718	25,274
Oasis Petroleum, Inc. *	10,743	93,249
Pacific Ethanol, Inc. *	1,816	11,786
Panhandle Oil and Gas, Inc., Class A	1,238	20,006
Par Petroleum Corp. *	1,236	25,746
Parsley Energy, Inc., Class A *	6,441	97,066
PDC Energy, Inc. *	3,091	163,854
Peabody Energy Corp.	21,437	29,583
Penn Virginia Corp. *	5,878	3,115
Renewable Energy Group, Inc. *	3,095	25,627
REX American Resources Corp. *	552	27,942
Rex Energy Corp. *	4,308	8,918
Ring Energy, Inc. *	1,669	16,473
RSP Permian, Inc. *	4,623	93,616
Sanchez Energy Corp. *	4,490	27,613
SandRidge Energy, Inc. *	33,414	9,022
Scorpio Tankers, Inc.	13,801	126,555
SemGroup Corp., Class A	3,388	146,497
Ship Finance International Ltd.	4,576	74,360
Solazyme, Inc. *	6,808	17,701
Stone Energy Corp. *	4,921	24,408
Synergy Resources Corp. *	8,031	78,704

Teekay Tankers Ltd., Class A	7,096	48,962
TransAtlantic Petroleum Ltd. *	2,028	5,151
Triangle Petroleum Corp. *	3,599	5,111
Ultra Petroleum Corp. *	11,823	75,549
Uranium Energy Corp. *	7,100	7,100
W&T Offshore, Inc.	3,057	9,171
Western Refining, Inc.	5,490	242,219
Westmoreland Coal Co. *	1,194	16,823
		2,567,156

Paper & Forest Products - 0.5%
Boise Cascade Co. *	3,051	76,946
Clearwater Paper Corp. *	1,471	69,490
Deltic Timber Corp.	942	56,341
KapStone Paper and Packaging Corp.	6,572	108,504
Louisiana-Pacific Corp. *	10,994	156,555
Neenah Paper, Inc.	1,291	75,239
PH Glatfelter Co.	3,337	57,463
Schweitzer-Mauduit International, Inc.	2,352	80,862
Wausau Paper Corp.	3,164	20,250
		701,650

Personal Products - 0.2%
Elizabeth Arden, Inc. *	2,269	26,525
Inter Parfums, Inc.	1,484	36,818
Medifast, Inc. *	838	22,509
Natural Health Trends Corp.	608	19,870
Nature's Sunshine Products, Inc.	1,018	12,196
Nutraceutical International Corp. *	861	20,328
Revlon, Inc., Class A *	936	27,565
Synutra International, Inc. *	1,867	8,868
USANA Health Sciences, Inc. *	481	64,468
		239,147

Pharmaceuticals - 1.7%
Aerie Pharmaceuticals, Inc. *	1,583	28,082
Agile Therapeutics, Inc. *	803	5,412
Alimera Sciences, Inc. *	1,462	3,231
Amphastar Pharmaceuticals, Inc. *	2,452	28,664
ANI Pharmaceuticals, Inc. *	616	24,338
Aratana Therapeutics, Inc. *	2,189	18,519
Assembly Biosciences, Inc. *	1,107	10,583
BioDelivery Sciences International, Inc. *	3,714	20,650

Carbylan Therapeutics, Inc. *	957	3,417
Catalent, Inc. *	6,454	156,832
Cempra, Inc. *	2,640	73,498
Collegium Pharmaceutical, Inc. *	515	11,387
Corcept Therapeutics, Inc. *	3,942	14,822
Corium International, Inc. *	671	6,274
Depomed, Inc. *	4,628	87,238
Dermira, Inc. *	1,061	24,764
Durect Corp. *	8,677	16,920
Endocyte, Inc. *	2,665	12,206
Flex Pharma, Inc. *	474	5,693
Foamix Pharmaceuticals Ltd. *	1,746	12,798
Forest Laboratories, Inc. *(b)	1,024	—
Heska Corp. *	439	13,381
IGI Laboratories, Inc. *	2,576	16,847
Impax Laboratories, Inc. *	5,534	194,852
Intersect ENT, Inc. *	1,082	25,319
Intra-Cellular Therapies, Inc. *	1,532	61,341
Lannett Co., Inc. *	2,047	84,991
Medicines Co. (The) *	5,111	194,014
Nektar Therapeutics *	10,150	111,244
Neos Therapeutics, Inc. *	450	9,455
Ocular Therapeutix, Inc. *	1,006	14,144
Omeros Corp. *	3,039	33,307
Omthera Pharmaceutical, Inc. *(b)	508	305
Pacira Pharmaceuticals, Inc. *	2,812	115,573
Paratek Pharmaceuticals, Inc.	941	17,879
Pernix Therapeutics Holdings, Inc. *	2,981	9,420
Phibro Animal Health Corp., Class A	1,313	41,530
POZEN, Inc. *	2,758	16,093
Prestige Brands Holdings, Inc. *	4,036	182,266
Relypsa, Inc. *	2,516	46,571
Revance Therapeutics, Inc. *	1,207	35,920
Sagent Pharmaceuticals, Inc. *	1,961	30,062
SciClone Pharmaceuticals, Inc. *	3,828	26,566
Sucampo Pharmaceuticals, Inc., Class A *	1,939	38,528
Supernus Pharmaceuticals, Inc. *	2,624	36,815
Tetraphase Pharmaceuticals, Inc. *	2,696	20,112
TherapeuticsMD, Inc. *	10,413	61,020
Theravance Biopharma, Inc. *	2,108	23,167
Theravance, Inc.	6,571	47,180
VIVUS, Inc. *	8,977	14,722
XenoPort, Inc. *	5,108	17,725
Zogenix, Inc. *	1,914	25,839

ZS Pharma, Inc. *	1,402	92,055
Zynerba Pharmaceuticals, Inc. *	300	4,293
		2,227,864

Professional Services - 1.3%
Acacia Research Corp.	4,242	38,517
Advisory Board Co. (The) *	3,275	149,144
Barrett Business Services, Inc.	606	26,016
CBIZ, Inc. *	3,612	35,470
CDI Corp.	1,164	9,952
CEB, Inc.	2,582	176,454
CRA International, Inc. *	707	15,257
Exponent, Inc.	2,005	89,343
Franklin Covey Co. *	1,007	16,172
FTI Consulting, Inc. *	3,210	133,247
GP Strategies Corp. *	1,007	22,980
Heidrick & Struggles International, Inc.	1,525	29,661
Hill International, Inc. *	2,159	7,082
Huron Consulting Group, Inc. *	1,787	111,741
ICF International, Inc. *	1,507	45,798
Insperity, Inc.	1,495	65,675
Kelly Services, Inc., Class A	2,314	32,720
Kforce, Inc.	1,903	50,011
Korn/Ferry International	3,891	128,675
Mistras Group, Inc. *	1,338	17,193
Navigant Consulting, Inc. *	3,723	59,233
On Assignment, Inc. *	3,992	147,305
Pendrell Corp. *	12,424	8,945
Resources Connection, Inc.	2,900	43,703
RPX Corp. *	4,188	57,459
TriNet Group, Inc. *	3,176	53,357
TrueBlue, Inc. *	3,417	76,780
Volt Information Sciences, Inc. *	744	6,770
VSE Corp.	430	17,230
WageWorks, Inc. *	2,758	124,331
		1,796,221

Real Estate Investment Trusts - 8.7%
Acadia Realty Trust	5,308	159,612
AG Mortgage Investment Trust, Inc.	2,395	36,452
Agree Realty Corp.	1,546	46,148
Alexander's, Inc.	162	60,588
Altisource Residential Corp.	4,415	61,457

American Assets Trust, Inc.	2,868	117,186
American Capital Mortgage Investment Corp.	3,949	58,208
American Residential Properties, Inc.	2,485	42,916
Anworth Mortgage Asset Corp.	8,089	39,960
Apollo Commercial Real Estate Finance, Inc.	4,509	70,836
Apollo Residential Mortgage, Inc.	2,739	34,676
Ares Commercial Real Estate Corp.	2,562	30,718
Armada Hoffler Properties, Inc.	1,639	16,013
ARMOUR Residential REIT, Inc.	3,399	68,116
Ashford Hospitality Prime, Inc.	2,530	35,496
Ashford Hospitality Trust, Inc.	6,276	38,284
Bluerock Residential Growth REIT, Inc.	1,454	17,419
Campus Crest Communities, Inc.	5,690	30,271
Capstead Mortgage Corp.	7,394	73,127
CareTrust REIT, Inc.	3,804	43,175
CatchMark Timber Trust, Inc., Class A	3,052	31,375
Cedar Realty Trust, Inc.	7,099	44,085
Chambers Street Properties	18,280	118,637
Chatham Lodging Trust	2,956	63,495
Chesapeake Lodging Trust	4,604	119,980
Colony Capital, Inc., Class A	8,620	168,607
CorEnergy Infrastructure Trust, Inc.	4,105	18,144
CoreSite Realty Corp.	1,850	95,164
Cousins Properties, Inc.	16,716	154,122
CubeSmart	12,838	349,322
CyrusOne, Inc.	5,086	166,109
CYS Investments, Inc.	12,204	88,601
DCT Industrial Trust, Inc.	6,857	230,807
DiamondRock Hospitality Co.	15,490	171,165
DuPont Fabros Technology, Inc.	4,873	126,113
Dynex Capital, Inc.	4,570	29,979
Easterly Government Properties, Inc.	1,213	19,347
EastGroup Properties, Inc.	2,493	135,071
Education Realty Trust, Inc.	3,732	122,969
EPR Properties	4,413	227,578
Equity One, Inc.	5,797	141,099
FelCor Lodging Trust, Inc.	11,057	78,173
First Industrial Realty Trust, Inc.	8,545	179,018
First Potomac Realty Trust	5,123	56,353
Franklin Street Properties Corp.	6,941	74,616
GEO Group, Inc. (The)	5,761	171,332
Getty Realty Corp.	2,309	36,482
Gladstone Commercial Corp.	1,672	23,592
Government Properties Income Trust	5,430	86,880

Gramercy Property Trust, Inc.	4,421	91,824
Great Ajax Corp.	338	4,181
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,851	49,094
Hatteras Financial Corp.	7,470	113,171
Healthcare Realty Trust, Inc.	7,748	192,538
Hersha Hospitality Trust	3,788	85,836
Highwoods Properties, Inc.	7,258	281,247
Hudson Pacific Properties, Inc.	5,745	165,399
Independence Realty Trust, Inc.	2,573	18,551
InfraREIT, Inc. *	1,690	40,019
Inland Real Estate Corp.	7,356	59,584
Invesco Mortgage Capital, Inc.	9,503	116,317
Investors Real Estate Trust	9,894	76,580
iStar, Inc. *	6,600	83,028
Kite Realty Group Trust	6,450	153,575
Ladder Capital Corp.	3,069	43,948
LaSalle Hotel Properties	8,718	247,504
Lexington Realty Trust	15,856	128,434
LTC Properties, Inc.	2,743	117,044
Mack-Cali Realty Corp.	6,878	129,857
Medical Properties Trust, Inc.	18,323	202,652
Monmouth Real Estate Investment Corp.	5,012	48,867
Monogram Residential Trust, Inc.	12,851	119,643
National Health Investors, Inc.	2,899	166,664
National Storage Affiliates Trust	1,767	23,943
New Residential Investment Corp.	17,853	233,874
New Senior Investment Group, Inc.	6,726	70,354
New York Mortgage Trust, Inc.	9,264	50,859
New York REIT, Inc.	12,538	126,132
NexPoint Residential Trust, Inc.	1,463	19,546
One Liberty Properties, Inc.	1,012	21,586
Orchid Island Capital, Inc.	1,416	13,098
Parkway Properties Inc/Md	6,906	107,457
Pebblebrook Hotel Trust	5,545	196,570
Pennsylvania Real Estate Investment Trust	5,334	105,773
PennyMac Mortgage Investment Trust	5,756	89,045
Physicians Realty Trust	5,426	81,878
Potlatch Corp.	3,139	90,372
Preferred Apartment Communities, Inc., Class A	1,715	18,659
PS Business Parks, Inc.	1,504	119,388
QTS Realty Trust, Inc., Class A	2,152	94,021
RAIT Financial Trust	7,053	34,983
Ramco-Gershenson Properties Trust	6,108	91,681
Redwood Trust, Inc.	6,503	90,002

Resource Capital Corp.	2,766	30,896
Retail Opportunity Investments Corp.	7,252	119,948
Rexford Industrial Realty, Inc.	4,272	58,911
RLJ Lodging Trust	10,201	257,779
Rouse Properties, Inc.	2,824	43,998
Ryman Hospitality Properties, Inc.	3,356	165,216
Sabra Health Care REIT, Inc.	5,071	117,546
Saul Centers, Inc.	873	45,178
Select Income REIT	4,836	91,932
Silver Bay Realty Trust Corp.	2,806	44,924
Sovran Self Storage, Inc.	2,745	258,853
STAG Industrial, Inc.	4,997	90,995
Starwood Waypoint Residential Trust	2,946	70,203
STORE Capital Corp.	2,770	57,228
Strategic Hotels & Resorts, Inc. *	21,247	292,996
Summit Hotel Properties, Inc.	6,735	78,597
Sun Communities, Inc.	3,596	243,665
Sunstone Hotel Investors, Inc.	16,105	213,069
Terreno Realty Corp.	3,319	65,185
UMH Properties, Inc.	1,825	16,973
United Development Funding IV	2,365	41,624
Universal Health Realty Income Trust	985	46,236
Urban Edge Properties	6,851	147,913
Urstadt Biddle Properties, Inc., Class A	2,125	39,823
Washington Real Estate Investment Trust	5,259	131,107
Western Asset Mortgage Capital Corp.	3,699	46,644
Whitestone REIT	1,829	21,088
Xenia Hotels & Resorts, Inc.	8,618	150,470
		11,812,648

Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc.	3,770	129,424
Altisource Asset Management Corp. *	70	1,677
Altisource Portfolio Solutions S.A. *	1,173	27,964
AV Homes, Inc. *	824	11,140
Consolidated-Tomoka Land Co.	377	18,775
Forestar Group, Inc. *	2,595	34,124
FRP Holdings, Inc. *	453	13,653
Kennedy-Wilson Holdings, Inc.	7,230	160,289
Marcus & Millichap, Inc. *	1,049	48,244
RE/MAX Holdings, Inc., Class A	1,023	36,808
St Joe Co. (The) *	5,188	99,246

Tejon Ranch Co. *	1,147	25,016
		606,360

Road & Rail - 0.7%
ArcBest Corp.	2,213	57,029
Celadon Group, Inc.	1,805	28,916
Con-way, Inc.	4,448	211,058
Covenant Transportation Group, Inc., Class A *	905	16,263
Heartland Express, Inc.	3,887	77,507
Knight Transportation, Inc.	4,827	115,848
Marten Transport Ltd.	2,020	32,663
PAM Transportation Services, Inc. *	289	9,551
Roadrunner Transportation Systems, Inc. *	2,171	39,946
Saia, Inc. *	1,936	59,919
Swift Transportation Co. *	6,796	102,076
Universal Truckload Services, Inc.	475	7,396
USA Truck, Inc. *	561	9,666
Werner Enterprises, Inc.	3,424	85,942
YRC Worldwide, Inc. *	2,802	37,155
		890,935

Semiconductors & Semiconductor Equipment - 2.9%
Advanced Energy Industries, Inc. *	3,385	89,025
Advanced Micro Devices, Inc. *	49,090	84,435
Alpha & Omega Semiconductor Ltd. *	1,207	9,403
Ambarella, Inc. *	2,418	139,736
Amkor Technology, Inc. *	7,647	34,335
Applied Micro Circuits Corp. *	6,307	33,490
Axcelis Technologies, Inc. *	9,665	25,806
Brooks Automation, Inc.	5,690	66,630
Cabot Microelectronics Corp. *	1,908	73,916
Cascade Microtech, Inc. *	1,145	16,190
Cavium, Inc. *	4,268	261,927
CEVA, Inc. *	1,590	29,526
Cirrus Logic, Inc. *	4,894	154,210
Cohu, Inc.	2,037	20,085
Diodes, Inc. *	2,893	61,823
DSP Group, Inc. *	1,705	15,533
Entegris, Inc. *	10,823	142,755
Exar Corp. *	3,348	19,921
Fairchild Semiconductor International, Inc. *	8,986	126,163
FormFactor, Inc. *	4,374	29,656
Inphi Corp. *	2,806	67,456

Integrated Device Technology, Inc. *	11,449	232,415
Integrated Silicon Solution, Inc.	2,404	51,662
Intersil Corp., Class A	10,174	119,036
IXYS Corp.	2,094	23,369
Kopin Corp. *	6,180	19,405
Lattice Semiconductor Corp. *	9,014	34,704
M/A-COM Technology Solutions Holdings, Inc. *	1,810	52,472
Mattson Technology, Inc. *	5,778	13,463
MaxLinear, Inc., Class A *	3,543	44,075
Microsemi Corp. *	7,345	241,063
MKS Instruments, Inc.	4,119	138,110
Monolithic Power Systems, Inc.	3,051	156,211
Nanometrics, Inc. *	2,115	25,676
NeoPhotonics Corp. *	2,155	14,676
NVE Corp.	408	19,804
OmniVision Technologies, Inc. *	4,484	117,750
PDF Solutions, Inc. *	2,083	20,830
Pericom Semiconductor Corp.	1,727	31,518
Photronics, Inc. *	5,437	49,259
PMC-Sierra, Inc. *	13,463	91,145
Power Integrations, Inc.	2,271	95,768
Rambus, Inc. *	8,912	105,162
Rudolph Technologies, Inc. *	2,894	36,030
Semtech Corp. *	5,124	77,372
Sigma Designs, Inc. *	2,732	18,823
Silicon Laboratories, Inc. *	3,296	136,916
Synaptics, Inc. *	2,842	234,351
Tessera Technologies, Inc.	4,061	131,617
Ultra Clean Holdings, Inc. *	2,008	11,526
Ultratech, Inc. *	2,360	37,807
Veeco Instruments, Inc. *	3,117	63,930
Xcerra Corp. *	4,282	26,891
		3,974,857

Software - 4.2%
A10 Networks, Inc. *	2,617	15,676
ACI Worldwide, Inc. *	9,010	190,291
American Software, Inc., Class A	1,795	16,909
Aspen Technology, Inc. *	6,589	249,789
AVG Technologies NV *	3,122	67,904
Barracuda Networks, Inc. *	711	11,077
Blackbaud, Inc.	3,617	202,986
Bottomline Technologies de, Inc. *	3,347	83,709

BroadSoft, Inc. *	2,249	67,380
Callidus Software, Inc. *	4,118	69,965
Code Rebel Corp. *	83	591
Commvault Systems, Inc. *	3,491	118,554
Digimarc Corp. *	626	19,124
Digital Turbine, Inc. *	3,758	6,802
Ebix, Inc.	2,069	51,642
Ellie Mae, Inc. *	2,269	151,047
EnerNOC, Inc. *	2,044	16,148
Epiq Systems, Inc.	2,837	36,654
ePlus, Inc. *	467	36,926
Fair Isaac Corp.	2,396	202,462
Fleetmatics Group plc *	2,950	144,816
Gigamon, Inc. *	2,167	43,362
Globant S.A. *	1,179	36,066
Glu Mobile, Inc. *	9,287	40,584
Guidance Software, Inc. *	1,234	7,429
Guidewire Software, Inc. *	5,415	284,721
HubSpot, Inc. *	1,452	67,329
Imperva, Inc. *	2,048	134,103
Infoblox, Inc. *	4,373	69,881
Interactive Intelligence Group, Inc. *	1,335	39,663
Jive Software, Inc. *	3,414	15,943
Manhattan Associates, Inc. *	5,694	354,736
Mentor Graphics Corp.	7,718	190,094
MicroStrategy, Inc., Class A *	717	140,869
MobileIron, Inc. *	3,001	9,303
Model N, Inc. *	1,727	17,287
Monotype Imaging Holdings, Inc.	3,293	71,853
Park City Group, Inc. *	855	9,037
Paycom Software, Inc. *	2,435	87,441
Paylocity Holding Corp. *	1,195	35,838
Pegasystems, Inc.	2,759	67,899
Progress Software Corp. *	3,905	100,866
Proofpoint, Inc. *	3,042	183,493
PROS Holdings, Inc. *	1,967	43,549
QAD, Inc., Class A	789	20,198
Qlik Technologies, Inc. *	7,049	256,936
Qualys, Inc. *	1,802	51,285
Rapid7, Inc. *	650	14,788
RealPage, Inc. *	4,073	67,693
RingCentral, Inc., Class A *	4,135	75,050
Rovi Corp. *	6,823	71,573
Rubicon Project, Inc. (The) *	1,981	28,784

Sapiens International Corp. NV	2,130	24,538
Seachange International, Inc. *	2,824	17,791
Silver Spring Networks, Inc. *	3,137	40,405
Synchronoss Technologies, Inc. *	2,992	98,138
Take-Two Interactive Software, Inc. *	6,530	187,607
Tangoe, Inc. *	3,466	24,955
TeleCommunication Systems, Inc., Class A *	4,102	14,111
Telenav, Inc. *	2,354	18,385
TiVo, Inc. *	7,493	64,889
TubeMogul, Inc. *	1,078	11,341
Tyler Technologies, Inc. *	2,599	388,057
Varonis Systems, Inc. *	522	8,133
VASCO Data Security International, Inc. *	2,265	38,596
Verint Systems, Inc. *	4,735	204,315
VirnetX Holding Corp. *	3,778	13,450
Workiva, Inc. *	633	9,615
Xura, Inc. *	1,972	44,133
Yodlee, Inc. *	1,403	22,630
Zendesk, Inc. *	4,147	81,737
Zix Corp. *	5,001	21,054
		5,731,985

Specialty Retail - 2.9%
Abercrombie & Fitch Co., Class A	5,368	113,748
America's Car-Mart, Inc. *	726	24,023
American Eagle Outfitters, Inc.	15,081	235,716
Asbury Automotive Group, Inc. *	2,103	170,658
Ascena Retail Group, Inc. *	13,245	184,238
Barnes & Noble Education, Inc. *	2,474	31,445
Barnes & Noble, Inc.	3,916	47,423
bebe stores, Inc.	3,035	2,853
Big 5 Sporting Goods Corp.	1,497	15,539
Boot Barn Holdings, Inc. *	922	16,993
Buckle, Inc. (The)	2,185	80,779
Build-A-Bear Workshop, Inc. *	1,105	20,873
Caleres, Inc.	3,380	103,191
Cato Corp., (The) Class A	2,030	69,081
Chico's FAS, Inc.	11,063	174,021
Children's Place, Inc. (The)	1,591	91,753
Christopher & Banks Corp. *	3,132	3,477
Citi Trends, Inc.	1,298	30,347
Conn's, Inc. *	2,111	50,748
Container Store Group, Inc. (The) *	1,542	21,711

Destination XL Group, Inc. *	3,868	22,473
Express, Inc. *	6,521	116,530
Finish Line, Inc., (The) Class A	3,554	68,592
Five Below, Inc. *	4,204	141,170
Francesca's Holdings Corp. *	3,266	39,943
Genesco, Inc. *	1,856	105,922
Group 1 Automotive, Inc.	1,801	153,355
Guess?, Inc.	4,778	102,058
Haverty Furniture Cos., Inc.	1,689	39,658
Hibbett Sports, Inc. *	1,921	67,254
Kirkland's, Inc.	1,302	28,045
Lithia Motors, Inc., Class A	1,757	189,949
Lumber Liquidators Holdings, Inc. *	2,090	27,463
MarineMax, Inc. *	2,047	28,924
Mattress Firm Holding Corp. *	1,582	66,064
Men's Wearhouse, Inc. (The)	3,729	158,557
Monro Muffler Brake, Inc.	2,456	165,903
Outerwall, Inc.	1,424	81,068
Party City Holdco, Inc. *	1,941	30,998
Pep Boys-Manny Moe & Jack (The) *	4,589	55,940
Pier 1 Imports, Inc.	6,957	48,003
Rent-A-Center, Inc.	4,092	99,231
Restoration Hardware Holdings, Inc. *	2,577	240,460
Select Comfort Corp. *	4,036	88,308
Shoe Carnival, Inc.	1,156	27,513
Sonic Automotive, Inc., Class A	2,540	51,867
Sportsman's Warehouse Holdings, Inc. *	872	10,743
Stage Stores, Inc.	2,464	24,246
Stein Mart, Inc.	2,386	23,097
Systemax, Inc. *	1,000	7,490
Tile Shop Holdings, Inc. *	2,513	30,106
Tilly's, Inc., Class A *	827	6,087
Vitamin Shoppe, Inc. *	2,295	74,909
West Marine, Inc. *	1,507	13,232
Winmark Corp.	223	22,951
Zumiez, Inc. *	1,698	26,540
		3,973,266

Technology Hardware, Storage & Peripherals - 0.6%
Avid Technology, Inc. *	2,494	19,852
Cray, Inc. *	3,150	62,402
Diebold, Inc.	5,004	148,969
Dot Hill Systems Corp. *	5,376	52,308

Eastman Kodak Co. *	1,582	24,711
Electronics For Imaging, Inc. *	3,618	156,587
Imation Corp. *	2,711	5,774
Immersion Corp. *	2,323	26,087
Nimble Storage, Inc. *	3,910	94,309
QLogic Corp. *	6,734	69,023
Quantum Corp. *	19,651	13,703
Silicon Graphics International Corp. *	2,677	10,521
Stratasys Ltd. *	3,930	104,106
Super Micro Computer, Inc. *	2,845	77,555
Violin Memory, Inc. *	7,183	9,913
		875,820

Textiles, Apparel & Luxury Goods - 1.0%
Cherokee, Inc.	661	10,259
Columbia Sportswear Co.	2,214	130,161
Crocs, Inc. *	5,941	76,787
Culp, Inc.	785	25,175
Deckers Outdoor Corp. *	2,668	154,904
G-III Apparel Group Ltd. *	3,078	189,789
Iconix Brand Group, Inc. *	3,684	49,808
Movado Group, Inc.	1,238	31,977
Oxford Industries, Inc.	1,130	83,484
Perry Ellis International, Inc. *	933	20,489
Sequential Brands Group, Inc. *	1,963	28,405
Steven Madden Ltd. *	4,343	159,041
Superior Uniform Group, Inc.	573	10,274
Tumi Holdings, Inc. *	4,539	79,977
Unifi, Inc. *	1,199	35,742
Vera Bradley, Inc. *	1,814	22,875
Vince Holding Corp. *	1,135	3,893
Wolverine World Wide, Inc.	7,966	172,384
		1,285,424

Thrifts & Mortgage Finance - 2.1%
Anchor BanCorp Wisconsin, Inc. *	570	24,276
Astoria Financial Corp.	6,944	111,798
Bank Mutual Corp.	3,599	27,640
BankFinancial Corp.	1,984	24,661
BBX Capital Corp., Class A *	622	10,014
Bear State Financial, Inc. *	1,029	9,158
Beneficial Bancorp, Inc. *	6,383	84,639
BofI Holding, Inc. *	1,185	152,664

Brookline Bancorp, Inc.	5,406	54,817
BSB Bancorp, Inc. *	625	13,213
Capitol Federal Financial, Inc.	10,856	131,575
Charter Financial Corp.	1,280	16,230
Clifton Bancorp, Inc.	2,373	32,937
Dime Community Bancshares, Inc.	2,402	40,594
Essent Group Ltd. *	4,289	106,582
EverBank Financial Corp.	7,468	144,132
Federal Agricultural Mortgage Corp., Class C	895	23,207
First Defiance Financial Corp.	799	29,211
Flagstar Bancorp, Inc. *	1,712	35,199
Fox Chase Bancorp, Inc.	1,196	20,763
Hingham Institution for Savings	102	11,835
HomeStreet, Inc. *	1,967	45,438
Impac Mortgage Holdings, Inc. *	665	10,873
Kearny Financial Corp.	7,218	82,790
LendingTree, Inc. *	447	41,584
Meridian Bancorp, Inc.	4,240	57,961
Meta Financial Group, Inc.	474	19,799
MGIC Investment Corp. *	26,211	242,714
Nationstar Mortgage Holdings, Inc. *	3,032	42,054
NMI Holdings, Inc., Class A *	4,529	34,420
Northfield Bancorp, Inc.	3,620	55,060
Northwest Bancshares, Inc.	7,290	94,770
OceanFirst Financial Corp.	1,187	20,440
Ocwen Financial Corp. *	8,291	55,633
Oritani Financial Corp.	3,396	53,046
PennyMac Financial Services, Inc., Class A *	1,102	17,632
PHH Corp. *	3,832	54,108
Provident Financial Services, Inc.	5,242	102,219
Radian Group, Inc.	14,773	235,038
Stonegate Mortgage Corp. *	1,281	9,108
Territorial Bancorp, Inc.	940	24,478
TrustCo Bank Corp.	7,825	45,698
United Community Financial Corp.	3,416	17,080
United Financial Bancorp, Inc.	3,817	49,812
Walker & Dunlop, Inc. *	2,042	53,255
Walter Investment Management Corp. *	3,180	51,675
Washington Federal, Inc.	7,319	166,507
Waterstone Financial, Inc.	2,330	31,408
WSFS Financial Corp.	2,397	69,058
		2,888,803

Tobacco - 0.2%
Universal Corp.	1,744	86,450
Vector Group Ltd.	6,620	149,684
		236,134

Trading Companies & Distributors - 0.6%
Aircastle Ltd.	4,816	99,258
Applied Industrial Technologies, Inc.	3,099	118,227
Beacon Roofing Supply, Inc. *	3,830	124,437
CAI International, Inc. *	1,481	14,928
DXP Enterprises, Inc. *	972	26,516
H&E Equipment Services, Inc.	2,409	40,278
Kaman Corp.	2,101	75,321
Lawson Products, Inc. *	447	9,678
MRC Global, Inc. *	7,949	88,631
Neff Corp., Class A *	900	5,031
Rush Enterprises, Inc., Class A *	2,992	72,406
Stock Building Supply Holdings, Inc. *	1,306	22,999
TAL International Group, Inc. *	2,566	35,077
Textainer Group Holdings Ltd.	1,837	30,292
Titan Machinery, Inc. *	1,521	17,461
Univar, Inc. *	3,150	57,173
Veritiv Corp. *	629	23,424
		861,137

Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. *	4,699	57,328

Water Utilities - 0.3%
American States Water Co.	2,916	120,722
Artesian Resources Corp., Class A	490	11,829
California Water Service Group	3,695	81,733
Connecticut Water Service, Inc.	883	32,247
Consolidated Water Co., Ltd.	1,137	13,189
Middlesex Water Co.	1,246	29,705
SJW Corp.	1,344	41,328
York Water Co. (The)	992	20,852
		351,605

Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. *	2,827	23,408
Contra Leap Wireless, Inc. *(b)	4,674	11,778
NTELOS Holdings Corp. *	1,286	11,613

Shenandoah Telecommunications Co.	1,866	79,883
Spok Holdings, Inc.	1,934	31,834
		158,516

Total Equity Securities (Cost $114,335,405)		128,841,546

EXCHANGE-TRADED PRODUCTS - 1.3%
iShares Russell 2000 ETF	15,600	1,703,519

Total Exchange-Traded Products (Cost $1,989,156)		1,703,519

	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 0.7%
United States Treasury Bills, 0.15%, 3/31/16 ^	1,000,000	999,596

Total U.S. Treasury Obligations (Cost $999,234)		999,596

TIME DEPOSIT - 2.8%
State Street Bank Time Deposit, 0.088%, 10/1/15	3,761,760	3,761,760

Total Time Deposit (Cost $3,761,760)		3,761,760

TOTAL INVESTMENTS (Cost $121,085,555) - 100.2%		135,306,421
Other assets and liabilities, net - (0.2)%		(296,113)
NET ASSETS - 100.0%		$135,010,308

*	Non-income producing security.
(b)	This security was valued under the direction of the Board of Directors. See Note A.
^	Futures collateralized by $1,000,000 par value of U.S. Treasury Bills.

Abbreviations:
ETF:	Exchange Traded Fund
Ltd.:	Limited
plc:	Public Limited Company
REIT:	Real Estate Investment Trust

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2015 (Unaudited)

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini Russell 2000 Index^	42	12/15	$4,602,780	($213,510)

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2015 (Unaudited)

	SHARES	VALUE ($)
EQUITY SECURITIES - 97.5%

Australia - 6.2%
AGL Energy Ltd.	8,733	98,172
Alumina Ltd.	33,251	26,350
Amcor Ltd.	15,432	143,364
AMP Ltd.	38,286	149,975
APA Group	14,424	86,827
Aristocrat Leisure Ltd.	7,049	42,964
Asciano Ltd.	12,625	74,538
ASX Ltd.	2,505	66,815
Aurizon Holdings Ltd.	27,468	97,167
AusNet Services	22,548	21,660
Australia & New Zealand Banking Group Ltd.	35,804	685,895
Bank of Queensland Ltd.	4,831	39,502
Bendigo & Adelaide Bank Ltd.	5,936	41,437
BGP Holdings plc*(b)	77,172	—
BHP Billiton Ltd.	41,573	655,677
Boral Ltd.	9,943	36,849
Brambles Ltd.	20,283	139,064
Caltex Australia Ltd.	3,495	77,342
CIMIC Group Ltd.	1,337	22,110
Coca-Cola Amatil Ltd.	7,540	47,776
Cochlear Ltd.	751	44,072
Commonwealth Bank of Australia	21,984	1,131,150
Computershare Ltd.	6,224	46,410
Crown Resorts Ltd.	4,794	33,405
CSL Ltd.	6,054	381,468
Dexus Property Group REIT	12,428	62,487
Federation Centres REIT	43,556	84,140
Flight Centre Travel Group Ltd.	729	18,516
Fortescue Metals Group Ltd.	20,497	26,340
Goodman Group REIT REIT	22,692	93,453
GPT Group (The) REIT	23,088	73,420
Harvey Norman Holdings Ltd.	7,311	20,071
Healthscope Ltd.	14,822	26,580
Iluka Resources Ltd.	5,512	24,112
Incitec Pivot Ltd.	21,789	59,822
Insurance Australia Group Ltd.	30,310	103,683
Lend Lease Group	7,138	63,079
Macquarie Group Ltd.	3,884	211,154
Medibank Pvt Ltd.	35,649	60,632

Mirvac Group REIT	47,863	57,949
National Australia Bank Ltd.	33,851	718,339
Newcrest Mining Ltd.*	9,922	89,802
Orica Ltd.	4,797	50,812
Origin Energy Ltd.(b)	14,363	41,586
Platinum Asset Management Ltd.	3,064	14,679
Qantas Airways Ltd.*	7,229	18,928
QBE Insurance Group Ltd.	17,723	160,902
Ramsay Health Care Ltd.	1,850	76,154
REA Group Ltd.	693	21,626
Rio Tinto Ltd.	5,490	188,654
Santos Ltd.	12,951	36,370
Scentre Group REIT	68,920	189,171
Seek Ltd.	4,281	36,324
Sonic Healthcare Ltd.	4,943	63,458
South32 Ltd.:
London Stock Exchange*	27,807	26,727
ASE Stock Exchange*	41,106	39,724
Stockland REIT	30,571	82,804
Suncorp Group Ltd.	16,654	143,495
Sydney Airport	14,056	58,935
TABCORP Holdings Ltd.	10,920	35,908
Tatts Group Ltd.	19,034	50,392
Telstra Corp. Ltd.	55,389	218,661
TPG Telecom Ltd.	3,657	27,954
Transurban Group	24,781	173,308
Treasury Wine Estates Ltd.	8,574	39,631
Wesfarmers Ltd.	14,546	402,294
Westfield Corp. REIT	25,554	179,270
Westpac Banking Corp.	40,388	849,023
Woodside Petroleum Ltd.	9,598	196,245
Woolworths Ltd.	16,395	286,691
WorleyParsons Ltd.	2,733	11,385
		9,704,679

Austria - 0.2%
Andritz AG	1,020	45,973
Erste Group Bank AG*	3,616	105,009
OMV AG	1,938	47,060
Raiffeisen Bank International AG*	1,542	20,181
Voestalpine AG	1,475	50,697
		268,920

Belgium - 1.3%
Ageas	2,607	106,900
Anheuser-Busch InBev NV	10,408	1,104,289
Colruyt SA	925	44,477
Delhaize Group	1,339	118,575
Groupe Bruxelles Lambert SA	1,044	78,770
KBC Groep NV	3,244	204,345
Proximus	1,968	67,751
Solvay SA	767	78,311
Telenet Group Holding NV*	691	39,579
UCB SA	1,636	127,908
Umicore SA	1,253	48,232
		2,019,137

Denmark - 1.8%
AP Moeller - Maersk A/S:
Class A	49	73,776
Class B	92	141,805
Carlsberg A/S Class B	1,384	106,404
Coloplast A/S Class B	1,438	101,917
Danske Bank A/S	9,139	276,153
DSV A/S	2,265	84,685
ISS A/S	1,943	64,566
Novo Nordisk A/S Class B	25,363	1,363,797
Novozymes A/S Class B	3,020	131,753
Pandora A/S	1,424	166,439
TDC A/S	10,510	54,181
Tryg A/S	1,562	30,370
Vestas Wind Systems A/S	2,900	150,989
William Demant Holding A/S*	317	26,366
		2,773,201

Finland - 0.9%
Elisa Oyj	1,841	62,252
Fortum Oyj	5,749	85,116
Kone Oyj Class B	4,360	165,949
Metso Oyj	1,484	30,874
Neste Oyj	1,687	38,834
Nokia Oyj	47,613	325,848
Nokian Renkaat Oyj	1,493	48,347
Orion Oyj, Class B	1,325	50,103
Sampo Oyj, Class A	5,786	280,310
Stora Enso Oyj, Class R	7,125	53,916

UPM-Kymmene Oyj	6,908	103,675
Wartsila Oyj Abp	1,914	75,984
		1,321,208

France - 9.4%
Accor SA	2,703	126,399
Aeroports de Paris	390	44,213
Air Liquide SA	4,452	526,989
Alcatel-Lucent*	36,557	134,445
Alstom SA*	2,807	86,681
Arkema SA	862	55,877
Atos SE	1,127	86,460
AXA SA	25,402	616,026
BNP Paribas SA	13,709	806,398
Bollore SA	11,403	55,537
Bouygues SA	2,638	93,781
Bureau Veritas SA	3,432	72,328
Cap Gemini SA	2,011	178,999
Carrefour SA	7,134	211,193
Casino Guichard-Perrachon SA	744	39,579
Christian Dior SE	705	131,847
Cie de Saint-Gobain	6,182	268,256
Cie Generale des Etablissements Michelin	2,411	219,772
CNP Assurances	2,259	31,340
Credit Agricole SA	13,339	152,887
Danone SA	7,500	473,820
Dassault Systemes	1,651	121,767
Edenred	2,711	44,297
Electricite de France SA	3,129	55,210
Engie	18,914	305,953
Essilor International SA	2,654	323,832
Eurazeo SA	526	34,963
Eutelsat Communications SA	2,227	68,267
Fonciere Des Regions REIT	394	34,278
Gecina SA REIT	454	55,263
Groupe Eurotunnel SE	6,051	82,328
Hermes International	341	124,016
Icade SA REIT	435	29,487
Iliad SA	344	69,571
Imerys SA	465	29,858
Ingenico Group	710	85,670
JC Decaux SA	961	34,798
Kering	980	160,231

Klepierre REIT	2,441	110,605
L'Oreal SA	3,260	566,263
Lagardere SCA	1,553	43,002
Legrand SA	3,442	182,801
LVMH Moet Hennessy Louis Vuitton SE	3,615	616,208
Natixis SA	12,114	66,860
Numericable-SFR SAS*	1,260	58,296
Orange SA	25,716	388,488
Pernod-Ricard SA	2,748	277,183
Peugeot SA*	5,600	84,510
Publicis Groupe SA	2,439	166,454
Remy Cointreau SA	320	21,005
Renault SA	2,488	178,537
Rexel SA	3,820	46,924
Safran SA	3,778	284,755
Sanofi	15,235	1,449,814
Schneider Electric SE	7,188	402,662
SCOR SE	1,988	71,327
Societe BIC SA	376	58,386
Societe Generale SA	9,391	419,628
Sodexo SA	1,220	101,084
Suez Environnement Co.	3,852	69,210
Technip SA	1,349	63,667
Thales SA	1,353	94,160
Total SA	27,910	1,256,973
Unibail-Rodamco SE REIT	1,274	330,024
Valeo SA	1,028	139,063
Veolia Environnement SA	5,822	133,276
Vinci SA	6,182	392,675
Vivendi SA	14,992	354,554
Wendel SA	375	43,853
Zodiac Aerospace	2,639	60,341
		14,605,204

Germany - 8.6%
adidas AG	2,708	217,735
Allianz SE	5,915	926,094
Axel Springer SE	582	32,413
BASF SE	11,889	906,209
Bayer AG	10,704	1,366,590
Bayerische Motoren Werke AG:
Common	4,285	378,740
Preferred	714	48,972

Beiersdorf AG	1,304	115,258
Brenntag AG	1,999	107,462
Commerzbank AG*	13,779	144,884
Continental AG	1,423	301,948
Daimler AG	12,463	902,461
Deutsche Bank AG	17,853	479,439
Deutsche Boerse AG	2,498	214,809
Deutsche Lufthansa AG*	3,046	42,236
Deutsche Post AG	12,542	346,747
Deutsche Telekom AG	41,097	728,772
Deutsche Wohnen AG	4,354	116,235
E.ON SE	25,901	221,963
Evonik Industries AG	1,809	60,399
Fraport AG Frankfurt Airport Services Worldwide	543	33,451
Fresenius Medical Care AG & Co. KGaA	2,825	220,048
Fresenius SE & Co. KGaA	4,919	329,569
Fuchs Petrolub SE, Preferred	915	40,339
GEA Group AG	2,367	89,862
Hannover Rueck SE	780	79,660
HeidelbergCement AG	1,824	124,762
Henkel AG & Co. KGaA:
Common	1,345	118,631
Preferred	2,306	236,678
Hugo Boss AG	865	96,899
Infineon Technologies AG	14,613	164,046
K+S AG	2,477	82,701
Kabel Deutschland Holding AG*	291	37,827
Lanxess AG	1,184	55,257
Linde AG	2,404	388,993
MAN SE	464	47,141
Merck KGAA	1,672	147,864
Metro AG	2,307	63,574
Muenchener Rueckversicherungs-Gesellschaft AG	2,159	401,780
OSRAM Licht AG	1,151	59,406
Porsche Automobil Holding SE, Preferred	1,982	84,269
ProSiebenSat.1 Media AG	2,832	138,534
RTL Group SA	509	43,769
RWE AG	6,334	71,690
SAP SE	12,721	822,119
Siemens AG	10,263	915,945
Symrise AG	1,596	95,767
Telefonica Deutschland Holding AG	7,832	47,748
ThyssenKrupp AG	4,761	83,279
TUI AG	6,454	119,125

United Internet AG	1,592	80,448
Volkswagen AG:
Common	463	54,322
Preferred	2,104	229,841
Vonovia SE	6,032	193,680
		13,458,390

Hong Kong - 3.0%
AIA Group Ltd.	155,944	811,914
ASM Pacific Technology Ltd.	3,164	20,892
Bank of East Asia Ltd. (The)	15,482	52,230
BOC Hong Kong Holdings Ltd.	47,900	141,380
Cathay Pacific Airways Ltd.	15,537	29,231
Cheung Kong Infrastructure Holdings Ltd.	8,242	73,981
Cheung Kong Property Holdings Ltd.	34,973	256,307
CK Hutchison Holdings Ltd.	34,973	457,256
CLP Holdings Ltd.	24,527	209,325
First Pacific Co. Ltd.	31,118	19,105
Galaxy Entertainment Group Ltd.	30,294	77,797
Genting Singapore plc	78,217	39,873
Hang Lung Properties Ltd.	29,030	65,326
Hang Seng Bank Ltd.	9,899	178,799
Henderson Land Development Co. Ltd.	14,952	89,681
HKT Trust & HKT Ltd.	34,891	41,485
Hong Kong & China Gas Co. Ltd.	89,808	168,596
Hong Kong Exchanges and Clearing Ltd.	14,523	333,976
Hysan Development Co. Ltd.	8,404	35,146
Kerry Properties Ltd.	8,558	23,521
Li & Fung Ltd.	77,050	59,295
Link REIT	29,665	163,131
MGM China Holdings Ltd.	12,507	14,560
MTR Corp. Ltd.	18,897	82,248
New World Development Co. Ltd.	69,822	67,852
Noble Group Ltd.	61,959	18,122
NWS Holdings Ltd.	19,706	25,895
PCCW Ltd.	53,970	27,919
Power Assets Holdings Ltd.	17,957	170,407
Sands China Ltd.	31,332	95,090
Shangri-La Asia Ltd.	16,395	14,155
Sino Land Co. Ltd.	39,600	60,743
SJM Holdings Ltd.	26,062	18,586
Sun Hung Kai Properties Ltd.	22,300	290,654
Swire Pacific Ltd., Class A	7,702	86,566

Swire Properties Ltd.	15,404	43,062
Techtronic Industries Co. Ltd.	17,786	66,127
WH Group Ltd.(e)*	76,670	38,093
Wharf Holdings Ltd. (The)	17,655	99,985
Wheelock & Co. Ltd.	12,037	52,449
Wynn Macau Ltd.	20,521	23,531
Yue Yuen Industrial Holdings Ltd.	9,769	36,523
		4,680,814

Ireland - 0.9%
Bank of Ireland*	356,086	138,475
CRH plc	10,664	281,798
Experian plc	12,769	204,748
James Hardie Industries plc	5,822	70,268
Kerry Group plc Class A	2,048	153,838
Ryanair Holdings plc	2,271	33,199
Shire plc	7,660	522,359
		1,404,685

Israel - 0.6%
Azrieli Group	476	19,043
Bank Hapoalim BM	13,921	70,103
Bank Leumi Le-Israel BM*	18,317	68,442
Bezeq The Israeli Telecommunication Corp. Ltd.	25,255	48,328
Delek Group Ltd.	61	13,352
Israel Chemicals Ltd.	6,654	34,319
Israel Corp. Ltd. (The)	40	9,612
Mizrahi Tefahot Bank Ltd.	1,822	21,553
NICE-Systems Ltd.	734	41,148
Teva Pharmaceutical Industries Ltd.	11,176	632,155
		958,055

Italy - 2.3%
Assicurazioni Generali SpA	15,114	276,916
Atlantia SpA	5,344	149,462
Banca Monte dei Paschi di Siena SpA*	33,151	59,168
Banco Popolare SC*	4,688	69,272
Enel Green Power SpA	23,040	43,602
Enel SpA	91,291	407,760
Eni SpA	32,929	517,560
Exor SpA	1,274	55,604
Finmeccanica SpA*	5,238	65,674
Intesa Sanpaolo SpA:

Milano Stock Exchange	164,095	578,879
OTC	12,277	39,508
Luxottica Group SpA	2,184	151,656
Mediobanca SpA	7,345	72,180
Pirelli & C. SpA	3,423	57,222
Prysmian SpA	2,552	52,735
Saipem SpA*	3,486	27,961
Snam SpA	27,188	139,765
Telecom Italia SpA*	130,782	160,625
Telecom Italia SpA - RSP	78,004	79,965
Terna Rete Elettrica Nazionale SpA	19,513	94,894
UniCredit SpA	61,932	385,563
Unione di Banche Italiane SCPA	11,672	82,727
UnipolSai SpA	14,396	31,365
		3,600,063

Japan - 22.1%
ABC-Mart, Inc.	346	19,361
Acom Co. Ltd.*	5,254	26,963
Aeon Co. Ltd.	8,464	131,949
Aeon Financial Service Co. Ltd.	1,363	27,027
Aeon Mall Co. Ltd.	1,500	23,128
Air Water, Inc.	2,080	31,413
Aisin Seiki Co. Ltd.	2,479	83,497
Ajinomoto Co. Inc.	7,310	154,598
Alfresa Holdings Corp.	2,320	39,775
Alps Electric Co., Ltd.	2,232	63,423
Amada Holdings Co. Ltd.	4,579	34,998
ANA Holdings, Inc.	15,277	43,021
Aozora Bank Ltd.	15,207	52,945
Asahi Glass Co. Ltd.	12,422	73,015
Asahi Group Holdings Ltd.	5,007	163,177
Asahi Kasei Corp.	16,340	115,513
Asics Corp.	2,070	49,603
Astellas Pharma, Inc.	27,322	355,200
Bandai Namco Holdings, Inc.	2,338	54,532
Bank of Kyoto Ltd. (The)	4,493	45,932
Bank of Yokohama Ltd. (The)	14,768	90,101
Benesse Holdings, Inc.	876	23,516
Bridgestone Corp.	8,420	293,145
Brother Industries Ltd.	3,105	37,595
Calbee, Inc.	967	31,476
Canon, Inc.	13,811	400,687

Casio Computer Co. Ltd.	2,656	48,523
Central Japan Railway Co.	1,866	302,208
Chiba Bank Ltd. (The)	9,165	65,322
Chubu Electric Power Co., Inc.	8,340	123,499
Chugai Pharmaceutical Co. Ltd.	2,897	89,291
Chugoku Bank Ltd. (The)	2,141	31,931
Chugoku Electric Power Co., Inc. (The)	3,908	54,043
Citizen Holdings Co. Ltd.	3,479	24,100
COLOPL, Inc.*	650	10,496
Credit Saison Co. Ltd.	1,953	35,594
Dai Nippon Printing Co. Ltd.	7,046	68,613
Dai-ichi Life Insurance Co., Ltd. (The)	13,956	223,506
Daicel Corp.	3,820	47,057
Daihatsu Motor Co. Ltd.	2,530	29,408
Daiichi Sankyo Co. Ltd.	8,259	144,419
Daikin Industries Ltd.	3,035	170,887
Daito Trust Construction Co. Ltd.	924	94,124
Daiwa House Industry Co. Ltd.	7,777	193,310
Daiwa Securities Group, Inc.	21,512	139,613
Denso Corp.	6,294	267,211
Dentsu, Inc.	2,799	143,698
Don Quijote Holdings Co. Ltd.	1,531	58,012
East Japan Railway Co.	4,329	366,858
Eisai Co. Ltd.	3,263	193,816
Electric Power Development Co. Ltd.	1,891	58,089
FamilyMart Co. Ltd.	771	35,336
FANUC Corp.	2,635	406,812
Fast Retailing Co. Ltd.	686	278,939
Fuji Electric Co. Ltd.	7,371	26,871
Fuji Heavy Industries Ltd.	7,600	275,409
FUJIFILM Holdings Corp.	5,995	225,256
Fujitsu Ltd.	24,115	105,312
Fukuoka Financial Group, Inc.	10,187	48,683
GungHo Online Entertainment, Inc.	5,308	15,769
Gunma Bank Ltd. (The)	4,959	31,758
Hachijuni Bank Ltd. (The)	5,383	38,125
Hakuhodo DY Holdings, Inc.	3,069	29,308
Hamamatsu Photonics KK	1,874	42,473
Hankyu Hanshin Holdings, Inc.	14,811	90,644
Hikari Tsushin, Inc.	249	17,462
Hino Motors Ltd.	3,404	34,820
Hirose Electric Co. Ltd.	395	43,197
Hiroshima Bank Ltd. (The)	6,585	38,215
Hisamitsu Pharmaceutical Co., Inc.	751	25,133

Hitachi Chemical Co. Ltd.	1,371	18,983
Hitachi Construction Machinery Co. Ltd.	1,416	19,011
Hitachi High-Technologies Corp.	901	19,597
Hitachi Ltd.	62,566	316,664
Hitachi Metals Ltd.	2,823	32,953
Hokuhoku Financial Group, Inc.	16,015	36,914
Hokuriku Electric Power Co.	2,215	29,900
Honda Motor Co. Ltd.	21,103	630,157
HOYA Corp.	5,511	181,347
Hulic Co. Ltd.	3,885	35,266
Ibiden Co. Ltd.	1,588	20,926
Idemitsu Kosan Co. Ltd.	1,158	17,787
IHI Corp.	18,328	47,257
Iida Group Holdings Co. Ltd.	1,926	30,210
INPEX Corp.	12,303	110,073
Isetan Mitsukoshi Holdings Ltd.	4,650	70,212
Isuzu Motors Ltd.	7,687	77,569
ITOCHU Corp.	20,448	217,196
Itochu Techno-Solutions Corp.	631	13,504
Iyo Bank Ltd. (The)	3,197	36,913
J Front Retailing Co. Ltd.	3,177	51,922
Japan Airlines Co. Ltd.	1,575	55,680
Japan Airport Terminal Co. Ltd.	552	23,884
Japan Exchange Group, Inc.	7,106	104,397
Japan Prime Realty Investment Corp. REIT	10	32,510
Japan Real Estate Investment Corp. REIT	16	73,918
Japan Retail Fund Investment Corp. REIT	31	60,163
Japan Tobacco, Inc.	14,238	443,542
JFE Holdings, Inc.	6,362	83,774
JGC Corp.	2,728	36,329
Joyo Bank Ltd. (The)	8,020	42,437
JSR Corp.	2,491	36,039
JTEKT Corp.	2,711	38,095
JX Holdings, Inc.	29,072	105,395
Kajima Corp.	10,949	58,374
Kakaku.com, Inc.	1,915	31,179
Kamigumi Co. Ltd.	3,070	25,234
Kaneka Corp.	3,686	27,288
Kansai Electric Power Co., Inc. (The)*	9,113	102,157
Kansai Paint Co. Ltd.	3,050	41,762
Kao Corp.	6,524	296,827
Kawasaki Heavy Industries Ltd.	18,383	63,731
KDDI Corp.	22,640	507,727
Keihan Electric Railway Co. Ltd.	6,705	44,917

Keikyu Corp.	6,172	49,306
Keio Corp.	7,616	54,311
Keisei Electric Railway Co. Ltd.	3,631	40,012
Keyence Corp.	590	264,540
Kikkoman Corp.	1,906	52,675
Kintetsu Group Holdings Co. Ltd.	23,446	84,606
Kirin Holdings Co. Ltd.	10,648	140,459
Kobe Steel Ltd.	40,775	44,451
Koito Manufacturing Co. Ltd.	1,367	44,899
Komatsu Ltd.	11,952	176,158
Konami Corp.	1,220	26,527
Konica Minolta, Inc.	5,960	63,004
Kose Corp.	392	35,958
Kubota Corp.	14,518	200,213
Kuraray Co. Ltd.	4,536	56,735
Kurita Water Industries Ltd.	1,403	29,882
Kyocera Corp.	4,154	190,887
Kyowa Hakko Kirin Co. Ltd.	3,035	45,387
Kyushu Electric Power Co., Inc.*	5,524	60,337
Lawson, Inc.	843	62,428
LIXIL Group Corp.	3,444	70,144
M3, Inc.	2,554	51,023
Mabuchi Motor Co. Ltd.	648	28,353
Makita Corp.	1,540	82,260
Marubeni Corp.	21,371	105,068
Marui Group Co. Ltd.	2,885	34,948
Maruichi Steel Tube Ltd.	618	14,032
Mazda Motor Corp.	6,988	111,097
McDonald’s Holdings Company (Japan), Ltd.	875	19,675
Medipal Holdings Corp.	1,770	28,234
MEIJI Holdings Co. Ltd.	1,580	116,426
Minebea Co. Ltd.	4,204	44,823
Miraca Holdings, Inc.	702	29,901
Mitsubishi Chemical Holdings Corp.	17,548	92,174
Mitsubishi Corp.	17,868	294,191
Mitsubishi Electric Corp.	25,014	229,997
Mitsubishi Estate Co. Ltd.	16,198	332,455
Mitsubishi Gas Chemical Co., Inc.	5,092	23,588
Mitsubishi Heavy Industries Ltd.	39,303	176,387
Mitsubishi Logistics Corp.	1,621	18,797
Mitsubishi Materials Corp.	14,714	44,949
Mitsubishi Motors Corp.	8,276	63,506
Mitsubishi Tanabe Pharma Corp.	2,956	52,105
Mitsubishi UFJ Financial Group, Inc.	165,067	999,057

Mitsubishi UFJ Lease & Finance Co. Ltd.	6,486	28,687
Mitsui & Co. Ltd.	22,092	249,149
Mitsui Chemicals, Inc.	10,764	34,653
Mitsui Fudosan Co. Ltd.	12,191	335,737
Mitsui OSK Lines Ltd.	14,995	36,106
Mixi, Inc.	544	18,738
Mizuho Financial Group, Inc.	302,846	569,660
MS&AD Insurance Group Holdings, Inc.	6,558	176,646
Murata Manufacturing Co. Ltd.	2,624	341,258
Nabtesco Corp.	1,594	29,181
Nagoya Railroad Co. Ltd.	11,361	44,796
NEC Corp.	33,716	104,073
Nexon Co. Ltd.	1,699	22,788
NGK Insulators Ltd.	3,392	65,195
NGK Spark Plug Co. Ltd.	2,354	54,131
NH Foods Ltd.	2,282	46,771
NHK Spring Co. Ltd.	2,088	20,325
Nidec Corp.	2,860	197,324
Nikon Corp.	4,486	54,375
Nintendo Co. Ltd.	1,375	232,625
Nippon Building Fund, Inc. REIT	18	87,443
Nippon Electric Glass Co. Ltd.	5,241	25,428
Nippon Express Co. Ltd.	10,749	51,528
Nippon Paint Holdings Co. Ltd.	1,927	33,786
Nippon Prologis REIT, Inc. REIT	19	34,527
Nippon Steel & Sumitomo Metal Corp.	9,841	180,032
Nippon Telegraph & Telephone Corp.	9,711	341,532
Nippon Yusen KK	21,269	49,425
Nissan Motor Co. Ltd.	32,185	296,892
Nisshin Seifun Group, Inc.	2,805	40,910
Nissin Foods Holdings Co. Ltd.	845	39,021
Nitori Holdings Co. Ltd.	973	76,729
Nitto Denko Corp.	2,136	128,473
NOK Corp.	1,253	27,166
Nomura Holdings, Inc.	47,006	273,126
Nomura Real Estate Holdings, Inc.	1,634	32,993
Nomura Research Institute Ltd.	1,629	62,847
NSK Ltd.	6,065	58,967
NTT Data Corp.	1,633	82,572
NTT DoCoMo, Inc.	18,510	310,773
NTT Urban Development Corp.	1,516	14,015
Obayashi Corp.	8,405	71,911
Odakyu Electric Railway Co. Ltd.	8,109	73,239
Oji Holdings Corp.	10,510	45,200

Olympus Corp.	3,548	110,644
Omron Corp.	2,532	76,640
Ono Pharmaceutical Co. Ltd.	1,067	127,093
Oracle Corp. Japan	502	21,281
Oriental Land Co. Ltd.	2,589	145,605
ORIX Corp.	17,134	221,948
Osaka Gas Co. Ltd.	24,271	92,503
Otsuka Corp.	683	33,393
Otsuka Holdings Co. Ltd.	5,054	162,669
Panasonic Corp.	28,578	290,537
Park24 Co. Ltd.	1,242	23,401
Rakuten, Inc.	12,031	154,514
Recruit Holdings Co. Ltd.	1,860	56,030
Resona Holdings, Inc.	28,580	146,229
Ricoh Co. Ltd.	9,160	92,761
Rinnai Corp.	481	36,822
Rohm Co. Ltd.	1,247	55,833
Ryohin Keikaku Co. Ltd.	308	63,148
Sankyo Co. Ltd.	642	22,913
Sanrio Co. Ltd.	644	17,647
Santen Pharmaceutical Co. Ltd.	4,814	64,971
SBI Holdings, Inc.	2,791	31,611
Secom Co. Ltd.	2,717	163,958
Sega Sammy Holdings, Inc.	2,453	24,053
Seibu Holdings, Inc.	1,576	32,050
Seiko Epson Corp.	3,660	51,884
Sekisui Chemical Co. Ltd.	5,448	57,465
Sekisui House Ltd.	7,783	122,461
Seven & I Holdings Co. Ltd.	9,753	447,493
Seven Bank Ltd.	7,840	34,149
Sharp Corp.*	18,921	21,800
Shikoku Electric Power Co., Inc.	2,349	38,484
Shimadzu Corp.	3,292	47,640
Shimamura Co. Ltd.	291	31,448
Shimano, Inc.	1,020	143,958
Shimizu Corp.	7,655	65,985
Shin-Etsu Chemical Co. Ltd.	5,313	273,470
Shinsei Bank Ltd.	23,392	48,387
Shionogi & Co. Ltd.	3,863	139,054
Shiseido Co. Ltd.	4,660	102,277
Shizuoka Bank Ltd. (The)	6,887	69,117
Showa Shell Sekiyu KK	2,480	19,676
SMC Corp.	697	153,302
SoftBank Group Corp.	12,433	572,859

Sompo Japan Nipponkoa Holdings, Inc.	4,301	125,585
Sony Corp.	16,274	398,487
Sony Financial Holdings, Inc.	2,290	37,765
Stanley Electric Co. Ltd.	1,879	37,693
Sumitomo Chemical Co. Ltd.	19,285	98,097
Sumitomo Corp.	14,569	140,842
Sumitomo Dainippon Pharma Co. Ltd.	2,095	21,009
Sumitomo Electric Industries Ltd.	9,763	125,609
Sumitomo Heavy Industries Ltd.	7,281	28,924
Sumitomo Metal Mining Co. Ltd.	6,469	73,766
Sumitomo Mitsui Financial Group, Inc.	16,473	627,976
Sumitomo Mitsui Trust Holdings, Inc.	42,949	158,643
Sumitomo Realty & Development Co. Ltd.	4,622	147,848
Sumitomo Rubber Industries Ltd.	2,251	31,356
Suntory Beverage & Food Ltd.	1,799	69,330
Suruga Bank Ltd.	2,379	44,396
Suzuken Co. Ltd.	1,020	34,134
Suzuki Motor Corp.	4,720	146,047
Sysmex Corp.	1,883	99,712
T&D Holdings, Inc.	7,498	88,934
Taiheiyo Cement Corp.	15,481	46,644
Taisei Corp.	13,511	88,510
Taisho Pharmaceutical Holdings Co. Ltd.	415	23,930
Taiyo Nippon Sanso Corp.	1,995	19,032
Takashimaya Co. Ltd.	3,744	30,421
Takeda Pharmaceutical Co. Ltd.	10,225	451,327
TDK Corp.	1,593	90,739
Teijin Ltd.	12,316	37,548
Terumo Corp.	3,932	111,646
THK Co. Ltd.	1,576	25,112
Tobu Railway Co. Ltd.	13,226	56,985
Toho Co. Ltd.	1,492	34,171
Toho Gas Co. Ltd.	5,391	31,951
Tohoku Electric Power Co., Inc.	5,858	79,866
Tokio Marine Holdings, Inc.	8,825	330,739
Tokyo Electric Power Co., Inc.*	18,721	125,803
Tokyo Electron Ltd.	2,221	105,127
Tokyo Gas Co. Ltd.	30,088	146,467
Tokyo Tatemono Co. Ltd.	2,700	32,384
Tokyu Corp.	14,559	107,126
Tokyu Fudosan Holdings Corp.	6,708	44,867
TonenGeneral Sekiyu KK	3,720	36,172
Toppan Printing Co. Ltd.	6,863	55,462
Toray Industries, Inc.	19,006	164,953

Toshiba Corp.*	52,110	131,781
TOTO Ltd.	1,864	58,427
Toyo Seikan Group Holdings Ltd.	2,150	34,218
Toyo Suisan Kaisha Ltd.	1,167	44,371
Toyoda Gosei Co. Ltd.	855	16,906
Toyota Industries Corp.	2,108	100,622
Toyota Motor Corp.	35,395	2,084,688
Toyota Tsusho Corp.	2,749	58,148
Trend Micro, Inc.	1,385	49,123
Unicharm Corp.	4,821	85,669
United Urban Investment Corp. REIT	34	45,546
USS Co. Ltd.	2,886	48,317
West Japan Railway Co.	2,131	133,596
Yahoo Japan Corp.	18,429	70,461
Yakult Honsha Co. Ltd.	1,138	57,081
Yamada Denki Co. Ltd.	8,852	35,796
Yamaguchi Financial Group, Inc.	2,594	31,899
Yamaha Corp.	2,207	49,057
Yamaha Motor Co. Ltd.	3,396	68,591
Yamato Holdings Co. Ltd.	4,510	86,599
Yamazaki Baking Co. Ltd.	1,450	22,404
Yaskawa Electric Corp.	2,989	30,573
Yokogawa Electric Corp.	2,987	31,350
Yokohama Rubber Co. Ltd. (The)	1,300	23,006
		34,415,705

Luxembourg - 0.2%
ArcelorMittal	12,934	67,508
Millicom International Cellular SA (SDR)	870	54,277
SES SA (FDR)	4,151	130,844
Tenaris SA	6,112	73,464
		326,093

Netherlands - 4.4%
Aegon NV	23,451	134,904
Airbus Group NV	7,644	453,535
Akzo Nobel NV	3,177	206,317
Altice NV:
Class A*	3,370	70,436
Class B*	1,142	25,449
ASML Holding NV	4,485	392,789
Boskalis Westminster NV	1,113	48,671
CNH Industrial NV	12,280	80,075

Delta Lloyd NV	2,886	24,262
Fiat Chrysler Automobiles NV*	11,642	151,582
Gemalto NV	1,042	67,558
Heineken Holding NV	1,304	92,881
Heineken NV	2,982	241,100
ING Groep NV (CVA)	50,060	709,873
Koninklijke Ahold NV, Amsterdam Stock Exchange	11,577	225,710
Koninklijke DSM NV	2,348	108,303
Koninklijke KPN NV	41,457	155,229
Koninklijke Philips NV	12,100	285,009
Koninklijke Vopak NV	925	36,943
NN Group NV	2,523	72,297
OCI NV*	1,109	28,416
QIAGEN NV*	2,884	74,307
Randstad Holding NV	1,659	98,889
Royal Dutch Shell plc:
Class A	50,413	1,187,764
Class B	31,589	748,612
STMicroelectronics NV	8,250	56,116
TNT Express NV	6,456	49,134
Unilever NV, NY (CVA)	21,086	847,680
Wolters Kluwer NV	3,907	120,331
		6,794,172

New Zealand - 0.1%
Auckland International Airport Ltd.	12,539	39,189
Contact Energy Ltd.	9,492	30,089
Fletcher Building Ltd.	9,056	39,447
Meridian Energy Ltd.	16,872	22,723
Mighty River Power Ltd.	9,216	14,818
Ryman Healthcare Ltd.	4,937	23,096
Spark New Zealand Ltd.	24,156	46,018
		215,380

Norway - 0.5%
DNB ASA	12,650	164,538
Gjensidige Forsikring ASA	2,633	35,432
Norsk Hydro ASA	17,408	58,032
Orkla ASA	10,551	78,226
Seadrill Ltd.	4,835	28,199
Statoil ASA	14,446	210,318
Telenor ASA	9,717	181,418

Yara International ASA	2,324	92,691
		848,854

Portugal - 0.1%
Banco Comercial Portugues SA*	496,400	24,139
Banco Espirito Santo SA*(b)	34,023	—
EDP - Energias de Portugal SA	29,976	109,761
Galp Energia SGPS SA	5,076	50,022
Jeronimo Martins SGPS SA	3,314	44,707
		228,629

Singapore - 1.2%
Ascendas Real Estate Investment Trust REIT	26,903	44,371
CapitaLand Commercial Trust REIT	27,140	25,626
CapitaLand Ltd.	33,196	62,708
CapitaLand Mall Trust REIT	31,907	42,618
City Developments Ltd.	5,387	29,167
ComfortDelGro Corp. Ltd.	28,011	56,700
DBS Group Holdings Ltd.	22,710	259,427
Global Logistic Properties Ltd.	40,729	58,575
Golden Agri-Resources Ltd.	92,959	21,602
Hutchison Port Holdings Trust	74,548	41,081
Jardine Cycle & Carriage Ltd.	1,534	29,279
Keppel Corp. Ltd.	18,825	90,241
Oversea-Chinese Banking Corp. Ltd.	38,765	239,980
SembCorp Industries Ltd.	12,944	31,500
SembCorp Marine Ltd.	11,005	17,724
Singapore Airlines Ltd.	7,108	53,535
Singapore Exchange Ltd.	10,581	52,355
Singapore Press Holdings Ltd.	21,073	56,949
Singapore Technologies Engineering Ltd.	20,536	43,100
Singapore Telecommunications Ltd.	103,190	261,725
StarHub Ltd.	7,954	19,369
Suntec Real Estate Investment Trust REIT	31,243	32,944
United Overseas Bank Ltd.	16,719	218,090
UOL Group Ltd.	6,217	26,269
Wilmar International Ltd.	25,291	45,835
Yangzijiang Shipbuilding Holdings Ltd.	25,259	20,196
		1,880,966

Spain - 3.4%
Abertis Infraestructuras SA	6,104	96,468
ACS Actividades de Construccion y Servicios SA	2,528	72,616

Aena SA(e)*	873	96,301
Amadeus IT Holding SA Class A	5,793	247,438
Banco Bilbao Vizcaya Argentaria SA	81,617	691,508
Banco de Sabadell SA	63,950	117,342
Banco Popular Espanol SA:
Right*(b)	21,941	440
Common	21,941	79,924
Banco Santander SA	185,321	985,717
Bankia SA	59,634	77,191
Bankinter SA	8,726	64,110
CaixaBank SA Common*(b)	354	1,362
CaixaBank SA	33,600	129,376
Distribuidora Internacional de Alimentacion SA*	8,143	49,165
Enagas SA	2,811	80,480
Endesa SA	4,111	86,525
Ferrovial SA	5,729	136,628
Gas Natural SDG SA	4,533	88,299
Grifols SA	1,930	79,746
Iberdrola SA	69,928	464,755
Industria de Diseno Textil SA	14,120	472,507
International Consolidated Airlines Group SA*	10,546	94,150
Mapfre SA	14,103	36,808
Red Electrica Corp. SA	1,400	116,170
Repsol SA	13,738	159,913
Telefonica SA	57,532	696,559
Zardoya Otis SA	2,290	24,754
		5,246,252

Sweden - 2.8%
Alfa Laval AB	3,842	62,745
Assa Abloy AB Class B	12,974	232,393
Atlas Copco AB:
Class A	8,692	208,969
Class B	5,051	112,932
Boliden AB	3,540	55,267
Electrolux AB, Series B	3,114	87,863
Getinge AB Class B	2,590	57,678
Hennes & Mauritz AB Class B	12,289	448,090
Hexagon AB Class B	3,364	102,669
Husqvarna AB Class B	5,378	35,199
ICA Gruppen AB	1,019	34,379
Industrivarden AB, Class C	2,161	37,850
Investment AB Kinnevik Class B	3,047	86,994

Investor AB Class B	5,895	202,333
Lundin Petroleum AB*	2,866	36,853
Nordea Bank AB	39,318	437,901
Sandvik AB	13,801	117,414
Securitas AB Class B	4,122	50,268
Skandinaviska Enskilda Banken AB Class A	19,662	209,556
Skanska AB Class B	4,919	96,335
SKF AB Class B	5,147	94,565
Svenska Cellulosa AB SCA Class B	7,617	212,855
Svenska Handelsbanken AB Class A	19,383	277,691
Swedbank AB Class A	11,722	258,547
Swedish Match AB	2,543	76,773
Tele2 AB Class B	4,201	40,867
Telefonaktiebolaget LM Ericsson Class B	39,393	386,971
TeliaSonera AB	33,630	180,875
Volvo AB Class B	19,900	190,510
		4,433,342

Switzerland - 9.7%
ABB Ltd.*	28,464	502,718
Actelion Ltd.*	1,329	168,600
Adecco SA*	2,202	161,024
Aryzta AG*	1,148	48,587
Baloise Holding AG	654	74,929
Barry Callebaut AG*	28	30,422
Chocoladefabriken Lindt & Sprungli AG:
Participation Certificate	12	70,289
Registered Shares	1	70,856
Cie Financiere Richemont SA	6,757	524,995
Coca-Cola HBC AG*	2,638	55,887
Credit Suisse Group AG*	20,147	483,376
Dufry AG*	522	61,045
EMS-Chemie Holding AG	107	43,996
Geberit AG	489	149,310
Givaudan SA*	119	193,377
Glencore plc*	143,970	200,443
Julius Baer Group Ltd.*	2,897	131,451
Kuehne + Nagel International AG	699	89,714
LafargeHolcim Ltd.*	5,622	294,564
Lonza Group AG*	685	89,840
Nestle SA	41,743	3,134,995
Novartis AG	29,454	2,705,791
Pargesa Holding SA	406	23,789

Partners Group Holding AG	209	70,817
Roche Holding AG	9,094	2,397,516
Schindler Holding AG:
Participation Certificate	577	82,848
Registered Shares	269	39,414
SGS SA	70	122,054
Sika AG	27	83,309
Sonova Holding AG	695	89,381
Sulzer AG	315	30,812
Swatch Group AG (The):
Bearer Shares	399	147,780
Registered Shares	653	47,089
Swiss Life Holding AG*	415	92,529
Swiss Prime Site AG*	865	63,137
Swiss Re AG	4,558	390,740
Swisscom AG	335	167,014
Syngenta AG	1,203	385,336
Transocean Ltd.	4,769	61,527
UBS Group AG	47,272	873,628
Wolseley plc	3,369	196,908
Zurich Insurance Group AG*	1,945	477,212
		15,129,049

United Kingdom - 17.8%
3i Group plc	12,588	88,958
Aberdeen Asset Management plc	12,112	54,426
Admiral Group plc	2,735	62,211
Aggreko plc	3,371	48,578
Amec Foster Wheeler plc	5,048	54,803
Anglo American plc	18,145	151,660
Antofagasta plc	5,191	39,328
ARM Holdings plc	18,268	263,029
Ashtead Group plc	6,515	91,871
Associated British Foods plc	4,611	233,482
AstraZeneca plc	16,356	1,037,081
Aviva plc	52,363	358,632
Babcock International Group plc	3,391	46,868
BAE Systems plc	40,958	277,825
Barclays plc	216,846	800,976
Barratt Developments plc	12,841	125,502
BG Group plc	44,205	636,855
BHP Billiton plc	27,339	416,989
BP plc	236,353	1,196,928

British American Tobacco plc	24,130	1,332,395
British Land Co. plc (The) REIT	12,551	159,435
BT Group plc	108,306	688,570
Bunzl plc	4,336	116,283
Burberry Group plc	5,757	119,373
Capita plc	8,601	156,074
Carnival plc	2,384	122,945
Centrica plc	64,396	223,576
Cobham plc	14,738	63,765
Compass Group plc	21,479	342,608
Croda International plc	1,757	72,101
Diageo plc	32,550	875,155
Direct Line Insurance Group plc	17,798	101,061
Dixons Carphone plc	12,669	81,457
easyJet plc	2,090	56,276
Fresnillo plc	2,910	26,064
G4S plc	20,084	70,177
GKN plc	21,333	86,708
GlaxoSmithKline plc	62,991	1,206,443
Hammerson plc REIT	10,153	95,903
Hargreaves Lansdown plc	3,413	62,436
HSBC Holdings plc	252,623	1,909,336
ICAP plc	7,255	50,251
IMI plc	3,578	51,400
Imperial Tobacco Group plc	12,389	640,660
Inmarsat plc	5,866	87,236
InterContinental Hotels Group plc	3,056	105,592
Intertek Group plc	2,088	76,899
Intu Properties plc REIT	12,136	60,600
Investec plc	7,270	55,678
ITV plc	49,581	184,830
J Sainsbury plc	17,536	69,342
Johnson Matthey plc	2,652	98,423
Kingfisher plc	30,109	163,580
Land Securities Group plc REIT	10,233	195,173
Legal & General Group plc	76,925	277,535
Lloyds Banking Group plc	739,115	841,820
London Stock Exchange Group plc	4,046	148,363
Marks & Spencer Group plc	21,341	162,027
Meggitt plc	10,188	73,495
Melrose Industries plc	13,102	52,443
Merlin Entertainments plc(e)	9,342	52,581
Mondi plc	4,753	99,664
National Grid plc	48,430	673,871

Next plc	1,879	216,669
Old Mutual plc	63,766	182,809
Pearson plc	10,618	181,311
Persimmon plc*	3,968	120,795
Petrofac Ltd.	3,415	39,770
Prudential plc	33,280	702,930
Randgold Resources Ltd.	1,214	71,394
Reckitt Benckiser Group plc	8,315	754,089
RELX NV	13,196	215,214
RELX PLC	14,537	249,242
Rexam plc	9,126	72,279
Rio Tinto plc	16,372	548,770
Rolls-Royce Holdings plc*	23,799	244,160
Royal Bank of Scotland Group plc*	41,876	199,928
Royal Mail plc	10,355	71,935
RSA Insurance Group plc	13,161	80,280
SABMiller plc	12,556	710,869
Sage Group plc (The)	13,951	105,465
Schroders plc	1,609	68,410
Segro plc REIT	9,773	63,501
Severn Trent plc	3,076	101,750
Sky plc	13,365	211,301
Smith & Nephew plc	11,576	202,255
Smiths Group plc	5,110	77,788
Sports Direct International plc*	3,545	40,633
SSE plc	12,854	291,250
St James's Place plc	6,773	87,114
Standard Chartered plc	32,956	320,109
Standard Life plc	25,490	149,876
Subsea 7 SA*	3,477	26,107
Tate & Lyle plc	6,153	54,900
Taylor Wimpey plc	42,114	124,829
Tesco plc	105,323	292,402
Travis Perkins plc	3,251	96,832
Tullow Oil plc*	11,989	30,780
Unilever plc	16,613	676,136
United Utilities Group plc	8,826	123,617
Vodafone Group plc	343,209	1,084,272
Weir Group plc (The)	2,762	48,946
Whitbread plc	2,352	166,212
William Hill plc	11,544	61,313
WM Morrison Supermarkets plc	29,027	73,062

WPP plc	16,861	350,814
		27,767,724

Total Equity Securities (Cost $143,075,199)		152,080,522

EXCHANGE-TRADED PRODUCTS - 1.8%
iShares MSCI EAFE ETF	48,385	2,773,428

Total Exchange-Traded Products (Cost $2,948,355)		2,773,428

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 0.3%
State Street Bank Time Deposit, 0.088%, 10/1/15	411,574	411,574

Total Time Deposit (Cost $411,574)		411,574

TOTAL INVESTMENTS (Cost $146,435,128) - 99.6%		155,265,524
Other assets and liabilities, net - 0.4%		653,223
NET ASSETS - 100.0%		$155,918,747

*	Non-income producing security.
(b)	This security was valued under the direction of the Board of Directors. See Note A.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Abbreviations:
CVA:	Certificaten Van Aandelen
ETF:	Exchange Traded Fund
FDR:	Fiduciary Depositary Receipts
Ltd.:	Limited
plc:	Public Limited Company
REIT:	Real Estate Investment Trust
SDR:	Swedish Depositary Receipts

CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2015 (Unaudited)

	SHARES	VALUE ($)
EXCHANGE-TRADED PRODUCTS - 94.7%
Consumer Staples Select Sector SPDR Fund	9,300	438,867
Financial Select Sector SPDR Fund	28,400	643,544
iShares Core S&P Mid-Cap ETF	27,300	3,729,453
iShares Core U.S. Aggregate Bond ETF	199,900	21,905,042
iShares North American Natural Resources ETF	15,000	435,600
iShares Russell 2000 ETF	25,800	2,817,360
iShares S&P 500 Growth ETF	52,500	5,659,500
iShares S&P 500 Value ETF	67,400	5,663,622
iShares S&P Mid-Cap 400 Growth ETF	6,000	942,540
iShares S&P Mid-Cap 400 Value ETF	8,000	922,880
SPDR Barclays High Yield Bond ETF	25,200	898,632
Technology Select Sector SPDR Fund	15,500	612,250
Vanguard FTSE Developed Markets ETF	240,800	8,582,112
Vanguard FTSE Emerging Markets ETF	23,500	777,615
Vanguard REIT ETF	24,800	1,873,392
Vanguard S&P 500 ETF	70,300	12,352,413
Vanguard Total Bond Market ETF	268,500	21,998,205

Total Exchange-Traded Products (Cost $93,116,683)		90,253,027

	PRINCIPAL AMOUNT ($)
TIME DEPOSITS - 5.4%
State Street Bank Time Deposit, 0.088%, 10/1/15	5,088,943	5,088,943

Total Time Deposit (Cost $5,088,943)		5,088,943

TOTAL INVESTMENTS (cost $98,205,626) - 100.1%		95,341,970
Other assets and liabilities, net - (0.1)%		(67,792)
NET ASSETS - 100.0%		$95,274,178

Abbreviations:
ETF:	Exchange Traded Fund
REIT:	Real Estate Investment Trust

CALVERT VP VOLATILITY MANAGED MODERATE PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2015 (Unaudited)

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Sold:
E-Mini MSCI EAFE Index	(15)	12/15	($1,237,125)	$28,673
E-Mini Russell 2000 Index	(7)	12/15	(767,130)	35,045
E-Mini S&P 400 Index	(5)	12/15	(681,450)	16,601
E-Mini S&P 500 Index	(28)	12/15	(2,672,180)	58,619
Total Sold				$138,938

CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2015 (Unaudited)

	SHARES	VALUE ($)
EXCHANGE-TRADED PRODUCTS - 94.3%
Consumer Staples Select Sector SPDR Fund	5,400	254,826
Financial Select Sector SPDR Fund	19,600	444,136
iShares Core S&P Mid-Cap ETF	25,800	3,524,538
iShares Core U.S. Aggregate Bond ETF	110,600	12,119,548
iShares North American Natural Resources ETF	8,600	249,744
iShares Russell 2000 ETF	21,400	2,336,880
iShares S&P 500 Growth ETF	43,300	4,667,740
iShares S&P 500 Value ETF	56,200	4,722,486
iShares S&P Mid-Cap 400 Growth ETF	3,600	565,524
iShares S&P Mid-Cap 400 Value ETF	4,600	530,656
SPDR Barclays High Yield Bond ETF	6,800	242,488
Technology Select Sector SPDR Fund	10,300	406,850
Vanguard FTSE Developed Markets ETF	200,700	7,152,948
Vanguard FTSE Emerging Markets ETF	15,300	506,277
Vanguard REIT ETF	23,600	1,782,744
Vanguard S&P 500 ETF	57,100	10,033,041
Vanguard Total Bond Market ETF	80,200	6,570,786

Total Exchange-Traded Products (Cost $58,623,016)		56,111,212

TIME DEPOSIT - 5.5%	PRINCIPAL AMOUNT ($)
State Street Bank Time Deposit, 0.088%, 10/1/15	3,269,660	3,269,660

Total Time Deposit (Cost $3,269,660)		3,269,660

TOTAL INVESTMENTS (Cost $61,892,676) - 99.8%		59,380,872
Other assets and liabilities, net - 0.2%		144,203
NET ASSETS - 100.0%		$59,525,075

Abbreviations:
ETF:	Exchange Traded Fund
REIT:	Real Estate Investment Trust

CALVERT VP VOLATILITY MANAGED MODERATE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2015 (Unaudited)

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Sold:
E-Mini MSCI EAFE Index	(27)	12/15	($2,226,825)	$50,343
E-Mini Russell 2000 Index	(14)	12/15	(1,534,260)	61,059
E-Mini S&P 400 Index	(10)	12/15	(1,362,900)	43,372
E-Mini S&P 500 Index	(54)	12/15	(5,153,490)	102,362
Total Sold				$257,136

CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2015 (Unaudited)

	SHARES	VALUE ($)
EXCHANGE-TRADED PRODUCTS - 93.6%
Consumer Staples Select Sector SPDR Fund	9,300	438,867
Financial Select Sector SPDR Fund	30,600	693,396
iShares Core S&P Mid-Cap ETF	59,800	8,169,278
iShares Core U.S. Aggregate Bond ETF	161,800	17,730,044
iShares North American Natural Resources ETF	15,300	444,312
iShares Russell 2000 ETF	47,900	5,230,680
iShares S&P 500 Growth ETF	102,000	10,995,600
iShares S&P 500 Value ETF	132,000	11,091,960
iShares S&P Mid-Cap 400 Growth ETF	6,700	1,052,503
iShares S&P Mid-Cap 400 Value ETF	8,800	1,015,168
SPDR Barclays High Yield Bond ETF	13,300	474,278
Technology Select Sector SPDR Fund	17,900	707,050
Vanguard FTSE Developed Markets ETF	448,200	15,973,848
Vanguard FTSE Emerging Markets ETF	27,200	900,048
Vanguard REIT ETF	57,200	4,320,888
Vanguard S&P 500 ETF	124,000	21,788,040

Total Exchange-Traded Products (Cost $105,472,863)		101,025,960

TIME DEPOSIT - 5.8%	PRINCIPAL AMOUNT ($)
State Street Bank Time Deposit, 0.088%, 10/1/15	6,238,871	6,238,871

Total Time Deposit (Cost $6,238,871)		6,238,871

TOTAL INVESTMENTS (Cost $111,711,734) - 99.4%		107,264,831
Other assets and liabilities, net - 0.6%		682,054
NET ASSETS - 100.0%		$107,946,885

Abbreviations:
ETF:	Exchange Traded Fund
REIT:	Real Estate Investment Trust

CALVERT VP VOLATILITY MANAGED GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2015 (Unaudited)

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Sold:
E-Mini MSCI EAFE Index	(86)	12/15	($7,092,850)	$182,176
E-Mini Russell 2000 Index	(47)	12/15	(5,150,730)	234,753
E-Mini S&P 400 Index	(33)	12/15	(4,497,570)	140,190
E-Mini S&P 500 Index	(176)	12/15	(16,796,560)	376,428
Total Sold				$933,547

CALVERT VP NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2015 (Unaudited)

	SHARES	VALUE ($)
EXCHANGE-TRADED PRODUCTS - 98.0%
Energy Select Sector SPDR Fund	96,700	5,918,040
GreenHaven Continuous Commodity Index Fund *	147,000	2,862,090
iPath Bloomberg Commodity Index Total Return ETN *	393,300	9,616,185
iPath Bloomberg Grains Sub-index Total Return ETN *	45,100	1,499,575
iShares North American Natural Resources ETF	367,100	10,660,584
iShares U.S. Oil & Gas Exploration & Production ETF	54,200	3,005,390
Market Vectors Gold Miners ETF	74,400	1,022,256
Market Vectors Oil Service ETF	108,700	2,987,076
PowerShares DB Base Metals Fund *	80,600	1,025,232
PowerShares DB Precious Metals Fund *	13,200	449,592
SPDR S&P Metals & Mining ETF	79,900	1,335,928
Vanguard Energy ETF	70,400	5,967,104

Total Exchange-Traded Products (Cost $66,307,390)		46,349,052

	PRINCIPAL AMOUNT ($)
TIME DEPOSIT - 2.9%
State Street Bank Time Deposit, 0.088%, 10/1/15	1,357,125	1,357,125

Total Time Deposit (Cost $1,357,125)		1,357,125

TOTAL INVESTMENTS (Cost $67,664,515) - 100.9%		47,706,177
Other assets and liabilities, net - (0.9)%		(426,592)
NET ASSETS - 100.0%		$47,279,585

*	Non-income producing security.

Abbreviations:
ETF:	Exchange Traded Fund
ETN:	Exchange Traded Note

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2015 (Unaudited)

	SHARES	VALUE ($)
EQUITY SECURITIES - 93.0%

Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	2,407	163,146
Expeditors International of Washington, Inc.	3,151	148,255
		311,401

Airlines - 0.5%
American Airlines Group, Inc.	11,137	432,450

Automobiles - 0.6%
Tesla Motors, Inc. *	2,152	534,557

Beverages - 0.5%
Monster Beverage Corp. *	3,407	460,422

Biotechnology - 10.3%
Alexion Pharmaceuticals, Inc. *	3,748	586,150
Amgen, Inc.	12,551	1,736,054
Biogen, Inc. *	3,899	1,137,767
BioMarin Pharmaceutical, Inc. *	2,645	278,571
Celgene Corp. *	13,077	1,414,539
Gilead Sciences, Inc.	24,329	2,388,865
Regeneron Pharmaceuticals, Inc. *	1,687	784,691
Vertex Pharmaceuticals, Inc. *	4,056	422,392
		8,749,029

Commercial Services & Supplies - 0.2%
Stericycle, Inc. *	1,396	194,477

Communications Equipment - 4.3%
Cisco Systems, Inc.	84,312	2,213,190
QUALCOMM, Inc.	26,047	1,399,505
		3,612,695

Food & Staples Retailing - 3.2%
Costco Wholesale Corp.	7,286	1,053,337
Walgreens Boots Alliance, Inc.	18,107	1,504,692
Whole Foods Market, Inc.	5,929	187,653
		2,745,682

Food Products - 3.1%
Keurig Green Mountain, Inc.	2,552	133,061
Kraft Heinz Co. (The)	20,106	1,419,082
Mondelez International, Inc., Class A	26,712	1,118,431
		2,670,574

Health Care Equipment & Supplies - 0.3%
Intuitive Surgical, Inc. *	614	282,182

Health Care Providers & Services - 1.3%
Express Scripts Holding Co. *	11,202	906,914
Henry Schein, Inc. *	1,377	182,755
		1,089,669

Health Care Technology - 0.4%
Cerner Corp. *	5,721	343,031

Hotels, Restaurants & Leisure - 2.1%
Marriott International, Inc., Class A	4,408	300,626
Starbucks Corp.	24,605	1,398,548
Wynn Resorts Ltd.	1,690	89,773
		1,788,947

Household Durables - 0.1%
Garmin Ltd.	3,152	113,094

Internet & Catalog Retail - 7.7%
Amazon.com, Inc. *	7,754	3,969,195
JD.com, Inc. (ADR) *	13,350	347,901
Liberty Interactive Corp. QVC Group, Class A *	7,322	192,056
Liberty Ventures, Series A *	2,262	91,272
Netflix, Inc. *	7,062	729,222
Priceline Group, Inc. (The) *	841	1,040,200
TripAdvisor, Inc. *	2,161	136,186
		6,506,032

Internet Software & Services - 13.7%
Akamai Technologies, Inc. *	2,925	202,001
Alphabet, Inc.:
Class A*	4,806	3,068,006
Class C*	5,702	3,469,211
Baidu, Inc. (ADR) *	4,593	631,124

eBay, Inc. *	20,046	489,924
Facebook, Inc., Class A *	37,461	3,367,744
Yahoo!, Inc. *	15,606	451,169
		11,679,179

IT Services - 2.2%
Automatic Data Processing, Inc.	7,744	622,308
Cognizant Technology Solutions Corp., Class A *	10,105	632,674
Fiserv, Inc. *	3,923	339,771
Paychex, Inc.	5,968	284,256
		1,879,009

Leisure Products - 0.1%
Mattel, Inc.	5,655	119,094

Life Sciences - Tools & Services - 0.5%
Illumina, Inc. *	2,399	421,792

Machinery - 0.4%
PACCAR, Inc.	5,826	303,942

Media - 6.3%
Charter Communications, Inc., Class A *	1,836	322,861
Comcast Corp.:
Class A	35,023	1,992,108
Special Class A	6,104	349,393
Discovery Communications, Inc.:
Class A*	2,448	63,721
Class C*	4,668	113,386
DISH Network Corp., Class A *	3,671	214,166
Liberty Global plc:
Class A*	4,130	177,342
Series C*	10,140	415,943
Liberty Global plc LiLAC:
Class A*	206	6,940
Class C*	514	17,599
Liberty Media Corp.:
Class A*	1,744	62,296
Class C*	3,833	132,085
Sirius XM Holdings, Inc. *	88,247	330,044
Twenty-First Century Fox, Inc.:
Class A	20,240	546,075
Class B	13,123	355,240

Viacom, Inc., Class B	5,717	246,689
		5,345,888

Multiline Retail - 0.3%
Dollar Tree, Inc. *	3,890	259,307

Pharmaceuticals - 0.4%
Mylan NV *	8,149	328,079

Professional Services - 0.3%
Verisk Analytics, Inc., Class A *	2,793	206,431

Semiconductors & Semiconductor Equipment - 8.0%
Altera Corp.	4,945	247,646
Analog Devices, Inc.	5,196	293,106
Applied Materials, Inc.	20,192	296,620
Avago Technologies Ltd.	4,306	538,293
Broadcom Corp., Class A	9,267	476,602
Intel Corp.	78,810	2,375,333
KLA-Tencor Corp.	2,673	133,650
Lam Research Corp.	2,618	171,034
Linear Technology Corp.	3,931	158,616
Micron Technology, Inc. *	17,704	265,206
NVIDIA Corp.	9,096	224,216
NXP Semiconductors NV *	4,152	361,515
Skyworks Solutions, Inc.	3,155	265,683
Texas Instruments, Inc.	17,015	842,583
Xilinx, Inc.	4,296	182,150
		6,832,253

Software - 10.2%
Activision Blizzard, Inc.	12,000	370,680
Adobe Systems, Inc. *	8,232	676,835
Autodesk, Inc. *	3,788	167,202
CA, Inc.	7,277	198,662
Check Point Software Technologies Ltd. *	3,021	239,656
Citrix Systems, Inc. *	2,627	181,999
Electronic Arts, Inc. *	5,190	351,622
Intuit, Inc.	4,548	403,635
Microsoft Corp.	132,588	5,868,345
Symantec Corp.	11,214	218,337
		8,676,973

Specialty Retail - 1.4%
Bed Bath & Beyond, Inc. *	2,830	161,367
O'Reilly Automotive, Inc. *	1,648	412,000
Ross Stores, Inc.	6,852	332,116
Staples, Inc.	10,523	123,435
Tractor Supply Co.	2,238	188,708
		1,217,626

Technology Hardware, Storage & Peripherals - 13.3%
Apple, Inc.	94,538	10,427,541
NetApp, Inc.	5,123	151,641
SanDisk Corp.	3,389	184,124
Seagate Technology plc	5,007	224,314
Western Digital Corp.	3,797	301,634
		11,289,254

Trading Companies & Distributors - 0.2%
Fastenal Co.	4,856	177,778

Wireless Telecommunication Services - 0.7%
SBA Communications Corp., Class A *	2,152	225,400
VimpelCom Ltd. (ADR)	29,571	121,685
Vodafone Group plc (ADR)	6,609	209,770
		556,855

Total Equity Securities (Cost $43,685,002)		79,127,702

EXCHANGE-TRADED PRODUCTS - 2.3%
Powershares QQQ Trust, Series 1	19,500	1,984,320

Total Exchange-Traded Products (Cost $2,036,475)		1,984,320

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 4.4%
State Street Bank Time Deposit, 0.088%, 10/1/15	3,719,782	3,719,782

Total Time Deposit (Cost $3,719,782)		3,719,782

U.S. TREASURY OBLIGATIONS - 0.4%
United States Treasury Bills, 0.15%, 3/31/16 ^	300,000	299,878

Total U.S. Treasury Obligations (Cost $299,770)		299,878

TOTAL INVESTMENTS (Cost $49,741,029) - 100.1%		85,131,682
Other assets and liabilities, net - (0.1)%		(79,680)
NET ASSETS - 100.0%		$85,052,002

*	Non-income producing security.
^	Futures collateralized by $300,000 par value of U.S. Treasury Bills.

Abbreviations:
ADR:	American Depositary Receipts
Ltd.:	Limited
plc:	Public Limited Company
ETF:	Exchange-Traded Fund

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2015 (Unaudited)

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini NASDAQ 100 Index^	48	12/15	$3,996,480	($122,992)

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Variable Products, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of eleven separate portfolios. Calvert VP SRI Large Cap Value, Calvert VP S&P 500 Index, Calvert VP Investment Grade Bond Index, Calvert VP S&P MidCap 400 Index, Calvert VP Russell 2000 Small Cap Index, Calvert VP EAFE International Index, Calvert VP Volatility Managed Moderate, Calvert VP Volatility Managed Moderate Growth, and Calvert VP Volatility Managed Growth Portfolios are registered as diversified portfolios. Calvert VP Natural Resources and Calvert VP Nasdaq 100 Index Portfolios are registered as non-diversified portfolios. The operations of each series of the Fund are accounted for separately. Shares of the Fund are sold without sales charge to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946).
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. U.S. generally accepted accounting principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account and are categorized as Level 2 in the hierarchy. The Fund has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters. Such securities would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing this technique may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Exchange traded products are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign government bonds, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At September 30, 2015, the following securities were fair valued in good faith under the direction of the Board:

	TOTAL FAIR VALUE INVESTMENTS	% OF NET ASSETS
Calvert VP S&P 500 Index	$774	0%
Calvert VP Investment Grade Bond Index	$0	0%
Calvert VP S&P MidCap 400 Index	$0	0%
Calvert VP Russell 2000	$13,201	0%
Calvert VP EAFE Index	$43,388	0%

The following table summarizes the market value of the Portfolios’ holdings as of September 30, 2015, based on the inputs used to value them:

Calvert VP SRI Large Cap Value	Valuation Inputs

INVESTMENT IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Equity Securities*	$73,161,961	$3,054,787**	$—	$76,216,748
Time Deposit	—	1,422,797	—	1,422,797
TOTAL	$73,161,961	$4,477,584	$—	$77,639,545

*	For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.
**
Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading. On September 30, 2015, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.

There were no transfers between levels during the quarter ended September 30, 2015.

Calvert VP S&P 500 Index	Valuation Inputs

INVESTMENT IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Equity Securities*	$317,448,752	$774	$—	$317,449,526
Exchange-Traded Products	6,563,327	—	—	6,563,327
U.S. Treasury Obligations	—	1,499,432	—	1,499,432
Time Deposit	—	12,689,053	—	12,689,053
TOTAL	$324,012,079	$14,189,259	$—	$338,201,338
Other financial instruments**	($266,853)	$—	$—	($266,853)

*	For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.
**
Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation of the instrument.

There were no transfers between levels during the quarter ended September 30, 2015.

Calvert VP Investment Grade Bond Index	Valuation Inputs

INVESTMENT IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$1,155,644	$—	$1,155,644
Commercial Mortgage-Backed Securities	—	3,771,849	—	3,771,849
Corporate Bonds	—	50,898,425	**	50,898,425
Municipal Obligations	—	1,014,599	—	1,014,599
Sovereign Government Bonds	—	993,656	—	993,656
U.S. Government Agencies and Instrumentalities	—	16,318,317	—	16,318,317
U.S. Government Agency Mortgage-Backed Securities	—	53,323,120	—	53,323,120
U.S. Treasury Obligations	—	71,406,620	—	71,406,620
Time Deposit	—	367,740	—	367,740
TOTAL	$—	$199,249,970	$**	$199,249,970

*	For a complete listing of investments, please refer to the Schedule of Investments.
**	Level 3 securities are valued at $0 and represent 0.0% if net assets.

There were no transfers between levels during the quarter ended September 30, 2015.

Calvert VP S&P MidCap 400 Index	Valuation Inputs

INVESTMENT IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Equity Securities*	$218,307,846	$—	$—	$218,307,846
Exchange-Traded Products	3,783,128	—	—	3,783,128
Time Deposit	—	10,801,993	—	10,801,993
U.S. Treasury Obligations	—	999,621	—	999,621
TOTAL	$222,090,974	$11,801,614	$—	$233,892,588
Other financial instruments**	($326,745)	$—	$—	($326,745)

*	For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.
**
Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation of the instrument.

There were no transfers between levels during the quarter ended September 30, 2015.

Calvert VP Russell 2000 Small Cap Index	Valuation Inputs

INVESTMENT IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Equity Securities*	$128,828,344	$13,187	$15	$128,841,546
Exchange-Traded Products	1,703,519	—	—	1,703,519
U.S.Treasury Obligations	—	999,596		999,596
Time Deposit	—	3,761,760	—	3,761,760
TOTAL	$130,531,863	$4,774,543	$15***	$135,306,421
Other financial instruments**	($213,510)	$—	$—	($213,510)

*	For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.
**
Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation of the instrument.

***	Level 3 securities are valued at $15 and represent 0.0% if net assets.

There were no transfers between levels during the quarter ended September 30, 2015.

Calvert VP EAFE International Index	Valuation Inputs

INVESTMENT IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Equity Securities*	$539,150	$151,541,372**	$—	$152,080,522
Exchange-Traded Products	2,773,428	—	—	2,773,428
Time Deposit	—	411,574	—	411,574
TOTAL	$3,312,578	$151,952,946	$—	$155,265,524

*	For further breakdown of Equity securities by country, please refer to the Schedule of Investments..
**
Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading. On September 30, 2015, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.

Calvert VP Volatility Managed Moderate	Valuation Inputs

INVESTMENT IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange-Traded Products	$90,253,027	$—	$—	$90,253,027
Time Deposit	—	5,088,943	—	5,088,943
TOTAL	$90,253,027	$5,088,943	$—	$95,341,970
Other financial instruments**	$138,938	$—	$—	$138,938

*	For a complete listing of investments, please refer to the Schedule of Investments.
**
Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation of the instrument.

There were no transfers between levels during the quarter ended September 30, 2015.

Calvert VP Volatility Managed Moderate Growth	Valuation Inputs

INVESTMENT IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange-Traded Products	$56,111,212	$—	$—	$56,111,212
Time Deposit	—	3,269,660	—	3,269,660
TOTAL	$56,111,212	$3,269,660	$—	$59,380,872
Other financial instruments**	$257,136	$—	$—	$257,136

*	For a complete listing of investments, please refer to the Schedule of Investments.
**
Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation of the instrument.

There were no transfers between levels during the quarter ended September 30, 2015.

Calvert VP Volatility Managed Growth	Valuation Inputs

INVESTMENT IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange-Traded Products	$101,025,960	$—	$—	$101,025,960
Time Deposit	—	6,238,871	—	6,238,871
TOTAL	$101,025,960	$6,238,871	$—	$107,264,831
Other financial instruments**	$933,547	$—	$—	$933,547

*	For a complete listing of investments, please refer to the Schedule of Investments.
**
Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation of the instrument.

There were no transfers between levels during the quarter ended September 30, 2015.

Calvert VP Natural Resources	Valuation Inputs

INVESTMENT IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Exchange-Traded Products	$46,349,052	$—	$—	$46,349,052
Time Deposit	—	1,357,125	—	1,357,125
TOTAL	$46,349,052	$1,357,125	$—	$47,706,177

*	For a complete listing of investments, please refer to the Schedule of Investments.

There were no transfers between levels during the quarter ended September 30, 2015.

Calvert VP NASDAQ 100 Index	Valuation Inputs

INVESTMENT IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Equity Securities*	$79,127,702	$—	$—	$79,127,702
Exchange-Traded Products	1,984,320	—	—	1,984,320
U.S. Treasury Obligations	—	299,878	—	299,878
Time Deposit	—	3,719,782	—	3,719,782
TOTAL	$81,112,022	$4,019,660	$—	$85,131,682
Other financial instruments**	($122,992)	$—	$—	($122,992)

*	For further breakdown of Equity securities by country, please refer to the Schedule of Investments.
**
Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation of the instrument.

There were no transfers between levels during the quarter ended September 30, 2015.

Futures Contracts: The Portfolios may purchase and sell futures contracts to provide equity market exposure to the Portfolios’ uncommitted cash balances or to manage overall portfolio volatility. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations. The Portfolios are subject to market risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios may use futures contracts to hedge against changes in the value of securities, interest rates or foreign currencies. The Portfolios may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolios’ ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolios.
During the period ended September 30, 2015, futures contracts were used to hedge the lack of equity market exposure inherent in a cash position and, in the case of the VP Volatility Managed Portfolios, to adjust the Portfolios’ overall equity exposure in an effort to stabilize portfolio volatility around a target level. The Portfolios’ futures contracts at period end are presented in the Schedules of Investments.
During the period, Calvert VP S&P 500 Index invested in E-Mini S&P 500 Index and S&P 500 Index futures. The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

Derivative Description	Average Number of Contracts*
Futures Contracts long	87
* Averages are based on activity levels during the period ended September 30, 2015.

During the period, Calvert VP S&P MidCap 400 Index invested in E-Mini S&P 400 Index futures. The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

Derivative Description	Average Number of Contracts*
Futures Contracts long	66
* Averages are based on activity levels during the period ended September 30, 2015.

During the period, Calvert VP Russell 2000 Small Cap Index invested in E-Mini Russell 2000 Index futures. The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

Derivative Description	Average Number of Contracts*
Futures Contracts long	55
* Averages are based on activity levels during the period ended September 30, 2015.

During the period, Calvert VP Volatility Managed Moderate invested in E-Mini S&P 500 Index, E-Mini MSCI EAFE Index, E-Mini S&P 400 Index, and E-Mini Russell 2000 Index futures. The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

Derivative Description	Average Number of Contracts*
Futures Contracts long	52
Futures Contracts short	(9)
* Averages are based on activity levels during the period ended September 30, 2015.

During the period, Calvert VP Volatility Managed Moderate Growth invested in E-Mini S&P 500 Index, E-Mini MSCI EAFE Index, E-Mini S&P 400 Index, and E-Mini Russell 2000 Index futures. The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

Derivative Description	Average Number of Contracts*
Futures Contracts long	21
Futures Contracts short	(19)
* Averages are based on activity levels during the period ended September 30, 2015.

During the period, Calvert VP Volatility Managed Growth invested in E-Mini S&P 500 Index, E-Mini MSCI EAFE Index, E-Mini S&P 400 Index, and E-Mini Russell 2000 Index futures. The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

Derivative Description	Average Number of Contracts*
Futures Contracts long	42
Futures Contracts short	(67)
* Averages are based on activity levels during the period ended September 30, 2015.

During the period, Calvert VP NASDAQ 100 Index invested in E-Mini NASDAQ 100 Index futures. The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

Derivative Description	Average Number of Contracts*
Futures Contracts long	36
* Averages are based on activity levels during the period ended September 30, 2015.

Security Transactions: Security transactions are accounted for on trade date.
Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE B — INVESTMENT ACTIVITY AND TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at September 30, 2015.

	CALVERT VP SRI LARGE CAP VALUE	CALVERT VP S&P 500 INDEX	CALVERT VP S&P MIDCAP 400 INDEX	CALVERT VP NASDAQ 100 INDEX
Unrealized appreciation	$2,518,581	$121,460,334	$66,020,379	$37,101,979
Unrealized (depreciation)	(10,371,026)	(13,699,449)	(16,194,051)	(1,742,650)
Net unrealized appreciation (depreciation)	($7,852,445)	$107,760,885	$49,826,328	$35,359,329

Federal income tax cost of investments	$85,491,990	$230,440,453	$184,066,260	$49,772,352

	CALVERT VP INVESTMENT GRADE BOND INDEX	CALVERT VP NATURAL RESOURCES	CALVERT VP EAFE INTERNATIONAL INDEX	CALVERT VP RUSSELL 2000 SMALL CAP INDEX
Unrealized appreciation	$6,424,130	$—	$27,969,684	$33,762,504
Unrealized (depreciation)	(1,741,052)	(20,549,699)	(21,887,685)	(19,842,914)
Net unrealized appreciation (depreciation)	$4,683,078	($20,549,699)	$6,081,999	$13,919,590
Federal income tax cost of investments	$194,566,892	$68,255,876	$149,183,525	$121,386,831

	CALVERT VP VOLATILITY MANAGED MODERATE	CALVERT VP VOLATILITY MANAGED MODERATE GROWTH	CALVERT VP VOLATILITY MANAGED GROWTH
Unrealized appreciation	$102,189	$40,938	$111,136
Unrealized (depreciation)	(3,040,429)	(2,570,196)	(4,608,408)
Net unrealized appreciation (depreciation)	($2,938,240)	($2,529,258)	($4,497,272)

Federal income tax cost of investments	$98,280,209	$61,910,130	$111,762,103

Item 2. Controls and Procedures.

(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits.

    A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE PRODUCTS, INC.

By:	/s/ John H. Streur John H. Streur Chair -- Principal Executive Officer
Date:    November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

    /s/ John H. Streur
    John H. Streur
    Chair -- Principal Executive Officer
Date:    November 25, 2015

    /s/ Vicki L. Benjamin
    Vicki L. Benjamin
    Treasurer -- Principal Financial Officer
Date:    November 25, 2015